United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/16

Date of Reporting Period: Six months ended 01/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2016
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	28.9%
Variable Rate Instruments	26.4%
Bank Instruments	26.4%
Other Repurchase Agreements and Repurchase Agreements	18.4%
Investment Company	0.0%[2]
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.8%[5]
8-30 Days	19.9%
31-90 Days	23.1%
91-180 Days	12.0%
181 Days or more	1.3%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, commercial paper, corporate bonds and municipal securities.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 20.8% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.2%
		Finance - Equipment—0.2%
$1,278,698	[1,2]	Axis Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.52%, 4/20/2016	$1,278,698
6,842,500	[1,2]	BCC Funding X LLC Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.80%, 6/20/2016	6,842,500
11,317,114	[1,2]	Engs Commercial Finance Trust 2015-1, Class A1, 0.70%, 8/22/2016	11,317,114
1,209,742	[1,2]	Leaf Equipment Contract Backed Notes, Series 2015-1, Class A1, 0.50%, 5/16/2016	1,209,742
995,252	[1,2]	MMAF Equipment Finance LLC 2015-A, Class A1, 0.39%, 6/3/2016	995,252
72,237	[1,2]	Navitas Equipment Receivables LLC 2015-1, Class A1, 0.55%, 4/15/2016	72,237
7,365,498	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.40%, 6/20/2016	7,365,498
		TOTAL ASSET-BACKED SECURITIES	29,081,041
		BANK NOTE—0.9%
		Banking—0.9%
128,000,000		Bank of America N.A., 0.68%, 5/18/2016	128,000,000
		TOTAL BANK NOTE	128,000,000
		CERTIFICATES OF DEPOSIT—26.4%
		Banking—26.4%
685,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.39% - 0.70%, 2/10/2016 - 6/1/2016	685,000,000
50,000,000		BNP Paribas SA, 0.30%, 2/10/2016	50,000,000
90,000,000		Canadian Imperial Bank of Commerce, 0.84%, 7/7/2016	90,000,000
295,000,000		Credit Agricole Corporate and Investment Bank, 0.35% - 0.71%, 2/8/2016 - 5/2/2016	295,000,000
400,000,000		DNB Bank ASA, 0.35%, 2/2/2016	400,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.67%, 6/6/2016	100,000,000
290,000,000		KBC Bank N.V., 0.36%, 2/2/2016	290,000,000
300,000,000		Mizuho Bank Ltd., 0.40% - 0.65%, 2/19/2016 - 4/15/2016	300,000,000
254,000,000		Natixis, 0.40%, 2/4/2016 - 2/16/2016	254,000,000
469,100,000		Standard Chartered Bank PLC, 0.51% - 0.65%, 3/4/2016 - 5/5/2016	469,097,524
592,500,000		Sumitomo Mitsui Banking Corp., 0.40% - 0.72%, 2/1/2016 - 5/26/2016	592,500,000
255,000,000		Toronto Dominion Bank, 0.75% - 1.00%, 6/20/2016 - 11/10/2016	255,000,000
100,000,000		Wells Fargo Bank, N.A., 0.85%, 7/11/2016	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,880,597,524
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		COMMERCIAL PAPER—25.8%[3]
		Aerospace / Auto—0.5%
$74,025,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.751% - 0.811%, 2/1/2016 - 3/11/2016	$73,999,694
		Banking—13.8%
52,000,000	[1,2]	Anglesea Funding LLC, 0.651%, 4/21/2016	51,924,889
113,360,000	[1,2]	Antalis S.A., 0.481%, 3/3/2016	113,313,145
50,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	49,864,375
375,000,000	[1,2]	Barclays US Funding LLC, 0.37%, 2/1/2016	375,000,000
80,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.552% - 0.854%, 3/21/2016 - 7/25/2016	79,838,611
200,000,000	[1,2]	BNP Paribas SA, 0.39%, 2/2/2016	199,997,833
25,000,000	[1,2]	HSBC USA, Inc., 0.859%, 8/4/2016	24,890,156
18,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%, 3/18/2016	17,988,500
147,000,000	[1,2]	LMA-Americas LLC, 0.37% - 0.601%, 2/10/2016 - 3/8/2016	146,953,949
138,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.651% - 0.722%, 3/17/2016 - 6/3/2016	137,771,647
275,000,000	[1,2]	Nationwide Building Society, 0.41% - 0.651%, 2/22/2016 - 4/8/2016	274,755,119
15,000,000		Rabobank Nederland NV, Utrecht, 0.808%, 6/29/2016	14,950,213
138,000,000	[1,2]	Standard Chartered Bank PLC, 0.391%, 2/22/2016	137,968,605
408,000,000	[1,2]	Versailles Commercial Paper LLC, 0.38% - 0.661%, 2/3/2016 - 5/6/2016	407,582,238
		TOTAL	2,032,799,280
		Chemicals—0.8%
73,565,000	[1,2]	DuPont (E.I.) de Nemours & Co., 0.831% - 0.871%, 2/29/2016 - 3/4/2016	73,511,988
1,500,000	[1,2]	Potash Corp. of Saskatchewan, Inc., 0.691%, 2/18/2016	1,499,511
46,179,000		PPG Industries, Inc., 0.70% - 0.72%, 2/16/2016 - 2/17/2016	46,164,953
		TOTAL	121,176,452
		Consumer Products—0.0%
5,340,000	[1,2]	Clorox Co., 0.701% - 0.701%, 3/2/2016 - 3/11/2016	5,336,581
		Container/Packaging—0.1%
15,000,000	[1,2]	Bemis Co., Inc., 0.70%, 2/2/2016	14,999,708
		Electric Power—0.3%
38,700,000		Virginia Electric & Power Co., 0.70% - 0.751%, 2/8/2016 - 3/8/2016	38,681,341
		Electrical Equipment—0.3%
49,800,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.751% - 0.751%, 2/23/2016 - 2/25/2016	49,775,517
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Commercial—2.5%
$364,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.38% - 0.631%, 2/5/2016 - 4/14/2016	$363,860,027
		Finance - Retail—6.9%
75,000,000		American Express Credit Corp., 0.35%, 2/2/2016	74,999,271
80,000,000	[1,2]	Barton Capital S.A., 0.42% - 0.511%, 2/2/2016 - 3/1/2016	79,981,104
25,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	25,000,000
60,000,000	[1,2]	Chariot Funding LLC, 0.501% - 1.007%, 2/22/2016 - 10/12/2016	59,847,222
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.421% - 0.854%, 2/16/2016 - 7/20/2016	49,895,278
732,000,000	[1,2]	Sheffield Receivables Company LLC, 0.431% - 0.883%, 3/4/2016 - 5/16/2016	731,569,977
		TOTAL	1,021,292,852
		Oil & Oil Finance—0.5%
73,825,000		Motiva Enterprises LLC, 0.75% - 1.021%, 2/5/2016 - 3/11/2016	73,777,757
		Telecommunications—0.1%
8,000,000	[1,2]	NBCUniversal Enterprise, Inc., (GTD by Comcast Corp.), 0.67%, 2/9/2016	7,998,809
		TOTAL COMMERCIAL PAPER	3,803,698,018
		CORPORATE BONDS—1.8%
		Banking—0.7%
36,866,000		Bank of America Corp., 3.625%, 3/17/2016	37,000,095
5,200,000		Bank of America Corp., 1.406%, 3/22/2016	5,203,967
44,350,000	[1,2]	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.00%, 2/26/2016	44,364,807
5,545,000		Citigroup, Inc., 1.30%, 4/1/2016	5,547,502
10,000,000		Citigroup, Inc., 1.402%, 4/1/2016	10,004,659
2,300,000		Wells Fargo & Co., 1.25%, 7/20/2016	2,302,510
6,310,000		Wells Fargo & Co., 1.154%, 7/20/2016	6,321,432
		TOTAL	110,744,972
		Finance - Securities—1.1%
159,880,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	160,005,835
		TOTAL CORPORATE BONDS	270,750,807
		CORPORATE NOTES—0.1%
		Banking—0.1%
8,450,000	[1,2]	ING Bank N.V., 1.375%, 3/7/2016	8,456,294
		TOTAL CORPORATE NOTES	8,456,294
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		NOTES-VARIABLE—26.4%[4]
		Aerospace/Auto—1.0%
$5,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	$5,000,000
70,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	70,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	50,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.632%, 4/15/2016	20,000,000
		TOTAL	145,000,000
		Banking—24.2%
50,000,000		Bank of Montreal, 0.807%, 3/9/2016	50,000,000
25,000,000		Bank of Montreal, 0.587%, 2/23/2016	25,000,000
90,000,000		Bank of Montreal, 0.576%, 2/18/2016	90,000,000
50,000,000		Bank of Montreal, 0.554%, 2/12/2016	50,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.444%, 2/9/2016	50,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.588%, 2/3/2016	100,000,000
120,000,000		Bank of Nova Scotia, Toronto, 0.678%, 2/1/2016	120,000,000
13,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.625%, 4/22/2016	13,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.571%, 3/18/2016	10,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.568%, 3/16/2016	20,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 2/17/2016	15,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), (LIQ: JPMorgan Chase), 0.37%, 1/2/2019	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), (LIQ: JPMorgan Chase), 0.37%, 1/2/2019	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), (LIQ: JPMorgan Chase), 0.37%, 1/2/2019	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), (LIQ: JPMorgan Chase), 0.37%, 1/2/2019	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), (LIQ: JPMorgan Chase), 0.37%, 1/2/2019	20,000,000
50,000,000		BMO Harris Bank, N.A., 0.638%, 2/1/2016	50,000,000
50,000,000		Canadian Imperial Bank of Commerce, 0.724%, 2/11/2016	50,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.678%, 2/3/2016	100,000,000
150,000,000	[1,2]	Commonwealth Bank of Australia, 0.608%, 4/5/2016	149,998,825
75,000,000	[1,2]	Commonwealth Bank of Australia, 0.608%, 4/4/2016	75,000,000
125,000,000	[1,2]	Commonwealth Bank of Australia, 0.588%, 3/1/2016	125,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$51,405,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.30%, 2/4/2016	$51,405,000
3,780,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.00%, 2/4/2016	3,780,000
160,000,000		HSBC Bank USA, N.A., 0.598%, 2/1/2016	160,000,000
200,000,000	[1,2]	HSBC USA, Inc., 0.774%, 7/11/2016	200,000,000
30,000,000	[1,2]	HSBC USA, Inc., 0.678%, 6/2/2016	30,000,000
100,000,000		JPMorgan Securities LLC, 0.738%, 5/31/2016	100,000,000
50,000,000	[1,2]	JPMorgan Securities LLC, 0.685%, 4/22/2016	50,000,000
7,000,000		JPMorgan Securities LLC, 0.666%, 4/15/2016	7,000,000
50,000,000		JPMorgan Securities LLC, 0.533%, 2/25/2016	50,000,000
15,000,000	[1,2]	JPMorgan Securities LLC, 0.626%, 2/16/2016	15,000,000
8,155,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.78%, 2/2/2016	8,155,000
57,000,000		Maryland State EDC, Human Genome Sciences Series 2001-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.78%, 2/2/2016	57,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.41%, 2/4/2016	5,375,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.35%, 2/4/2016	25,000,000
13,800,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.38%, 2/4/2016	13,800,000
14,050,000	[1,2]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1011), (LIQ: Bank of America), 0.45%, 2/1/2016	14,050,000
53,270,000	[1,2]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), (LIQ: Bank of America), 0.45%, 2/1/2016	53,270,000
147,000,000		Rabobank Nederland NV, Utrecht, 0.626%, 3/18/2016	147,000,000
50,000,000		Royal Bank of Canada, Montreal, 0.874%, 4/14/2016	50,000,000
115,000,000		Royal Bank of Canada, Montreal, 0.544%, 2/12/2016	115,000,000
150,000,000		Royal Bank of Canada, Montreal, 0.544%, 2/8/2016	150,000,000
30,000,000		State Street Bank and Trust Co., 0.624%, 2/11/2016	30,000,000
40,000,000		Toronto Dominion Bank, 0.775%, 4/21/2016	40,000,000
150,000,000		Toronto Dominion Bank, 0.668%, 2/4/2016	150,000,000
125,000,000		Toronto Dominion Bank, 0.578%, 2/4/2016	125,000,000
40,000,000		Toronto Dominion Bank, Sr. Unsecured, 0.792%, 4/13/2016	40,006,527
364,580,000		Wells Fargo Bank, N.A., 0.766%, 3/22/2016	364,580,000
50,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.588%, 3/2/2016	50,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.38%, 2/4/2016	$13,000,000
2,595,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.38%, 2/4/2016	2,595,000
		TOTAL	3,561,590,352
		Finance - Automotive—0.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.817%, 4/7/2016	50,000,000
		Finance - Commercial—0.3%
15,000,000		General Electric Capital Corp., Sr. Unsecured, 0.77%, 3/21/2016	15,009,114
2,990,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.42%, 2/4/2016	2,990,000
20,545,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.49%, 2/4/2016	20,545,000
3,745,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.49%, 2/4/2016	3,745,000
		TOTAL	42,289,114
		Finance - Retail—0.2%
35,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.654%, 7/13/2016	35,000,000
		Government Agency—0.2%
9,767,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.39%, 2/4/2016	9,767,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (LIQ: Federal Home Loan Bank of Chicago), 0.37%, 2/4/2016	14,000,000
		TOTAL	23,767,000
		Municipal—0.2%
27,000,000		Ohio Water Development Authority, Fresh Water Series 2015-17, 0.434%, 5/1/2038	27,000,000
		TOTAL NOTES-VARIABLE	3,884,646,466
		MUNICIPALS—0.1%
		Municipals—0.1%
1,090,000		New Rochelle, NY, (2015 Series B), 1.50%, 3/4/2016	1,090,709
8,000,000		York County, PA, (Series of 2016), 1.25%, 4/29/2016	8,007,720
		TOTAL	9,098,429
		TOTAL MUNICIPALS	9,098,429
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		OTHER REPURCHASE AGREEMENTS—7.4%
$50,000,000	[5]	Barclays Capital, Inc., 1.12%, 4/7/2016, interest in a $50,000,000 collateralized loan agreement, dated 1/8/2016, will repurchase securities provided as collateral for $50,140,000, in which asset-backed securities and collateralized mortgage obligations with a market value of $51,241,414 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
5,000,000		BNP Paribas Securities Corp., 0.37%, 2/1/2016, interest in a $35,000,000 collateralized loan agreement, dated 1/29/2016, will repurchase securities provided as collateral for $35,001,079, in which asset-backed securities and collateralized mortgage obligations with a market value of $35,701,101 have been received as collateral and held with BNY Mellon as tri-party agent.	5,000,000
420,000,000	[5]	Citigroup Global Markets, Inc., 0.45% - 0.90%, 2/1/2016 - 5/24/2016, interest in a $420,000,000 collateralized loan agreement, dated 11/24/2015 - 1/29/2016, will repurchase securities provided as collateral for $420,898,813, in which common stock, asset-backed securities and exchange-traded funds with a market value of $428,578,802 have been received as collateral and held with BNY Mellon as tri-party agent.	420,000,000
145,000,000	[5]	Credit Suisse Securities (USA) LLC, 1.03% - 1.07%, 3/11/2016 - 3/16/2016, interest in a $145,000,000 collateralized loan agreement, dated 12/16/2015 - 12/17/2015, will repurchase securities provided as collateral for $145,362,142, in which asset-backed securities with a market value of $148,091,222 have been received as collateral and held with BNY Mellon as tri-party agent.	145,000,000
35,600,000		Goldman Sachs & Co., 0.48%, 2/2/2016, interest in a $35,600,000 collateralized loan agreement, dated 1/27/2016, will repurchase securities provided as collateral for $35,602,848, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and U.S. Government Agency securities with a market value of $36,314,421 have been received as collateral and held with BNY Mellon as tri-party agent.	35,600,000
309,000,000	[5]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.57% - 1.07%, 2/1/2016 - 7/26/2016, interest in a $355,000,000 collateralized loan agreement, dated 7/27/2015 - 1/29/2016, will repurchase securities provided as collateral for $356,069,729, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $362,184,115 have been received as collateral and held with BNY Mellon as tri-party agent.	309,000,000
130,000,000	[5]	Wells Fargo Securities LLC, 0.80%, 4/12/2016, interest in a $130,000,000 collateralized loan agreement, dated 1/13/2016, will repurchase securities provided as collateral for $130,260,000, in which common stocks and mutual funds with a market value of $132,655,991 have been received as collateral and held with BNY Mellon as tri-party agent.	130,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	1,094,600,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—11.0%
$500,000,000		Interest in $1,350,000,000 joint repurchase agreement, 0.34% dated 1/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,350,038,250 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,377,039,015.	$500,000,000
866,850,000		Repurchase agreement, 0.36% dated 1/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,015,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2045 and the market value of those underlying securities was $510,015,301.	866,850,000
250,000,000		Interest in $500,000,000 joint repurchase agreement, 0.42% dated 1/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,017,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2045 and the market value of those underlying securities was $510,017,851.	250,000,000
		TOTAL REPURCHASE AGREEMENTS	1,616,850,000
		INVESTMENT COMPANY—0.0%
500,000	[6]	Federated Money Market Management, Institutional Shares, 0.25%[7] (AT NET ASSET VALUE)	500,000
		TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST) [8]	14,726,278,579
		OTHER ASSETS AND LIABILITIES—(0.1)%[9]	(21,153,249)
		TOTAL NET ASSETS—100%	$14,705,125,330
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.3% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $5,024,216,285, which represented 34.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $5,024,216,285, which represented 34.2% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Affiliated holding.
7	7-day net yield.
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8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset Backed Securities	$—	$29,081,041	$—	$29,081,041
Bank Notes	—	128,000,000	—	128,000,000
Certificates of Deposit	—	3,880,597,524	—	3,880,597,524
Commercial Paper	—	3,803,698,018	—	3,803,698,018
Corporate Bonds	—	270,750,807	—	270,750,807
Corporate Notes	—	8,456,294	—	8,456,294
Notes-Variable	—	3,884,646,466	—	3,884,646,466
Municipals	—	9,098,429	—	9,098,429
Other Repurchase Agreements	—	1,094,600,000	—	1,094,600,000
Repurchase Agreements	—	1,616,850,000	—	1,616,850,000
Investment Company	500,000	—	—	500,000
TOTAL SECURITIES	$500,000	$14,725,778,579	$—	$14,726,278,579
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.39%[4,5]	0.27%[5]	0.25%[5]	0.32%	0.40%	0.39%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.86%[4]	1.05%	1.07%	0.99%	0.93%	0.93%
Supplemental Data:
Net assets, end of period	$14,705,125	$12,847,237	$11,591,418	$11,918,210	$10,720,892	$10,912,831
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1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 0.39% for the six months ended January 31, 2016, and 0.27%, 0.25% and 0.39% for the years ended July 31, 2015, 2014 and 2011, respectively after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investments in securities	$12,014,828,579
Investments in repurchase and other repurchase agreements	2,711,450,000
Total investments in securities, at value including $500,000 of investment in an affiliated holding (Note 4) (identified cost $14,726,278,579)		$14,726,278,579
Cash		199,941
Income receivable		6,306,383
TOTAL ASSETS		14,732,784,903
Liabilities:
Payable for investments purchased	24,057,192
Payable for shares redeemed	2,336
Payable for distribution services fee (Note 4)	2,641,412
Payable to investment adviser (Note 4)	134,653
Payable for administrative fee (Note 4)	94,257
Payable for Directors'/Trustees' fees (Note 4)	9,597
Accrued expenses (Note 4)	720,126
TOTAL LIABILITIES		27,659,573
Net assets for 14,705,129,644 shares outstanding		$14,705,125,330
Net Assets Consists of:
Paid-in capital		$14,705,117,087
Accumulated net realized gain on investments		8,243
TOTAL NET ASSETS		$14,705,125,330
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$14,705,125,330 ÷ 14,705,129,644 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$27,207,207
Dividends received from an affiliated holding (Note 4)			340
TOTAL INCOME			27,207,547
Expenses:
Investment adviser fee (Note 4)		$16,151,314
Administrative fee (Note 4)		5,454,392
Custodian fees		185,162
Transfer agent fees		7,002,755
Directors'/Trustees' fees (Note 4)		45,948
Auditing fees		11,387
Legal fees		3,831
Distribution services fee (Note 4)		38,337,996
Other service fees (Notes 2 and 4)		17,426,362
Portfolio accounting fees		88,234
Share registration costs		1,656,337
Printing and postage		587,965
Miscellaneous (Note 4)		28,933
TOTAL EXPENSES		86,980,616
Waivers, Reimbursements and Reduction:
Waivers/reimbursement of investment adviser fee (Note 4)	$(8,591,589)
Waivers and reimbursement of other operating expenses (Notes 2 and 4)	(51,181,329)
Reduction of custodian fees (Note 5)	(151)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(59,773,069)
Net expenses			27,207,547
Net investment income			—
Net realized gain on investments			68,953
Change in net assets resulting from operations			$68,953
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	68,953	57,700
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	68,953	57,700
Distributions to Shareholders:
Distributions from net realized gain on investments	(116,871)	(48,569)
Share Transactions:
Proceeds from sale of shares	3,835,978,364	5,646,699,307
Net asset value of shares issued to shareholders in payment of distributions declared	114,152	47,528
Cost of shares redeemed	(1,978,155,870)	(4,390,937,198)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,857,936,646	1,255,809,637
Change in net assets	1,857,888,728	1,255,818,768
Net Assets:
Beginning of period	12,847,236,602	11,591,417,834
End of period	$14,705,125,330	$12,847,236,602
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of total fund expense waivers, reimbursements and reduction of $59,773,069 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended January 31, 2016, an unaffiliated third-party waived $14,583 of portfolio accounting fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, unaffiliated third-party financial intermediaries waived the entire $17,426,362 of other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2016	Year Ended 7/31/2015
Shares sold	3,835,978,364	5,646,699,307
Shares issued to shareholders in payment of distributions declared	114,152	47,528
Shares redeemed	(1,978,155,870)	(4,390,937,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,857,936,646	1,255,809,637
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $8,591,589 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, FSC waived $33,740,384 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC did not retain any fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but
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not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions, which complied with Rule 17a-7 under the Act, amounted to $63,480,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2016, the Adviser reimbursed $79. Transactions involving the affiliated holding during the six months ended January 31, 2016, were as follows:
Federated Money Market Management, Institutional Shares
Balance of Shares Held 7/31/2015	—
Purchases/Additions	500,000
Sales/Reductions	—
Balance of Shares Held 1/31/2016	500,000
Value	$500,000
Dividend Income	$340
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2016, the Fund's expenses were reduced by $151 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
9. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments, and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.18	$1.98
1	Expenses are equal to the Fund's annualized net expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
25

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in reponse to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Semi-Annual Shareholder Report
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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31

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
P	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2015 through January 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	50.3%
Repurchase Agreements	42.5%
U.S. Treasury Securities	3.1%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	47.9%
8-30 Days	19.4%
31-90 Days	13.1%
91-180 Days	9.9%
181 Days or more	5.6%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—50.3%
$11,826,000		Federal Farm Credit System, 0.42% - 6.03%, 3/21/2016 - 6/24/2016	$11,839,968
427,250,000	[1]	Federal Farm Credit System Discount Notes, 0.20% - 0.65%, 2/8/2016 - 10/14/2016	426,802,813
1,226,704,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.375% - 0.591%, 2/1/2016 - 2/29/2016	1,226,749,961
951,935,000		Federal Home Loan Bank System, 0.21% - 0.625%, 2/8/2016 - 11/23/2016	951,853,545
2,608,445,000	[1]	Federal Home Loan Bank System Discount Notes, 0.17% - 0.80%, 2/1/2016 - 12/5/2016	2,605,094,550
855,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.209% - 0.591%, 2/1/2016 - 4/27/2016	854,936,544
54,035,000		Federal Home Loan Mortgage Corp., 0.375% - 0.625%, 3/30/2016 - 11/1/2016	54,030,829
178,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.14% - 0.255%, 2/2/2016 - 2/11/2016	178,743,844
264,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.414% - 0.429%, 2/12/2016	263,967,604
78,919,000		Federal National Mortgage Association, 0.50% - 5.00%, 3/15/2016 - 3/30/2016	79,233,974
194,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.25% - 0.32%, 2/1/2016 - 3/9/2016	193,985,197
240,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.434% - 0.446%, 2/8/2016 - 2/20/2016	239,962,530
223,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.562%, 4/1/2016	223,000
		TOTAL GOVERNMENT AGENCIES	7,087,424,359
		U.S. TREASURY—3.1%
46,000,000		United States Treasury Notes, 4.50%, 2/15/2016	46,074,300
50,000,000		United States Treasury Notes, 4.875%, 8/15/2016	51,130,208
234,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	235,714,310
103,000,000		United States Treasury Notes, 0.50% - 2.75%, 11/30/2016	103,854,456
		TOTAL U.S. TREASURY	436,773,274
		REPURCHASE AGREEMENTS—42.5%
550,000,000		Repurchase agreement, 0.35% dated 1/29/2016 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,016,042 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $561,220,897.	550,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$483,150,000	Interest in $1,350,000,000 joint repurchase agreement, 0.34% dated 1/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $1,350,038,250 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $1,377,039,015.	$483,150,000
100,000,000	Repurchase agreement, 0.34% dated 1/29/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,002,833 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,002,981.	100,000,000
150,000,000	Repurchase agreement, 0.36% dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,004,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2054 and the market value of those underlying securities was $153,249,385.	150,000,000
87,000,000	Repurchase agreement, 0.36% dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $87,002,610 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/6/2038 and the market value of those underlying securities was $88,746,679.	87,000,000
1,500,000,000	Repurchase agreement, 0.34% dated 1/28/2016 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,500,099,167 on 2/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,533,100,079.	1,500,000,000
250,000,000	Interest in $500,000,000 joint repurchase agreement, 0.42% dated 1/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,017,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2045 and the market value of those underlying securities was $510,017,851.	250,000,000
500,000,000	Repurchase agreement, 0.35% dated 1/29/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,014,583 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 11/20/2045 and the market value of those underlying securities was $510,014,938.	500,000,000
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3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$2,000,000,000	Repurchase agreement, 0.25% dated 1/29/2016 under which Federal Reserve Bank of New York will repurchase the securities provided as collateral for $2,000,041,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $2,000,041,731.	$2,000,000,000
99,100,000	Interest in $100,000,000 joint repurchase agreement, 0.32% dated 1/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,002,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $102,002,721.	99,100,000
207,200,000	Interest in $250,000,000 joint repurchase agreement, 0.33% dated 1/29/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,006,875 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2026 and the market value of those underlying securities was $255,011,924.	207,200,000
50,000,000	Repurchase agreement, 0.36% dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,001,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $51,001,530.	50,000,000
	TOTAL REPURCHASE AGREEMENTS	5,976,450,000
	TOTAL INVESTMENTS—95.9% (AT AMORTIZED COST)[3]	13,500,647,633
	OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	576,588,912
	TOTAL NET ASSETS—100%	$14,077,236,545
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.15%[5]
Net investment income	0.00%[5]	0.00%[5]
Expense waiver/reimbursement[6]	0.66%[5]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$103,239	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.15%[5]
Net investment income	0.00%[5]	0.00%[5]
Expense waiver/reimbursement[6]	0.96%[5]	1.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,647	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.15%[5]
Net investment income	0.00%[5]	0.00%[5]
Expense waiver/reimbursement[6]	0.96%[5]	1.16%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,821	$0[7]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.15%[5]
Net investment income	0.00%[5]	0.00%[5]
Expense waiver/reimbursement[6]	0.66%[5]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,106	$0[7]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class P Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.21%[5]	0.11%[6]	0.10%[6]	0.18%	0.17%	0.21%
Net investment income	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[7]	0.99%[5]	1.18%	1.20%	1.12%	1.12%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,946,424	$12,194,155	$11,135,915	$12,026,528	$11,201,045	$10,917,384
Semi-Annual Shareholder Report
10

1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.11% and 0.10% for the years ended July 31, 2015 and 2014, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investments in securities	$7,524,197,633
Investments in repurchase agreements	5,976,450,000
Total investment in securities, at amortized cost and fair value		$13,500,647,633
Cash		134,679
Receivable for investments sold		750,000,000
Income receivable		6,570,532
Receivable for shares sold		489,050
TOTAL ASSETS		14,257,841,894
Liabilities:
Payable for investments purchased	177,987,993
Payable for shares redeemed	318,250
Payable for distribution services fee (Note 4)	834,170
Payable for investment adviser fee (Note 4)	206,997
Payable for administrative fee (Note 4)	90,232
Payable for other service fees (Notes 2 and 4)	10,042
Payable for Directors'/Trustees' fees (Note 4)	9,627
Accrued expenses (Note 4)	1,148,038
TOTAL LIABILITIES		180,605,349
Net assets for 14,077,236,169 shares outstanding		$14,077,236,545
Net Assets Consists of:
Paid-in capital		$14,077,235,045
Accumulated net realized gain on investments		1,500
TOTAL NET ASSETS		$14,077,236,545
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$103,239,119 ÷ 103,239,103 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$9,646,928 ÷ 9,646,928 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$14,820,791 ÷ 14,820,791 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$3,105,900 ÷ 3,105,900 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$13,946,423,807 ÷ 13,946,423,447 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$13,778,713
Expenses:
Investment adviser fee (Note 4)		$13,292,233
Administrative fee (Note 4)		5,200,575
Custodian fees		185,373
Transfer agent fees (Notes 2 and 4)		6,713,269
Directors'/Trustees' fees (Note 4)		44,570
Auditing fees		13,900
Legal fees		3,940
Distribution services fee (Note 4)		36,546,175
Other service fees (Notes 2 and 4)		16,608,628
Portfolio accounting fees		94,773
Share registration costs		197,851
Printing and postage		636,728
Miscellaneous (Note 4)		29,126
TOTAL EXPENSES		79,567,141
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(7,013,009)
Waivers and reimbursements of other operating expenses (Notes 2 and 4)	(58,775,419)
TOTAL WAIVERS AND REIMBURSEMENTS		(65,788,428)
Net expenses			13,778,713
Net investment income			—
Net realized gain on investments			23,577
Change in net assets resulting from operations			$23,577
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	23,577	5,538
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,577	5,538
Distributions to Shareholders:
Distributions from net realized gain on investments
Class P Shares[1]	(24,389)	(3,226)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,389)	(3,226)
Share Transactions:
Proceeds from sale of shares	4,740,052,172	7,350,377,012
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	127,283,551	—
Net asset value of shares issued to shareholders in payment of distributions declared	23,647	3,161
Cost of shares redeemed	(2,984,513,801)	(6,291,905,812)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,882,845,569	1,058,474,361
Change in net assets	1,882,844,757	1,058,476,673
Net Assets:
Beginning of period	12,194,391,788	11,135,915,115
End of period	$14,077,236,545	$12,194,391,788
1	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Class A Shares, Class B Shares, Class C Shares and Class F Shares and the Fund's original shares were redesignated as Class P Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Liberty U.S. Government Money Market Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund, pursuant to a plan of reorganization approved by the Fund's Trustees. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class B Share, Class C Share and Class F Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Class A Share, Class B Share, Class C Share and Class F Share, respectively, of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
127,283,547	$127,283,551	$13,211,131,195	$13,338,414,746
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16

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, are as follows:
Net investment income*	$—
Net realized gain on investments	$23,781
Net increase in assets resulting from operations	$23,781
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
17

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees,
Semi-Annual Shareholder Report
18

other services fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $65,788,428 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class A Shares	$342	$—	$—
Class B Shares	22	—	—
Class C Shares	47	—	—
Class F Shares	9	—	—
Class P Shares	$6,712,849	(5,501,340)	(1,130,042)
TOTAL	$6,713,269	$(5,501,340)	$(1,130,042)
For the six months ended January 31, 2016, an unaffiliated third-party waived $16,084 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2016, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$29,826	$(7,220)	$(22,606)
Class B Shares	1,967	(1,967)	—
Class C Shares	4,091	(8)	(4,083)
Class F Shares	786	(203)	(583)
Class P Shares	16,571,958	—	(16,571,958)
TOTAL	$16,608,628	$(9,398)	$(16,599,230)
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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19

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
20

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,110,348	$12,110,348	218,142	$218,142
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	105,367,980	105,367,984	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(14,457,367)	(14,457,367)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	103,020,961	$103,020,965	218,142	$218,142

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,985,212	$3,985,212	18,159	$18,159
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	6,014,620	6,014,620	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(371,063)	(371,063)	—	—
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	9,628,769	$9,628,769	18,159	$18,159

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,679,373	$4,679,373	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	13,475,062	13,475,062	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(3,333,744)	(3,333,744)	—	—
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	14,820,691	$14,820,691	100	$100
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21

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	778,995	$778,995	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	2,425,885	2,425,885	—	—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(99,080)	(99,080)	—	—
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	3,105,800	$3,105,800	100	$100

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Class P Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	4,718,498,244	$4,718,498,244	7,350,140,511	$7,350,140,511
Shares issued to shareholders in payment of distributions declared	23,647	23,647	3,161	3,161
Shares redeemed	(2,966,252,547)	(2,966,252,547)	(6,291,905,812)	(6,291,905,812)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	1,752,269,344	$1,752,269,344	1,058,237,860	$1,058,237,860
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,882,845,565	$ 1,882,845,569	1,058,474,361	$1,058,474,361
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Effective July 20, 2015, the Fund's original shares were redesignated as Class P Shares.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily waived $7,013,009 of its fee and voluntarily reimbursed $5,501,340 of transfer agent fees.
Semi-Annual Shareholder Report
22

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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23

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$53,984	$(46,389)
Class B Shares	5,903	(5,373)
Class C Shares	12,274	(11,235)
Class F Shares	1,414	(1,204)
Class P Shares	36,472,600	(35,455,124)
TOTAL	$36,546,175	$(35,519,325)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC retained $772,539 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $4,637 and reimbursed $9,398 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2017 (October 1, 2016, with respect to P Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $125,031,551.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e. $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.00	$1.71[2]
Class B Shares	$1,000.00	$1,000.00	$1.71[3]
Class C Shares	$1,000.00	$1,000.00	$1.71[4]
Class F Shares	$1,000.00	$1,000.00	$1.71[5]
Class P Shares[6]	$1,000.00	$1,000.00	$1.06[7]
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	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,023.43	$1.73[2]
Class B Shares	$1,000.00	$1,023.43	$1.73[3]
Class C Shares	$1,000.00	$1,023.43	$1.73[4]
Class F Shares	$1,000.00	$1,023.43	$1.73[5]
Class P Shares[6]	$1,000.00	$1,024.08	$1.07[7]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.34%
Class B Shares	0.34%
Class C Shares	0.34%
Class F Shares	0.34%
Class P Shares	0.21%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.37 and $4.42, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.38 and $6.44, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.38 and $6.44, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.87% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.37 and $4.42, respectively.
6	Effective July 20, 2015, the Funds original shares were redesignated as Class P Shares.
7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is July 14, 2015.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	38.6%
Bank Instruments	19.8%
Variable Rate Instruments	7.6%
Repurchase Agreements and Other Repurchase Agreements	33.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	48.4%[4]
8-30 Days	20.1%
31-90 Days	25.1%
91-180 Days	6.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include commercial paper, corporate bonds and a corporate note with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 32.0% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		BANK NOTE—2.3%
		Finance - Banking—2.3%
$2,000,000		Bank of America N.A., 0.680%, 5/18/2016	$2,000,000
		CERTIFICATES OF DEPOSIT—19.8%
		Finance - Banking—19.8%
1,000,000	[1]	Bank of Montreal, 0.554%, 2/12/2016	1,000,000
1,000,000	[1]	Bank of Nova Scotia, Toronto, 0.462%, 2/16/2016	1,000,000
3,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390% - 0.400%, 2/25/2016 - 2/26/2016	3,000,000
500,000		Credit Agricole Corporate and Investment Bank, 0.710%, 5/2/2016	500,000
4,000,000		DNB Bank ASA, 0.350%, 2/2/2016	4,000,000
2,000,000	[1]	Rabobank Nederland NV, Utrecht, 0.626%, 2/18/2016	2,000,000
1,000,000	[1]	Royal Bank of Canada, Montreal, 0.547%, 2/23/2016	1,000,000
1,000,000	[1]	Royal Bank of Canada, Montreal, 0.707%, 4/11/2016	1,000,000
1,900,000		Standard Chartered Bank PLC, 0.590% - 0.640%, 3/14/2016 - 5/4/2016	1,900,000
500,000		Sumitomo Mitsui Banking Corp., 0.720%, 5/26/2016	500,000
1,000,000	[1]	Toronto Dominion Bank, 0.573%, 2/8/2016	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	16,900,000
		COMMERCIAL PAPER—30.2%[2]
		Finance - Banking—22.1%
1,000,000	[3,4]	BNP Paribas SA, 0.581%, 3/15/2016	999,307
1,000,000	[3,4]	HSBC USA, Inc., 0.854%, 7/12/2016	996,175
5,000,000		ING (U.S.) Funding LLC, 0.360%, 2/1/2016	5,000,000
1,000,000	[1]	J.P. Morgan Securities LLC, 0.666%, 2/16/2016	1,000,000
400,000	[3,4]	J.P. Morgan Securities LLC, 0.854%, 7/15/2016	398,442
2,000,000	[3,4]	LMA-Americas LLC, 0.651%, 4/7/2016	1,997,616
2,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 0.440%, 2/8/2016	1,999,829
2,000,000	[3,4]	Manhattan Asset Funding Company LLC, 0.651%, 3/17/2016	1,998,375
4,500,000	[3,4]	Nationwide Building Society, 0.360% - 0.651%, 2/4/2016 - 3/18/2016	4,498,246
		TOTAL	18,887,990
		Finance - Commercial—1.1%
1,000,000	[3,4]	Versailles Commercial Paper LLC, 0.661%, 4/1/2016	998,900
		Finance - Retail—7.0%
1,000,000	[3,4]	CAFCO, LLC, 0.501%, 2/11/2016	999,861
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Principal Amount			Value
		COMMERCIAL PAPER—continued[2]
		Finance - Retail—continued
$5,000,000	[3,4]	Sheffield Receivables Company LLC, 0.431% - 0.481%, 3/1/2016 - 3/15/2016	$4,997,588
		TOTAL	5,997,449
		TOTAL COMMERCIAL PAPER	25,884,339
		CORPORATE BONDS—6.1%
		Finance - Banking—6.1%
1,126,000		BNP Paribas SA, 3.600%, 2/23/2016	1,127,845
2,000,000		Bank of America Corp., 3.625%, 3/17/2016	2,007,155
1,000,000	[3,4]	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.000%, 2/26/2016	1,000,295
1,115,000	[1]	JPMorgan Chase & Co., 1.027%, 2/26/2016	1,115,117
		TOTAL CORPORATE BONDS	5,250,412
		NOTES - VARIABLE—7.6%[1]
		Aerospace/Auto—4.1%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	2,000,000
1,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	1,000,000
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.632%, 4/15/2016	500,000
		TOTAL	3,500,000
		Finance - Banking—1.2%
1,000,000		Svenska Handelsbanken, Stockholm, Sr. Unsecured, 1.020%, 3/21/2016	1,000,215
		Government Agency—2.3%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.390%, 2/4/2016	2,000,000
		TOTAL NOTES—VARIABLE	6,500,215
		OTHER REPURCHASE AGREEMENTS—13.0%
		Finance - Banking—13.0%
500,000		Citigroup Global Markets, Inc., 0.77%, 2/1/2016, interest in a $75,000,000 collateralized loan agreement, dated 2/1/2016, will repurchase securities provided as collateral for $75,004,813, in which asset-backed securities with a market value of $76,504,909 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
3,600,000		Credit Suisse Securities, 0.52% - 1.03%, 2/1/2016 – 3/11/2016, interest in a $900,600,000 collateralized loan agreement, dated 12/16/2015 – 1/29/2016, will repurchase securities provided as collateral for $900,882,199, in which asset-backed securities, commercial paper and collateralized mortgage obligations with a market value of $918,743,477 have been received as collateral and held with BNY Mellon as tri-party agent.	3,600,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$1,000,000	HSBC Securities (USA), Inc., 0.477%, 2/1/2016, interest in a $170,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $170,006,658, in which corporate bonds and medium-term notes with a market value of $173,403,244 have been received as collateral and held with BNYMellon as tri-party agent.	$1,000,000
2,000,000	JPMorgan Securities LLC, 0.588%, 3/7/2016, interest in a $250,000,000 collateralized loan agreement dated 12/7/2015, will repurchase securities provided as collateral for $400,586,444, in which asset-backed securities with a market value of $408,349,540 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
2,000,000	RBC Capital Markets, LLC, 0.527%, 2/22/2016, interest in a $300,000,000 collateralized loan agreement dated 1/19/2016, will repurchase securities provided as collateral for $300,147,333, in which corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $306,793,696 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
2,000,000	Wells Fargo Securities LLC, 0.679%, 4/18/2016, interest in a $100,000,000 collateralized loan agreement dated 1/19/2016, will repurchase securities provided as collateral for $100,167,500, in which corporate bonds with a market value of $102,024,913 have been received as collateral and held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	11,100,000
	REPURCHASE AGREEMENTS—20.9%
	Finance - Banking—20.9%
7,890,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	7,890,000
10,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,075,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,563,456,027.	10,000,000
	TOTAL REPURCHASE AGREEMENTS	17,890,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	85,524,966
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	48,517
	TOTAL NET ASSETS—100%	$85,573,483
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4

1	Denotes a variable rate security with current rate and next reset date shown.
2	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $18,884,805, which represented 22.1% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $18,884,805, which represented 22.1% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%	0.00%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.25%	0.23%	0.30%	0.38%	0.37%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.18%[4]	0.42%	0.42%	0.35%	0.34%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$85,573	$96,842	$129,315	$108,653	$94,546	$108,861
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$28,990,000
Investment in securities	56,534,966
Total investment in securities, at amortized cost and fair value		$85,524,966
Cash		2,361
Income receivable		68,745
Receivable for shares sold		61
Prepaid expenses		1,298
TOTAL ASSETS		85,597,431
Liabilities:
Payable for shares redeemed	$3,149
Income distribution payable	701
Payable to adviser (Note 4)	1,349
Payable for portfolio accounting fees	18,749
TOTAL LIABILITIES		23,948
Net assets for 85,564,708 shares outstanding		$85,573,483
Net Assets Consist of:
Paid-in capital		$85,574,274
Distributions in excess of net investment income		(791)
TOTAL NET ASSETS		$85,573,483
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$85,573,483 ÷ 85,564,708 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$173,150
Expenses:
Investment adviser fee (Note 4)		$131,631
Administrative fee (Note 4)		38,683
Custodian fees		7,784
Transfer agent fee		3,288
Directors'/Trustees' fees (Note 4)		544
Auditing fees		10,356
Legal fees		4,042
Portfolio accounting fees		26,318
Share registration costs		23,098
Printing and postage		14,405
Miscellaneous (Note 4)		4,103
TOTAL EXPENSES		264,252
Waivers:
Waiver of investment adviser fee (Note 4)	$(91,900)
Waiver of other operating expenses (Note 2)	(55)
TOTAL WAIVERS		(91,955)
Net expenses			172,297
Net investment income			853
Net realized gain on investments			230
Change in net assets resulting from operations			$1,083
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$853	$—
Net realized gain on investments	230	566
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,083	566
Distributions to Shareholders:
Distributions from net investment income	(1,644)	—
Distributions from net realized gain on investments	(795)	(196)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,439)	(196)
Share Transactions:
Proceeds from sale of shares	121,309,341	322,912,505
Net asset value of shares issued to shareholders in payment of distributions declared	1,125	84
Cost of shares redeemed	(132,578,024)	(355,385,501)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,267,558)	(32,472,912)
Change in net assets	(11,268,914)	(32,472,542)
Net Assets:
Beginning of period	96,842,397	129,314,939
End of period (including undistributed (distributions in excess of) net investment income of $(791) and $0, respectively)	$85,573,483	$96,842,397
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. The detail of the total fund expense waivers and reimbursement of $91,955 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, unaffiliated third parties waived $55 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2016, the Fund did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2016	Year Ended 7/31/2015
Shares sold	121,309,341	322,912,505
Shares issued to shareholders in payment of distributions declared	1,125	84
Shares redeemed	(132,578,024)	(355,385,501)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(11,267,558)	(32,472,912)
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
On September 30, 2015, the Adviser agreed to contractually reduce its investment advisory fee from 0.40% to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expense, exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate the additional wavier and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2016, the Adviser waived $91,900 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date. At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.76
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.38	$1.78
1	Expenses are equal to the Fund's annualized net expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2015
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
16

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
17

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Semi-Annual Shareholder Report
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At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
Semi-Annual Shareholder Report
20

The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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23

Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
8070106 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.6%
Municipal Notes	16.9%
Commercial Paper	0.5%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.9%
8-30 Days	4.6%
31-90 Days	1.5%
91-180 Days	4.1%
181 Days or more	9.9%
Other Assets and Liabilities—Net[2]	(2.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.0%[1,2]
		Alabama—5.1%
$15,000,000		Columbia, AL IDB PCRBs, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.09%, 2/5/2016	$15,000,000
12,000,000		Columbia, AL IDB PCRBs, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.03%, 2/1/2016	12,000,000
6,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.05%, 2/5/2016	6,000,000
		TOTAL	33,000,000
		Arizona—1.6%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (AGM INS)/(Credit Suisse, Zurich LIQ), 0.17%, 2/5/2016	5,000,000
5,500,000		Glendale, AZ IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 0.12%, 2/5/2016	5,500,000
		TOTAL	10,500,000
		California—8.5%
29,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.14%, 2/5/2016	29,000,000
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.09%, 2/5/2016	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 0.10%, 2/5/2016	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6) Weekly VRDPs (Citibank NA, New York LIQ), 0.10%, 2/5/2016	3,700,000
		TOTAL	54,700,000
		Colorado—0.9%
1,835,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.17%, 2/5/2016	1,835,000
2,035,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.20%, 2/5/2016	2,035,000
2,280,000		Colorado HFA, (Series 2007A) Weekly VRDNs (Monaco I, LLC)/(UMB Bank, N.A. LOC), 0.20%, 2/5/2016	2,280,000
		TOTAL	6,150,000
		Connecticut—2.1%
1,000,000		Brooklyn, CT, 1.25% BANs, 8/10/2016	1,003,370
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Connecticut—continued
$3,200,000	Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.02%, 2/3/2016	$3,200,000
2,000,000	New Hartford, CT, 1.75% BANs, 11/17/2016	2,016,508
4,000,000	Putnam, CT, 1.25% BANs, 7/1/2016	4,010,717
3,500,000	Regional School District No. 16, CT, 1.50% BANs, 8/10/2016	3,516,386
	TOTAL	13,746,981
	Florida—4.6%
150,000	Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.03%, 2/5/2016	150,000
4,500,000	Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.05%, 2/5/2016	4,500,000
4,000,000	Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.04%, 2/5/2016	4,000,000
1,500,000	Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada, Montreal LOC), 0.04%, 2/5/2016	1,500,000
2,500,000	Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.01%, 2/5/2016	2,500,000
12,500,000	St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.02%, 2/1/2016	12,500,000
4,660,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/5/2016	4,660,000
	TOTAL	29,810,000
	Hawaii—0.5%
3,000,000	Hawaii State Department of Budget & Finance, (Queen's Health Systems), (2015 Series B), VRENs, 0.25%, 2/4/2016	3,000,000
	Idaho—1.5%
10,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.05%, 2/5/2016	10,000,000
	Illinois—7.0%
3,160,000	Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.47%, 2/5/2016	3,160,000
8,500,000	Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/5/2016	8,500,000
4,100,000	Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 0.30%, 2/5/2016	4,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$11,095,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.20%, 2/5/2016	$11,095,000
4,655,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.21%, 2/5/2016	4,655,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/5/2016	14,000,000
		TOTAL	45,510,000
		Indiana—1.3%
5,430,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	5,494,600
3,000,000		Michigan City, IN, (Series 2006) (Multifamily Housing Revenue Bonds) Weekly VRDNs (Garden Estates West Apartments LLC)/(BMO Harris Bank, N.A. LOC), 0.08%, 2/5/2016	3,000,000
		TOTAL	8,494,600
		Kentucky—0.3%
1,920,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.20%, 2/5/2016	1,920,000
		Louisiana—3.1%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.11%, 2/5/2016	3,300,000
14,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.12%, 2/5/2016	14,500,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.35%, 2/5/2016	2,000,000
		TOTAL	19,800,000
		Michigan—4.5%
19,560,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.02%, 2/5/2016	19,560,000
9,330,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.02%, 2/5/2016	9,330,000
		TOTAL	28,890,000
		Mississippi—0.7%
4,545,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.07%, 2/5/2016	4,545,000
		Missouri—0.4%
2,445,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.03%, 2/1/2016	2,445,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi State—4.6%
$405,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.16%, 2/5/2016	$405,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.10%, 2/5/2016	10,000,000
4,000,000	[3,4]	Nuveen INS Municipal Opportunity Fund, (Series 1), Weekly VRDPs (Citibank NA LIQ), 0.10%, 2/5/2016	4,000,000
15,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (2,118 Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.11%, 2/5/2016	15,000,000
		TOTAL	29,405,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.42%, 2/5/2016	2,000,000
		Nevada—2.6%
7,500,000		Clark County, NV Industrial Development Revenue, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.05%, 2/5/2016	7,500,000
2,115,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.27%, 2/5/2016	2,115,000
7,100,000		Nevada Housing Division, (Series 2007) Weekly VRDNs (Vista Creek Apartments, LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.10%, 2/5/2016	7,100,000
		TOTAL	16,715,000
		New Jersey—24.0%
8,180,000		Belmar, NJ, 1.25% BANs, 2/12/2016	8,181,913
7,929,999		Edison Township, NJ, 1.00% BANs, 2/12/2016	7,931,425
5,000,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	5,047,887
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(AGM INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.21%, 2/5/2016	3,935,000
4,400,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	4,429,231
2,000,000		Lacey Township, NJ, (Series 2015A), 1.25% BANs, 2/16/2016	2,000,568
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.60%, 2/5/2016	1,145,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.03%, 2/5/2016	7,000,000
20,765,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.31%, 2/5/2016	20,765,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$6,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.04%, 2/5/2016	$6,000,000
1,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2006A) Weekly VRDNs (Bank of America N.A. LOC), 0.02%, 2/5/2016	1,000,000
3,700,000	[3,4]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.04%, 2/5/2016	3,700,000
9,805,000	[3,4]	New Jersey State EDA, SPEARs (Series DBE-1143X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.10%, 2/5/2016	9,805,000
7,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (DBE-1138X) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.14%, 2/5/2016	7,000,000
15,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.13%, 2/5/2016	15,000,000
12,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.13%, 2/5/2016	12,000,000
9,500,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.09%, 2/5/2016	9,500,000
3,000,000		Somerville Borough, NJ, 1.00% BANs, 4/15/2016	3,003,631
4,775,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	4,826,137
6,920,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.11%, 2/5/2016	6,920,000
3,750,000	[3,4]	Union County, NJ Improvement Authority, TOB Trust Certificates (Series 2015-XF1019) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.10%, 2/5/2016	3,750,000
1,500,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	1,503,798
3,568,470		West Orange Township, NJ, 2.00% BANs, 5/18/2016	3,581,428
7,000,000		Winslow Township, NJ, (Series 2015B), 1.50% BANs, 10/13/2016	7,039,221
		TOTAL	155,065,239
		New York—3.6%
2,275,000		Concord, NY, 1.25% BANs, 2/25/2016	2,275,891
3,205,000		Eden, NY, 1.25% BANs, 3/10/2016	3,206,817
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.11%, 2/5/2016	1,295,000
10,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 6/24/2016	10,032,813
2,300,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	2,307,387
4,000,000		Wayne, NY CSD, 1.25% BANs, 6/23/2016	4,009,784
		TOTAL	23,127,692
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6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Ohio—3.7%
$3,500,000		Canton, OH, 1.00% BANs, 4/21/2016	$3,504,564
4,500,000		Logan County, OH, (Series B), 1.25% BANs, 12/21/2016	4,519,733
1,250,000		Marietta, OH, 1.00% BANs, 5/13/2016	1,251,208
4,010,000		Ontario, OH, 1.00% BANs, 10/20/2016	4,022,838
2,860,000		Painesville, OH, 1.125% BANs, 2/24/2016	2,861,301
1,500,000		Troy, OH, 1.70% BANs, 9/30/2016	1,509,849
4,000,000		Union Township, OH, 1.50% BANs, 9/8/2016	4,022,711
2,000,000		Wadsworth, OH, 1.50% BANs, 12/1/2016	2,015,715
		TOTAL	23,707,919
		Oklahoma—0.1%
399,841	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.13%, 2/5/2016	399,841
		Oregon—3.1%
18,805,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.06%, 2/5/2016	18,805,000
1,500,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.06%, 2/5/2016	1,500,000
		TOTAL	20,305,000
		Pennsylvania—0.5%
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.11%, 2/5/2016	3,000,000
		Rhode Island—0.8%
1,475,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.02%, 2/1/2016	1,475,000
3,420,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.13%, 2/5/2016	3,420,000
		TOTAL	4,895,000
		South Carolina—0.2%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.42%, 2/5/2016	1,000,000
		Tennessee—3.3%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.04%, 2/5/2016	7,500,000
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.42%, 2/5/2016	2,200,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Tennessee—continued
$5,655,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/5/2016	$5,655,000
5,965,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/5/2016	5,965,000
	TOTAL	21,320,000
	Texas—6.9%
480,000	Capital Area Housing Finance Corp., TX, (Series 2006) Weekly VRDNs (Northwest Residential LP)/(Citibank NA, New York LOC), 0.03%, 2/5/2016	480,000
14,370,000	Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.07%, 2/5/2016	14,370,000
30,000,000	Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC), 0.15%, 2/5/2016	30,000,000
	TOTAL	44,850,000
	Virginia—0.5%
3,300,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.50% CP (Virginia Electric & Power Co.), 2/16/2016	3,300,000
	Washington—0.9%
6,125,000	Port Bellingham, WA IDC, (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.10%, 2/5/2016	6,125,000
	Wisconsin—4.8%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.27%, 2/5/2016	7,710,000
3,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.40%, 2/5/2016	3,500,000
11,150,000	Wisconsin HEFA, (UnityPoint Health), (Series 2014B-2), VRENs, 0.21%, 2/4/2016	11,150,000
3,210,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.05%, 2/5/2016	3,210,000
2,365,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.03%, 2/5/2016	2,365,000
2,815,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.30%, 2/5/2016	2,815,000
	TOTAL	30,750,000
	TOTAL INVESTMENTS—102.0% (AT AMORTIZED COST)[5]	658,477,272
	OTHER ASSETS AND LIABILITIES - NET—(2.0)%[6]	(13,054,404)
	TOTAL NET ASSETS—100%	$645,422,868
Semi-Annual Shareholder Report
8

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.1%	2.9%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $196,534,841, which represented 30.5% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $196,534,841, which represented 30.5% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOB	—Tender Option Bond
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extended Notes
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.04%	0.00%[3]	0.01%	0.02%	0.04%	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.18%	0.21%	0.29%	0.42%	0.52%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.10%[4]	1.15%	1.14%	1.08%	0.97%	0.82%
Supplemental Data:
Net assets, end of period (000 omitted)	$645,423	$741,267	$602,780	$591,968	$495,839	$442,970
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$658,477,272
Cash		445,157
Income receivable		792,945
TOTAL ASSETS		659,715,374
Liabilities:
Payable for investments purchased	$14,200,007
Payable to adviser (Note 4)	4,481
Payable for administrative fee (Note 4)	4,137
Payable for Directors'/Trustees' fees (Note 4)	327
Accrued expenses (Note 4)	83,554
TOTAL LIABILITIES		14,292,506
Net assets for 645,316,784 shares outstanding		$645,422,868
Net Assets Consists of:
Paid-in capital		$645,313,840
Accumulated net realized gain on investments		109,028
TOTAL NET ASSETS		$645,422,868
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$645,422,868 ÷ 645,316,784 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$637,638
Expenses:
Investment adviser fee (Note 4)		$843,319
Administrative fee (Note 4)		281,038
Custodian fees		13,487
Transfer agent fees		361,215
Directors'/Trustees' fees (Note 4)		2,754
Auditing fees		10,355
Legal fees		8,166
Distribution services fee (Note 4)		1,975,267
Other service fees (Note 2)		897,849
Portfolio accounting fees		62,188
Share registration costs		114,081
Printing and postage		24,686
Miscellaneous (Note 4)		4,216
TOTAL EXPENSES		4,598,621
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(843,319)
Waivers and reimbursements of other operating expenses (Notes 2 and 4)	(3,117,664)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,960,983)
Net expenses			637,638
Net investment income			—
Net realized gain on investments			275,754
Change in net assets resulting from operations			$275,754
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year End 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	275,754	135,391
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	275,754	135,391
Distributions to Shareholders:
Distributions from net realized gain on investments	(288,465)	(28,803)
Share Transactions:
Proceeds from sale of shares	294,947,685	848,586,340
Net asset value of shares issued to shareholders in payment of distributions declared	288,465	28,803
Cost of shares redeemed	(391,067,233)	(710,234,712)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(95,831,083)	138,380,431
Change in net assets	(95,843,794)	138,487,019
Net Assets:
Beginning of period	741,266,662	602,779,643
End of period	$645,422,868	$741,266,662
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income which is (exempt from federal regular income tax) consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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15

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. The detail of the total fund expense waivers and reimbursements of $3,960,983 is disclosed in various locations in this Note 2 and Note 4.
For the six months ended January 31, 2016, unaffiliated third parties waived $57,866 of transfer agent fees.
For the six months ended January 31, 2016, an unaffiliated third-party waived $10,530 of portfolio accounting fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2016, unaffiliated third-party financial intermediaries waived $897,849 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Semi-Annual Shareholder Report
16

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2016	Year Ended 7/31/2015
Shares sold	294,947,685	848,586,340
Shares issued to shareholders in payment of distributions declared	288,465	28,803
Shares redeemed	(391,067,233)	(710,234,712)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(95,831,083)	138,380,431
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily waived $843,319 of its fee, and voluntarily reimbursed $176,152 of other operating expenses.
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17

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, FSC waived its entire fee of $1,975,267. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $285,970,000 and $281,495,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.40	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.23	$0.92
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.13 and $5.18, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
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The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, Federated proposed and the Board approved a 0.10% reduction in the stated gross investment advisory fee from 0.30% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is September 30, 2015.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450814 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Cash II	GFYXX
Cash Series	GFSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	50.3%
U.S. Treasury Securities	4.8%
Repurchase Agreements	44.2%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.1%
8-30 Days	19.2%
31-90 Days	13.0%
91-180 Days	10.0%
181 Days or more	6.0%
Other Assets and Liabilities—Net[2]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—50.3%
		Government Agency—50.3%
$829,750,000	[1]	Federal Farm Credit System Discount Notes, 0.200% - 0.670%, 2/8/2016 - 9/21/2016	$828,752,714
2,456,709,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.375% - 0.591%, 2/1/2016 - 2/28/2016	2,456,759,414
5,533,301,000	[1]	Federal Home Loan Bank System Discount Notes, 0.130% - 0.800%, 2/1/2016 - 12/5/2016	5,525,654,569
1,523,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.209% - 0.591%, 2/1/2016 - 4/6/2016	1,522,910,296
2,255,785,000		Federal Home Loan Bank System, 0.220% - 1.000%, 2/12/2016 - 11/23/2016	2,255,619,704
295,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.175% - 0.255%, 2/2/2016 - 2/9/2016	294,990,086
835,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.414% - 0.471%, 2/12/2016 - 2/29/2016	834,870,854
75,000,000		Federal Home Loan Mortgage Corp., 0.625%, 11/1/2016	74,986,006
464,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.250% - 0.340%, 2/1/2016 - 3/16/2016	464,421,547
418,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.434% - 0.446%, 2/8/2016 - 2/20/2016	417,934,786
103,946,000		Federal National Mortgage Association, 0.500% - 5.000%, 3/15/2016 - 3/30/2016	104,498,158
365,635,375	[2]	Housing and Urban Development Floating Rate Notes, 0.812%, 2/1/2016	365,635,375
		TOTAL GOVERNMENT AGENCIES	15,147,033,509
		U.S. TREASURIES—4.8%
		U.S. Treasury Notes—4.8%
500,000,000		United States Treasury Notes, 0.375% - 3.250%, 5/31/2016	502,786,737
222,500,000		United States Treasury Notes, 0.500% - 0.875%, 11/30/2016	222,544,228
597,000,000		United States Treasury Notes, 4.500%, 2/15/2016	597,959,196
125,000,000		United States Treasury Notes, 4.875%, 8/15/2016	127,825,521
		TOTAL U.S. TREASURIES	1,451,115,682
		REPURCHASE AGREEMENTS—44.2%
800,000,000		Repurchase agreement 0.35%, dated 1/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $800,023,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2046 and the market value of those underlying securities was $822,313,986.	800,000,000
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Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$250,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,007,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2060 and the market value of those underlying securities was $256,832,584.	$250,000,000
150,000,000		Repurchase agreement 0.35%, dated 1/29/2016 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $150,004,375 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2045 and the market value of those underlying securities was $153,004,497.	150,000,000
880,000,000		Interest in $2,880,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,880,081,600 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $2,937,683,331	880,000,000
200,000,000		Repurchase agreement 0.35%, dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $200,005,833 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $204,005,950.	200,000,000
134,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $134,004,020 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 3/14/2036 and the market value of those underlying securities was $136,684,137.	134,000,000
425,449,000		Interest in $715,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Bank of America, N.A. will repurchase securities provided as collateral for $715,020,258 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $736,470,867.	425,449,000
165,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.27%, dated 12/1/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,116,250 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2062 and the market value of those underlying securities was $255,833,652.	165,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$225,000,000	[3]	Interest in $350,000,000 joint repurchase agreement 0.33%, dated 6/8/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,879,083 on 3/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2045 and the market value of those underlying securities was $358,631,276.	$225,000,000
500,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,015,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2046 and the market value of those underlying securities was $510,424,354.	500,000,000
2,493,000,000		Interest in $4,000,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,113,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $4,080,115,608.	2,493,000,000
1,000,000,000		Repurchase agreement 0.25%, dated 1/29/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,020,833 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $1,000,020,891.	1,000,000,000
60,000,000		Repurchase agreement 0.33%, dated 1/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $60,001,650 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2042 and the market value of those underlying securities was $61,200,917.	60,000,000
400,000,000		Repurchase agreement 0.34%, dated 1/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,011,333 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2056 and the market value of those underlying securities was $412,002,918.	400,000,000
150,000,000		Repurchase agreement 0.34%, dated 1/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,004,250 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $154,500,243.	150,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
$26,535,000	Repurchase agreement 0.34%, dated 1/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $26,535,752 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2043 and the market value of those underlying securities was $27,332,508.	$26,535,000
200,000,000	Repurchase agreement 0.35%, dated 1/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,013,611 on 2/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $206,009,392.	200,000,000
200,000,000	Repurchase agreement 0.35%, dated 1/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,013,611 on 2/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $206,008,424.	200,000,000
200,000,000	Repurchase agreement 0.35%, dated 1/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $200,013,611 on 2/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $206,007,297.	200,000,000
450,000,000	Repurchase agreement 0.37%, dated 1/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,013,875 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2046 and the market value of those underlying securities was $459,076,552.	450,000,000
503,810,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	503,810,000
453,254,000	Repurchase agreement 0.37%, dated 1/29/2016 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $453,267,975 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2043 and the market value of those underlying securities was $460,632,696.	453,254,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$140,000,000	[3]	Repurchase agreement 0.33%, dated 1/13/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $140,082,133 on 3/17/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2045 and the market value of those underlying securities was $142,836,793.	$140,000,000
260,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.34%, dated 1/7/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $360,108,800 on 2/8/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2045 and the market value of those underlying securities was $367,286,700.	260,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.34%, dated 1/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,033,056 on 2/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,024,084.	100,000,000
400,000,000		Repurchase agreement 0.38%, dated 1/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $400,012,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2046 and the market value of those underlying securities was $408,012,921.	400,000,000
400,000,000		Repurchase agreement 0.35%, dated 1/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,027,222 on 2/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $408,023,800.	400,000,000
200,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $200,006,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $204,006,120.	200,000,000
400,000,000	[3]	Interest in $550,000,000 joint repurchase agreement 0.33%, dated 1/4/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,151,250 on 2/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $565,089,684.	400,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Interest in $1,730,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,730,051,900 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2046 and the market value of those underlying securities was $1,772,144,743.	$200,000,000
1,000,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,000,030,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2046 and the market value of those underlying securities was $1,020,030,600.	1,000,000,000
50,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,001,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2042 and the market value of those underlying securities was $51,001,662.	50,000,000
150,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.42%, dated 1/6/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,265,417 on 4/6/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2045 and the market value of those underlying securities was $255,077,350.	150,000,000
120,000,000	[3]	Interest in $170,000,000 joint repurchase agreement 0.43%, dated 1/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $170,184,781 on 4/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2046 and the market value of those underlying securities was $173,451,780.	120,000,000
		TOTAL REPURCHASE AGREEMENTS	13,286,048,000
		TOTAL INVESTMENTS—99.3% (AT AMORTIZED COST)[4]	29,884,197,191
		OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	221,343,623
		TOTAL NET ASSETS—100%	$30,105,540,814
Semi-Annual Shareholder Report
7

1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.03%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.11%	0.09%	0.17%	0.16%	0.18%
Net investment income	0.04%[3]	0.01%	0.01%	0.01%	0.01%	0.03%
Expense waiver/reimbursement[4]	0.16%[3]	0.18%	0.19%	0.11%	0.12%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,175,280	$13,982,870	$20,822,025	$20,861,776	$22,433,579	$22,402,775
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.11%	0.09%	0.17%	0.16%	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.37%[3]	0.43%	0.44%	0.36%	0.37%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,445,960	$8,429,371	$7,659,830	$6,928,513	$6,370,823	$5,628,043
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from realized gain on investments	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.32%[5]	0.14%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.66%[5]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$432,684	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.22%[5]	0.14%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	1.02%[5]	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$440,889	$231,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.11%	0.09%	0.17%	0.16%	0.20%
Net investment income	0.02%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.24%[3]	0.28%	0.29%	0.21%	0.22%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$746,736	$773,154	$951,188	$1,320,027	$1,148,641	$1,259,845
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.12%	0.09%	0.17%	0.16%	0.19%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.64%[3]	0.68%	0.69%	0.61%	0.62%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$742,040	$927,475	$738,550	$643,644	$591,070	$846,039
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.03%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.14%[4]
Net investment income	0.07%[4]	0.01%[4]
Expense waiver/reimbursement[5]	0.13% [4]	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,121,952	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$13,286,048,000
Investment in securities	16,598,149,191
Total investment in securities, at amortized cost and fair value		$29,884,197,191
Cash		1,019,637
Income receivable		24,396,167
Receivable for investments sold		500,000,000
Receivable for shares sold		2,554,137
TOTAL ASSETS		30,412,167,132
Liabilities:
Payable for investments purchased	$299,978,697
Payable for shares redeemed	1,655,754
Income distribution payable	1,925,423
Payable to adviser (Note 4)	171,346
Payable for distribution services fee (Note 4)	175,679
Payable for other service fees (Note 4)	1,928,820
Accrued expenses (Note 4)	790,599
TOTAL LIABILITIES		306,626,318
Net assets for 30,105,514,671 shares outstanding		$30,105,540,814
Net Assets Consist of:
Paid-in capital		$30,105,525,866
Accumulated net realized gain on investments		3,365
Undistributed net investment income		11,583
TOTAL NET ASSETS		$30,105,540,814
Semi-Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,175,280,278 ÷ 15,175,266,387 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,445,960,257 ÷ 8,445,952,923 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$432,683,577 ÷ 432,683,367 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$440,889,105 ÷ 440,888,821 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$746,735,714 ÷ 746,735,030 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$742,040,342 ÷ 742,039,667 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$4,121,951,541 ÷ 4,121,948,476 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$29,910,754
Expenses:
Investment adviser fee (Note 4)		$27,898,853
Administrative fee (Note 4)		10,915,176
Custodian fees		437,256
Transfer agent fee (Note 2)		1,972,114
Directors'/Trustees' fees (Note 4)		99,298
Auditing fees		11,382
Legal fees		4,621
Portfolio accounting fees		124,907
Distribution services fee (Note 4)		2,146,976
Other service fees (Notes 2 and 4)		15,677,878
Share registration costs		87,856
Printing and postage		323,684
Miscellaneous (Note 4)		99,445
TOTAL EXPENSES		59,799,446
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(18,761,355)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(15,888,296)
TOTAL WAIVERS AND REIMBURSEMENTS		(34,649,651)
Net expenses			25,149,795
Net investment income			4,760,959
Net realized gain on investments			68,870
Change in net assets resulting from operations			$4,829,829
See Notes which are an integral part of the Financial Statements
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18

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,760,959	$2,869,254
Net realized gain on investments	68,870	23,388
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,829,829	2,892,642
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,177,291)	(1,841,397)
Service Shares	(404,310)	(828,723)
Cash II Shares	(5,757)	—
Cash Series Shares	(15,033)	(391)
Capital Shares	(65,853)	(91,834)
Trust Shares	(41,491)	(85,493)
Premier Shares	(1,033,263)	(28,910)
Distributions from net realized gain on investments
Institutional Shares	(42,313)	(7,430)
Service Shares	(22,905)	(2,693)
Cash II Shares	—	—
Cash Series Shares	(800)	—
Capital Shares	(2,235)	(394)
Trust Shares	(2,364)	(285)
Premier Shares	(7,660)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,821,275)	(2,887,550)
Semi-Annual Shareholder Report
19

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Share Transactions:
Proceeds from sale of shares	$113,565,686,773	$140,014,364,803
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	404,634,851	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,454,570	1,039,075
Cost of shares redeemed	(110,073,617,746)	(143,979,628,506)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,898,158,448	(3,964,224,628)
Change in net assets	3,898,167,002	(3,964,219,536)
Net Assets:
Beginning of period	26,207,373,812	30,171,593,348
End of period (including undistributed (distributions in excess of) net investment income of $11,583 and $(6,378), respectively)	$30,105,540,814	$26,207,373,812
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On December 11, 2015, the Fund acquired all of the net assets of Federated Government Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, were as follows:
Net investment income*	$4,777,363
Net realized gain on investments	$69,975
Net increase in net assets resulting from operations	$4,847,338
*	Net investment income includes $16,404 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
For every one share of the Acquired Fund's Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
Semi-Annual Shareholder Report
21

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
404,634,851	$404,634,851	$28,365,086,206	$28,769,721,057
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
22

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and
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23

Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $34,649,651 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$81,928	$—	$(15,977)
Service Shares	1,452,404	(885,957)	—
Cash II Shares	58,197	(1,411)	—
Cash Series Shares	152,251	—	(114,422)
Capital Shares	3,374	—	—
Trust Shares	211,632	(49,687)	(92,476)
Premier Shares	12,328	—	—
TOTAL	$1,972,114	$(937,055)	$(222,875)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Institutional Shares	$3,441,164	$(716,661)	$(1,495,944)
Service Shares	10,120,092	(1,195,181)	(7,429,128)
Cash II Shares	144,089	—	(144,088)
Cash Series Shares	377,235	—	(377,235)
Capital Shares	555,412	(74,078)	(330,498)
Trust Shares	1,039,886	—	(1,039,886)
TOTAL	$15,677,878	$(1,985,920)	$(10,816,779)
For the six months ended January 31, 2016, the Fund's Premier Shares did not incur other service fees.
Semi-Annual Shareholder Report
24

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	50,532,837,333	$50,532,837,333	111,974,458,237	$111,974,458,237
Shares issued to shareholders in payment of distributions declared	992,945	992,945	600,532	600,532
Shares redeemed	(49,341,419,990)	(49,341,419,990)	(118,814,215,999)	(118,814,215,999)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,192,410,288	$1,192,410,288	(6,839,157,230)	$(6,839,157,230)
Semi-Annual Shareholder Report
25

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,792,602,772	$9,792,602,772	20,418,394,458	$20,418,394,458
Shares issued to shareholders in payment of distributions declared	168,287	168,287	360,601	360,601
Shares redeemed	(9,776,186,603)	(9,776,186,603)	(19,649,216,058)	(19,649,216,058)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	16,584,456	$16,584,456	769,539,001	$769,539,001

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	163,936,343	$163,936,343	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	404,634,851	404,634,851	—	—
Shares issued to shareholders in payment of distributions declared	5,752	5,752	—	—
Shares redeemed	(135,893,679)	(135,893,679)	(—)	(—)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	432,683,267	$432,683,267	100	$100

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	632,739,564	$632,739,564	235,293,422	$235,293,422
Shares issued to shareholders in payment of distributions declared	15,828	15,828	396	396
Shares redeemed	(423,035,289)	(423,035,289)	(4,125,100)	(4,125,100)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	209,720,103	$209,720,103	231,168,718	$231,168,718

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	996,329,782	$996,329,782	2,325,613,268	$2,325,613,268
Shares issued to shareholders in payment of distributions declared	45,048	45,048	63,344	63,344
Shares redeemed	(1,022,793,402)	(1,022,793,402)	(2,503,711,349)	(2,503,711,349)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,418,572)	$(26,418,572)	(178,034,737)	$(178,034,737)
Semi-Annual Shareholder Report
26

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,027,343,720	$1,027,343,720	1,996,416,069	$1,996,416,069
Shares issued to shareholders in payment of distributions declared	8,054	8,054	11,898	11,898
Shares redeemed	(1,212,786,809)	(1,212,786,809)	(1,807,502,982)	(1,807,502,982)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(185,435,035)	$(185,435,035)	188,924,985	$188,924,985

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[2]
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	50,419,897,259	$50,419,897,259	3,064,189,249	$3,064,189,249
Shares issued to shareholders in payment of distributions declared	218,656	218,656	2,304	2,304
Shares redeemed	(48,161,501,974)	(48,161,501,974)	(1,200,857,018)	(1,200,857,018)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	2,258,613,941	$2,258,613,941	1,863,334,535	$1,863,334,535
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,898,158,448	$3,898,158,448	(3,964,224,628)	$(3,964,224,628)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $18,761,355 of its fee and voluntarily reimbursed $937,055 of transfer agent fees.
Semi-Annual Shareholder Report
27

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$201,725	$(161,596)
Cash Series Shares	905,365	(842,893)
Trust Shares	1,039,886	(921,178)
TOTAL	$2,146,976	$(1,925,667)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Semi-Annual Shareholder Report
28

Other Service Fees
For the six months ended January 31, 2016, FSSC received $41 and reimbursed $1,373,472 of other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Cash II Shares and Cash Series Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund(s), along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
Semi-Annual Shareholder Report
29

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
8. Subsequent events
Effective February 1, 2016, the Fund will offer Class R Shares.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require additional disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$0.85
Service Shares	$1,000	$1,000.10	$1.01[2]
Cash II Shares	$1,000	$1,000.10	$1.61[3]
Cash Series Shares	$1,000	$1,000.10	$1.11[4]
Capital Shares	$1,000	$1,000.10	$0.96[5]
Trust Shares	$1,000	$1,000.10	$1.01[6]
Premier Shares	$1,000	$1,000.30	$0.75
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	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.28	$0.87
Service Shares	$1,000	$1,024.13	$1.02[2]
Cash II Shares	$1,000	$1,023.53	$1.63[3]
Cash Series Shares	$1,000	$1,024.03	$1.12[4]
Capital Shares	$1,000	$1,024.18	$0.97[5]
Trust Shares	$1,000	$1,024.13	$1.02[6]
Premier Shares	$1,000	$1,024.38	$0.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.17%
Service Shares	0.20%
Cash II Shares	0.32%
Cash Series Shares	0.22%
Capital Shares	0.19%
Trust Shares	0.20%
Premier Shares	0.15%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.27 and $4.32, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450196 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Automated	GOAXX
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	66.8%
U.S. Treasury Securities	29.1%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	11.5%
8-30 Days	47.5%
31-90 Days	16.5%
91-180 Days	13.0%
181 Days or more	7.4%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—66.8%
$15,000,000		Federal Farm Credit System, 0.36% - 0.45%, 2/3/2016 - 2/17/2016	$15,000,557
1,012,200,000	[1]	Federal Farm Credit System Discount Notes, 0.203% - 0.685%, 2/5/2016 - 10/20/2016	1,010,732,171
912,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.375% - 0.533%, 2/2/2016 - 2/29/2016	911,963,600
69,000,000		Federal Home Loan Bank System, 0.22% - 2.125%, 2/29/2016 - 8/4/2016	69,007,754
1,422,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.255% - 0.521%, 2/9/2016 - 7/27/2016	1,421,864,122
709,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.368% - 0.572%, 2/4/2016 - 4/6/2016	708,998,776
		TOTAL GOVERNMENT AGENCIES	4,137,566,980
		U.S. TREASURY—29.1%
118,000,000	[1]	United States Treasury Bills, 0.198% - 0.264%, 2/18/2016	117,987,599
50,000,000	[1]	United States Treasury Bills, 0.316%, 4/28/2016	49,962,542
21,000,000		United States Treasury Bonds, 9.25%, 2/15/2016	21,072,779
410,000,000	[2]	United States Treasury Floating Rate Notes, 0.363% - 0.38%, 2/2/2016	409,988,007
60,000,000		United States Treasury Notes, 0.25% - 2.625%, 2/29/2016	60,026,421
471,500,000		United States Treasury Notes, 0.375%, 2/15/2016	471,517,240
322,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	323,720,453
100,000,000		United States Treasury Notes, 0.50% - 1.50%, 7/31/2016	100,207,880
50,000,000		United States Treasury Notes, 0.625%, 7/15/2016	50,016,359
79,000,000		United States Treasury Notes, 2.00% - 2.625%, 4/30/2016	79,350,118
30,000,000		United States Treasury Notes, 4.875%, 8/15/2016	30,700,614
82,000,000		United States Treasury Notes, 5.125%, 5/15/2016	83,098,246
		TOTAL U.S. TREASURY	1,797,648,258
		TOTAL INVESTMENTS—95.9% (AT AMORTIZED COST)[3]	5,935,215,238
		OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	256,529,768
		TOTAL NET ASSETS—100%	$6,191,745,006
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.26%[5]	0.09%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.39%[5]	0.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$215,899	$0[7]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.09%[4]	0.08%[4]	0.13%[4]	0.10%[4]	0.17%[4]
Net investment income	0.04%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[3]	0.20%	0.21%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,046,873	$2,672,599	$2,849,186	$3,132,447	$4,442,693	$4,621,767
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.09%[4]	0.08%[4]	0.12%[4]	0.10%[4]	0.17%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.35%[3]	0.45%	0.46%	0.41%	0.43%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,928,973	$2,626,353	$2,577,908	$2,460,585	$2,328,706	$2,227,361
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.12%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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6

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,935,215,238
Cash		4,125,433
Receivable for investments sold		827,000,000
Income receivable		11,078,773
TOTAL ASSETS		6,777,419,444
Liabilities:
Payable for investments purchased	$579,969,495
Payable for shares redeemed	4,835,270
Income distribution payable	238,128
Payable for other service fees (Notes 2 and 4)	424,840
Payable for investment adviser fee (Note 4)	61,179
Payable for administrative fee (Note 4)	39,718
Payable for Directors'/Trustees' fees (Note 4)	2,858
Accrued expenses (Note 4)	102,950
TOTAL LIABILITIES		585,674,438
Net assets for 6,191,694,817 shares outstanding		$6,191,745,006
Net Assets Consists of:
Paid-in capital		$6,191,704,195
Accumulated net realized gain on investments		41,667
Distributions in excess of net investment income		(856)
TOTAL NET ASSETS		$6,191,745,006
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$215,898,538 ÷ 215,897,272 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,046,873,344 ÷ 3,046,835,585 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,928,973,124 ÷ 2,928,961,960 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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7

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$5,486,939
Expenses:
Investment adviser fee (Note 4)		$5,390,017
Administrative fee (Note 4)		2,108,771
Custodian fees		86,766
Transfer agent fees		72,644
Directors'/Trustees' fees (Note 4)		19,552
Auditing fees		12,950
Legal fees		3,834
Portfolio accounting fees		91,283
Other service fees (Notes 2 and 4)		3,322,956
Share registration costs		30,841
Printing and postage		65,525
Miscellaneous (Note 4)		29,744
TOTAL EXPENSES		11,234,883
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,381,699)
Waiver and reimbursement of other operating expenses (Notes 2 and 4)	(2,994,059)
TOTAL WAIVERS AND REIMBURSEMENT		(6,375,758)
Net expenses			4,859,125
Net investment income			627,814
Net realized gain on investments			54,112
Change in net assets resulting from operations			$681,926
See Notes which are an integral part of the Financial Statements
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8

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$627,814	$508,429
Net realized gain on investments	54,112	94,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	681,926	602,652
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(3,697)	(0)[1]
Institutional Shares	(495,318)	(254,256)
Service Shares	(129,655)	(254,173)
Distributions from net realized gain on investments
Automated Shares	(659)	(0)[1]
Institutional Shares	(48,854)	(23,726)
Service Shares	(45,441)	(20,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(723,624)	(552,383)
Share Transactions:
Proceeds from sale of shares	7,994,244,072	16,601,723,630
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	—
Net asset value of shares issued to shareholders in payment of distributions declared	211,581	146,578
Cost of shares redeemed	(7,197,796,643)	(16,730,063,543)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	892,835,165	(128,193,335)
Change in net assets	892,793,467	(128,143,066)
Net Assets:
Beginning of period	5,298,951,539	5,427,094,605
End of period (including distributions in excess of net investment income of $(856) and $0, respectively)	$6,191,745,006	$5,298,951,539
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
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9

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, are as follows:
Net investment income*	$635,126
Net realized gain on investments	$54,409
Net increase in net assets resulting from operations	$689,535
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares
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11

and Service Shares may bear other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $6,375,758 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$37,563	$(12,085)	$(6,204)
Institutional Shares	17,991	—	—
Service Shares	17,090	—	—
TOTAL	$72,644	$(12,085)	$(6,204)
For the six months ended January 31, 2016, an unaffiliated third-party waived $15,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$92,412	$(10,839)	$(76,832)
Service Shares	3,230,544	(438,790)	(2,434,226)
TOTAL	$3,322,956	$(449,629)	$(2,511,058)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	164,240,452	$164,240,452	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	96,176,155	—	—
Shares issued to shareholders in payment of distributions declared	4,007	4,007	—	—
Shares redeemed	(44,523,442)	(44,523,442)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	215,897,172	$215,897,172	100	$100
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,181,527,073	$4,181,527,073	9,114,259,977	$9,114,259,977
Shares issued to shareholders in payment of distributions declared	181,974	181,974	103,361	103,361
Shares redeemed	(3,807,422,890)	(3,807,422,890)	(9,290,974,065)	(9,290,974,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	374,286,157	$374,286,157	(176,610,727)	$(176,610,727)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,648,476,547	$3,648,476,547	7,487,463,553	$7,487,463,553
Shares issued to shareholders in payment of distributions declared	25,600	25,600	43,217	43,217
Shares redeemed	(3,345,850,311)	(3,345,850,311)	(7,439,089,478)	(7,439,089,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	302,651,836	$302,651,836	48,417,292	$48,417,292
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	892,835,165	$892,835,165	(128,193,335)	$(128,193,335)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended January 31, 2016, the Adviser voluntarily waived $3,381,699 of its fee and voluntarily reimbursed $12,085 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Automated Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $449,629 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $165,019,823 and $460,057,518, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$1.31[2]
Institutional Shares	$1,000	$1,000.20	$0.85[3]
Service Shares	$1,000	$1,000.10	$0.96[4]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.83	$1.32[2]
Institutional Shares	$1,000	$1,024.28	$0.87[3]
Service Shares	$1,000	$1,024.18	$0.97[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.26%
Institutional Shares	0.17%
Service Shares	0.19%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $$2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
Semi-Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	66.8%
U.S. Treasury Securities	29.1%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	11.5%
8-30 Days	47.5%
31-90 Days	16.5%
91-180 Days	13.0%
181 Days or more	7.4%
Other Assets and Liabilities—Net[2]	4.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—66.8%
$15,000,000		Federal Farm Credit System, 0.36% - 0.45%, 2/3/2016 - 2/17/2016	$15,000,557
1,012,200,000	[1]	Federal Farm Credit System Discount Notes, 0.203% - 0.685%, 2/5/2016 - 10/20/2016	1,010,732,171
912,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.375% - 0.533%, 2/2/2016 - 2/29/2016	911,963,600
69,000,000		Federal Home Loan Bank System, 0.22% - 2.125%, 2/29/2016 - 8/4/2016	69,007,754
1,422,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.255% - 0.521%, 2/9/2016 - 7/27/2016	1,421,864,122
709,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.368% - 0.572%, 2/4/2016 - 4/6/2016	708,998,776
		TOTAL GOVERNMENT AGENCIES	4,137,566,980
		U.S. TREASURY—29.1%
118,000,000	[1]	United States Treasury Bills, 0.198% - 0.264%, 2/18/2016	117,987,599
50,000,000	[1]	United States Treasury Bills, 0.316%, 4/28/2016	49,962,542
21,000,000		United States Treasury Bonds, 9.25%, 2/15/2016	21,072,779
410,000,000	[2]	United States Treasury Floating Rate Notes, 0.363% - 0.38%, 2/2/2016	409,988,007
60,000,000		United States Treasury Notes, 0.25% - 2.625%, 2/29/2016	60,026,421
471,500,000		United States Treasury Notes, 0.375%, 2/15/2016	471,517,240
322,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	323,720,453
100,000,000		United States Treasury Notes, 0.50% - 1.50%, 7/31/2016	100,207,880
50,000,000		United States Treasury Notes, 0.625%, 7/15/2016	50,016,359
79,000,000		United States Treasury Notes, 2.00% - 2.625%, 4/30/2016	79,350,118
30,000,000		United States Treasury Notes, 4.875%, 8/15/2016	30,700,614
82,000,000		United States Treasury Notes, 5.125%, 5/15/2016	83,098,246
		TOTAL U.S. TREASURY	1,797,648,258
		TOTAL INVESTMENTS—95.9% (AT AMORTIZED COST)[3]	5,935,215,238
		OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	256,529,768
		TOTAL NET ASSETS—100%	$6,191,745,006
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
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2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.09%[4]	0.08%[4]	0.13%[4]	0.10%[4]	0.17%[4]
Net investment income	0.04%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.13%[3]	0.20%	0.21%	0.16%	0.19%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,046,873	$2,672,599	$2,849,186	$3,132,447	$4,442,693	$4,621,767
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.09%, 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,935,215,238
Cash		4,125,433
Receivable for investments sold		827,000,000
Income receivable		11,078,773
TOTAL ASSETS		6,777,419,444
Liabilities:
Payable for investments purchased	$579,969,495
Payable for shares redeemed	4,835,270
Income distribution payable	238,128
Payable for other service fees (Notes 2 and 4)	424,840
Payable for investment adviser fee (Note 4)	61,179
Payable for administrative fee (Note 4)	39,718
Payable for Directors'/Trustees' fees (Note 4)	2,858
Accrued expenses (Note 4)	102,950
TOTAL LIABILITIES		585,674,438
Net assets for 6,191,694,817 shares outstanding		$6,191,745,006
Net Assets Consists of:
Paid-in capital		$6,191,704,195
Accumulated net realized gain on investments		41,667
Distributions in excess of net investment income		(856)
TOTAL NET ASSETS		$6,191,745,006
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$215,898,538 ÷ 215,897,272 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,046,873,344 ÷ 3,046,835,585 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,928,973,124 ÷ 2,928,961,960 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$5,486,939
Expenses:
Investment adviser fee (Note 4)		$5,390,017
Administrative fee (Note 4)		2,108,771
Custodian fees		86,766
Transfer agent fees		72,644
Directors'/Trustees' fees (Note 4)		19,552
Auditing fees		12,950
Legal fees		3,834
Portfolio accounting fees		91,283
Other service fees (Notes 2 and 4)		3,322,956
Share registration costs		30,841
Printing and postage		65,525
Miscellaneous (Note 4)		29,744
TOTAL EXPENSES		11,234,883
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,381,699)
Waiver and reimbursement of other operating expenses (Notes 2 and 4)	(2,994,059)
TOTAL WAIVERS AND REIMBURSEMENT		(6,375,758)
Net expenses			4,859,125
Net investment income			627,814
Net realized gain on investments			54,112
Change in net assets resulting from operations			$681,926
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$627,814	$508,429
Net realized gain on investments	54,112	94,223
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	681,926	602,652
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(3,697)	(0)[1]
Institutional Shares	(495,318)	(254,256)
Service Shares	(129,655)	(254,173)
Distributions from net realized gain on investments
Automated Shares	(659)	(0)[1]
Institutional Shares	(48,854)	(23,726)
Service Shares	(45,441)	(20,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(723,624)	(552,383)
Share Transactions:
Proceeds from sale of shares	7,994,244,072	16,601,723,630
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	—
Net asset value of shares issued to shareholders in payment of distributions declared	211,581	146,578
Cost of shares redeemed	(7,197,796,643)	(16,730,063,543)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	892,835,165	(128,193,335)
Change in net assets	892,793,467	(128,143,066)
Net Assets:
Beginning of period	5,298,951,539	5,427,094,605
End of period (including distributions in excess of net investment income of $(856) and $0, respectively)	$6,191,745,006	$5,298,951,539
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective July 20, 2015, the Fund began offering Automated Shares.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, are as follows:
Net investment income*	$635,126
Net realized gain on investments	$54,409
Net increase in net assets resulting from operations	$689,535
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
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Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares
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and Service Shares may bear other service fees unique to those classes. The detail of total fund expense waivers and reimbursements of $6,375,758 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$37,563	$(12,085)	$(6,204)
Institutional Shares	17,991	—	—
Service Shares	17,090	—	—
TOTAL	$72,644	$(12,085)	$(6,204)
For the six months ended January 31, 2016, an unaffiliated third-party waived $15,083 of portfolio accounting fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$92,412	$(10,839)	$(76,832)
Service Shares	3,230,544	(438,790)	(2,434,226)
TOTAL	$3,322,956	$(449,629)	$(2,511,058)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	164,240,452	$164,240,452	100	$100
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	96,176,155	96,176,155	—	—
Shares issued to shareholders in payment of distributions declared	4,007	4,007	—	—
Shares redeemed	(44,523,442)	(44,523,442)	—	—
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	215,897,172	$215,897,172	100	$100
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,181,527,073	$4,181,527,073	9,114,259,977	$9,114,259,977
Shares issued to shareholders in payment of distributions declared	181,974	181,974	103,361	103,361
Shares redeemed	(3,807,422,890)	(3,807,422,890)	(9,290,974,065)	(9,290,974,065)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	374,286,157	$374,286,157	(176,610,727)	$(176,610,727)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,648,476,547	$3,648,476,547	7,487,463,553	$7,487,463,553
Shares issued to shareholders in payment of distributions declared	25,600	25,600	43,217	43,217
Shares redeemed	(3,345,850,311)	(3,345,850,311)	(7,439,089,478)	(7,439,089,478)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	302,651,836	$302,651,836	48,417,292	$48,417,292
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	892,835,165	$892,835,165	(128,193,335)	$(128,193,335)
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended January 31, 2016, the Adviser voluntarily waived $3,381,699 of its fee and voluntarily reimbursed $12,085 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Automated Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $449,629 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $165,019,823 and $460,057,518, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.20	$0.85[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.28	$0.87[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.17% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
22

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	30.7%
Bank Instruments	27.3%
Variable Rate Instruments	16.3%
Other Repurchase Agreements and Repurchase Agreements	25.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.3%[5]
8-30 Days	19.5%
31-90 Days	28.3%
91-180 Days	7.8%
181 Days or more	0.1%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, commercial paper, corporate bonds and corporate notes with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 17.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$1,841,374	[1,2]	Wheels SPV 2 LLC, Series 2015-1, Class A1, 0.400%, 6/20/2016	$1,841,375
		CERTIFICATES OF DEPOSIT—27.3%
		Finance - Banking—27.3%
125,000,000		Bank of Montreal, 0.630%, 3/23/2016	125,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.420%, 2/22/2016	75,000,000
150,000,000		Citibank NA, New York, 0.510%, 4/11/2016	150,000,000
135,000,000		Credit Agricole Corporate and Investment Bank, 0.520%, 3/24/2016	135,000,000
50,000,000		Credit Suisse AG, 0.520%, 3/29/2016	50,003,872
300,000,000		DNB Bank ASA, 0.350%, 2/2/2016	300,000,000
350,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.400% - 0.670%, 2/25/2016 - 6/6/2016	350,000,000
150,000,000		Mizuho Bank Ltd., 0.500%, 3/16/2016	150,007,260
210,000,000		Standard Chartered Bank PLC, 0.385% - 0.650%, 2/1/2016 - 5/5/2016	209,999,674
250,000,000		Sumitomo Mitsui Banking Corp., 0.350% - 0.480%, 2/5/2016 - 3/24/2016	250,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	25,000,467
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
50,000,000		Toronto Dominion Bank, 0.776%, 2/16/2016	50,000,000
20,000,000		Toronto Dominion Bank, 0.775%, 4/21/2016	20,000,000
25,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	25,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,920,011,273
		COMMERCIAL PAPER—25.5%[3]
		Finance - Banking—21.0%
53,980,000	[1,2]	Antalis S.A., 0.420% - 0.450%, 2/5/2016	53,977,464
75,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	74,796,562
90,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.401%, 2/3/2016	89,998,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.552%, 3/21/2016	19,985,028
75,000,000	[1,2]	Commonwealth Bank of Australia, 0.844%, 6/23/2016	74,749,750
40,000,000	[1,2]	Gotham Funding Corp., 0.520%, 3/22/2016	39,971,111
25,000,000	[1,2]	HSBC USA, Inc., 0.774%, 7/11/2016	25,000,000
190,000,000		ING (U.S.) Funding LLC, 0.360% - 0.611%, 2/1/2016 - 4/11/2016	189,881,389
130,000,000	[1,2]	J.P. Morgan Securities LLC, 0.603% - 0.854%, 4/1/2016 - 7/27/2016	129,534,458
75,000,000	[1,2]	LMA-Americas LLC, 0.450%, 2/5/2016	74,996,250
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$58,000,000		Malayan Banking Berhad, New York - CPLOC, (Wells Fargo Bank, N.A. LOC), 0.440% - 0.561%, 2/8/2016 - 3/23/2016	$57,966,727
25,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.520%, 2/19/2016	24,993,500
100,000,000	[1,2]	Matchpoint Finance PLC, 0.330% - 0.420%, 2/3/2016 - 3/1/2016	99,976,646
50,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.722%, 4/21/2016	49,920,000
256,000,000	[1,2]	Nationwide Building Society, 0.410% - 0.551%, 2/22/2016 - 3/8/2016	255,913,018
100,000,000		Standard Chartered Bank PLC, 0.391%, 2/4/2016	99,996,750
45,000,000	[1,2]	Standard Chartered Bank PLC, 0.431% - 0.441%, 3/1/2016 - 3/2/2016	44,983,953
75,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.450%, 2/22/2016	74,980,312
		TOTAL	1,481,620,918
		Finance - Retail—4.2%
135,000,000	[1,2]	Barton Capital S.A., 0.350% - 0.520%, 2/2/2016 - 2/19/2016	134,989,587
9,000,000	[1,2]	CAFCO, LLC, 0.451%, 2/1/2016	9,000,000
125,000,000	[1,2]	Chariot Funding LLC, 0.501% - 0.854%, 2/8/2016 - 7/20/2016	124,786,806
25,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.501%, 2/22/2016	24,992,709
		TOTAL	293,769,102
		Finance - Securities—0.3%
20,000,000	[1,2]	Anglesea Funding LLC, 0.651%, 4/21/2016	19,971,112
		TOTAL COMMERCIAL PAPER	1,795,361,132
		CORPORATE BONDS—4.2%
		Finance - Banking—0.1%
6,530,000		BNP Paribas SA, 3.600%, 2/23/2016	6,540,645
1,025,000		Royal Bank of Canada, Montreal, 2.300%, 7/20/2016	1,032,291
		TOTAL	7,572,936
		Finance - Commercial—4.1%
285,959,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	286,181,088
		TOTAL CORPORATE BONDS	293,754,024
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
2,000,000		Royal Bank of Canada, Montreal, 0.850%, 3/8/2016	2,000,458
		NOTES - VARIABLE—16.3%[4]
		Aerospace/Auto—1.6%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.454%, 2/5/2016	15,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Aerospace/Auto—continued
$50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.632%, 4/15/2016	$50,000,000
		TOTAL	115,000,000
		Finance - Banking—13.8%
50,000,000		BMO Harris Bank, N.A., 0.638%, 2/1/2016	50,000,000
25,000,000		Bank of Montreal, 0.554%, 2/12/2016	25,000,000
10,000,000		Bank of Montreal, 0.557%, 3/1/2016	10,000,000
25,000,000		Bank of Montreal, 0.568%, 2/29/2016	25,000,000
25,000,000		Bank of Montreal, 0.664%, 2/12/2016	25,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.444%, 2/9/2016	50,000,000
24,000,000		Bank of Nova Scotia, Toronto, 0.462%, 2/16/2016	24,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.522%, 2/26/2016	75,000,000
50,000,000		Bank of Nova Scotia, Toronto, 0.588%, 2/3/2016	50,000,000
4,040,000	[1,2]	Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsecured, 0.857%, 2/26/2016	4,040,884
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 2/17/2016	15,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.638%, 2/1/2016	40,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.844%, 2/11/2016	15,000,000
70,000,000		Canadian Imperial Bank of Commerce, 0.667%, 2/25/2016	70,000,000
50,000,000	[1,2]	Commonwealth Bank of Australia, 0.608%, 2/8/2016	50,000,000
22,980,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2016	22,980,000
50,000,000	[1,2]	HSBC USA, Inc., 0.628%, 2/2/2016	50,000,000
25,000,000	[1,2]	J.P. Morgan Securities LLC, 0.626%, 2/16/2016	25,000,000
30,000,000	[1,2]	J.P. Morgan Securities LLC, 0.685%, 2/22/2016	30,000,000
25,000,000		J.P. Morgan Securities LLC, 0.738%, 2/29/2016	25,000,000
2,725,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/2/2016	2,725,000
10,500,000		Miami-Dade County, FL IDA, Badia Spices, Inc., Project (Series 2015), (Northern Trust Co., Chicago, IL LOC), 0.430%, 2/4/2016	10,500,000
50,000,000		Mizuho Bank Ltd., 0.626%, 2/16/2016	50,003,378
862,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.380%, 2/4/2016	862,000
10,000,000		Royal Bank of Canada, Montreal, 0.544%, 2/8/2016	10,000,000
20,000,000		Royal Bank of Canada, Montreal, 0.547%, 2/23/2016	20,000,000
15,000,000		Royal Bank of Canada, Montreal, 0.707%, 4/11/2016	15,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.380%, 2/4/2016	$800,000
870,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/2/2016	870,000
25,000,000		Toronto Dominion Bank, 0.386%, 2/12/2016	25,000,000
35,000,000		Toronto Dominion Bank, 0.668%, 2/4/2016	35,000,000
20,000,000		Toronto Dominion Bank, 0.870%, 4/18/2016	20,000,000
37,545,000		Toronto Dominion Bank, Sr. Unsecured, 0.937%, 3/9/2016	37,616,898
105,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.500%, 2/4/2016	105,000
35,000,000		Wells Fargo Bank, N.A., 0.566%, 3/2/2016	35,009,899
22,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.586%, 2/26/2016	22,000,000
		TOTAL	966,513,059
		Finance - Commercial—0.5%
35,000,000	[1,2]	Fairway Finance Co. LLC, 0.588%, 2/3/2016	35,000,000
		Government Agency—0.1%
9,000,000		MB N4P3, LLC, (Series 2015) Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	9,000,000
		Sovereign—0.3%
20,000,000	[1,2]	Erste Abwicklungsanstalt, 0.588%, 2/1/2016	20,000,000
		TOTAL NOTES—VARIABLE	1,145,513,059
		SOVEREIGN—1.0%
		Sovereign—1.0%
75,000,000		International Bank for Reconstruction & Development (World Bank), 0.000%, 2/10/2016	74,990,625
		OTHER REPURCHASE AGREEMENTS—20.1%
		Finance - Banking—20.1%
25,000,000		BMO Capital Markets Corp., 0.375%, 2/1/2016, interest in a $120,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $120,003,700, in which corporate bonds and medium-term notes with a market value of $122,403,966 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
120,000,000		BNP Paribas Securities Corp., 0.578% - 0.973%, 2/1/2016, interest in a $550,000,000 collateralized loan agreement dated 12/9/2015 – 1/29/2016, will repurchase securities provided as collateral for $551,098,292, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, municipal bonds and a U.S. Treasury security with a market value of $561,072,452 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$152,500,000	Citigroup Global Markets, Inc., 0.456% - 0.908%, 2/1/2016, interest in a $290,000,000 collateralized loan agreement, dated 11/24/2015 - 1/29/2016, will repurchase securities provided as collateral for $290,941,455, in which asset-backed securities, common stocks, a convertible bond and exchange-traded funds with a market value of $295,948,780 have been received as collateral and held with BNY Mellon as tri-party agent.	$152,500,000
300,000,000	Credit Suisse Securities (USA) LLC, 0.527%, 2/1/2016, interest in a $800,000,000 collateralized loan agreement dated 1/9/2016, will repurchase securities provided as collateral for $800,034,667, in which collateralized mortgage obligations and commercial paper with a market value of $816,000,033 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
60,000,000	HSBC Securities (USA), Inc., 0.477%, 2/1/2016, interest in a $170,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $170,006,658, in which corporate bonds and medium-term notes with a market value of $173,403,244 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
140,000,000	J.P. Morgan Securities LLC, 0.446% - 0.588%, 2/5/2016, interest in a $650,000,000 collateralized loan agreement dated 2/17/2016 - 3/7/2016, will repurchase securities provided as collateral for $650,867,556, in which asset-backed securities with a market value of $663,577,803 have been received as collateral and held with JPMorgan Chase as tri-party agent.	140,000,000
117,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.578% - 0.659%, 2/1/2016, interest in a $225,000,000 collateralized loan agreement, dated 1/29/2016, will repurchase securities provided as collateral for $225,011,021, in which asset-backed securities, collateralized mortgage obligations and a U.S. Government Agency security, with a market value of $229,511,242 have been received as collateral and held with BNY Mellon as tri-party agent.	117,000,000
200,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 2/4/2016, interest in a $350,000,000 collateralized loan agreement dated 1/5/2016 – 1/7/2016, will repurchase securities provided as collateral for $350,145,333, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, common stocks, exchange-traded funds, medium-term notes, municipal bonds, preferred stocks, a U.S Government Agency security and a U.S Treasury security with a market value of $357,410,099 have been received as collateral and held with JPMorgan Chase as tri-party agent.	200,000,000
150,000,000	RBC Capital Markets, LLC, 0.750% - 1.237%, 2/5/2016, interest in a $400,000,000 collateralized loan agreement dated 12/30/2015 – 1/8/2016, will repurchase securities provided as collateral for $401,100,000, in which asset-backed securities, municipal bonds and U.S. Government Agency securities with a market value of $408,402,320 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	Wells Fargo Securities LLC, 0.679%, 2/5/2016, interest in a $500,000,000 collateralized loan agreement dated 1/4/2016 - 1/6/2016, will repurchase securities provided as collateral for $500,846,806, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $510,255,309 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,414,500,000
	REPURCHASE AGREEMENTS—5.6%
	Finance - Banking—5.6%
91,422,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	91,422,000
300,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,075,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,563,456,027.	300,000,000
	TOTAL REPURCHASE AGREEMENTS	391,422,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,039,393,946
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,192,216
	TOTAL NET ASSETS—100%	$7,040,586,162
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $1,936,581,613, which represented 27.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $1,936,581,613, which represented 27.5% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
SA	—Support Agreement
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.001	0.002	0.002
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.11%	0.11%	0.05%	0.13%	0.19%	0.19%
Ratios to Average Net Assets:
Net expenses	0.16%[5]	0.15%	0.20%[6]	0.20%	0.20%	0.20%
Net investment income	0.23%[5]	0.11%	0.05%	0.14%	0.19%	0.20%
Expense waiver/reimbursement[7]	0.13%[5]	0.14%	0.11%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,809,823	$4,055,957	$461,278	$695,138	$682,218	$905,645
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.02%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.25%	0.25%[6]	0.33%	0.38%	0.39%
Net investment income	0.03%[5]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.20%[5]	0.30%	0.31%	0.23%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$139,332	$143,823	$359,164	$863,455	$785,594	$860,836
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014[1,2]	2013[1]	2012[1]	2011[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001[3]	0.000[3]	0.000[3]	0.000[3]	0.001	0.001
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[3]	0.000[3]	0.000[3]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.001)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.06%	0.02%	0.01%	0.04%	0.09%	0.10%
Ratios to Average Net Assets:
Net expenses	0.26%[5]	0.25%	0.25%[6]	0.29%	0.30%	0.30%
Net investment income	0.12%[5]	0.02%	0.01%	0.04%	0.09%	0.10%
Expense waiver/reimbursement[7]	0.14%[5]	0.15%	0.15%	0.11%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,327	$105,175	$34,502	$348,153	$322,787	$403,955
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.25%	0.23%[4]
Net investment income	0.03%[4]	0.01%	0.00%[4]
Expense waiver/reimbursement[5]	0.20%[4]	0.30%	0.51%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,105	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,805,922,000
Investment in securities	5,233,471,946
Total investment in securities, at amortized cost and fair value		$7,039,393,946
Income receivable		2,810,657
Receivable for shares sold		443,185
TOTAL ASSETS		7,042,647,788
Liabilities:
Bank overdraft	704,537
Income distribution payable	1,179,938
Payable to adviser (Note 4)	38,593
Payable for Directors'/Trustees' fees (Note 4)	105
Payable for other service fees (Note 4)	44,579
Accrued expenses (Note 4)	93,874
TOTAL LIABILITIES		2,061,626
Net assets for 7,040,580,364 shares outstanding		$7,040,586,162
Net Assets Consist of:
Paid-in capital		$7,040,580,363
Accumulated net realized gain on investments		3,073
Undistributed net investment income		2,726
TOTAL NET ASSETS		$7,040,586,162
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$6,809,822,531 ÷ 6,809,816,913 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$139,331,977 ÷ 139,331,870 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$76,326,601 ÷ 76,326,540 shares outstanding, no par value, unlimited shares authorized		$1.00
Eagle Shares:
$15,105,053 ÷ 15,105,041 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$10,895,106
Expenses:
Investment adviser fee (Note 4)		$5,578,299
Administrative fee (Note 4)		2,182,376
Custodian fees		92,952
Transfer agent fee		36,148
Directors'/Trustees' fees (Note 4)		16,509
Auditing fees		11,049
Legal fees		5,072
Portfolio accounting fees		103,156
Other service fees (Note 4)		258,878
Share registration costs		41,660
Printing and postage		13,079
Miscellaneous (Note 4)		55,555
TOTAL EXPENSES		8,394,733
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,773,633)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(51,454)
TOTAL WAIVERS AND REIMBURSEMENT		(3,825,087)
Net expenses			4,569,646
Net investment income			6,325,460
Net realized gain on investments			10,378
Change in net assets resulting from operations			$6,335,838
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,325,460	$3,158,630
Net realized gain on investments	10,378	30,601
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,335,838	3,189,231
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,243,480)	(3,118,497)
Service Shares	(24,415)	(15,552)
Capital Shares	(57,870)	(17,901)
Eagle Shares	(2,573)	(1,315)
Distributions from net realized gain on investments
Institutional Shares	(33,161)	(2,166)
Service Shares	(1,382)	(168)
Capital Shares	(795)	(29)
Eagle Shares	(124)	(14)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,363,800)	(3,155,642)
Share Transactions:
Proceeds from sale of shares	21,269,687,417	21,201,359,388
Net asset value of shares issued to shareholders in payment of distributions declared	2,823,218	1,138,616
Cost of shares redeemed	(18,552,740,999)	(17,753,701,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,719,769,636	3,448,796,214
Change in net assets	2,719,741,674	3,448,829,803
Net Assets:
Beginning of period	4,320,844,488	872,014,685
End of period (including undistributed net investment income of $2,726 and $5,604, respectively)	$7,040,586,162	$4,320,844,488
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
16

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes. The detail of total fund expense waivers and reimbursement of $3,825,087 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$191,002	$(9,262)	$(37,574)
Capital Shares	48,659	—	—
Eagle Shares	19,217	—	(4,618)
TOTAL	$258,878	$(9,262)	$(42,192)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
18

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	21,031,681,247	$21,031,681,247	20,438,368,210	$20,438,369,416
Shares issued to shareholders in payment of distributions declared	2,818,406	2,818,406	1,136,342	1,136,342
Shares redeemed	(18,280,607,970)	(18,280,607,970)	(16,844,858,052)	(16,844,858,052)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,753,891,683	$2,753,891,683	3,594,646,500	$3,594,647,706

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	228,294,063	$228,294,063	542,816,808	$542,817,420
Shares issued to shareholders in payment of distributions declared	889	889	542	542
Shares redeemed	(232,785,187)	(232,785,187)	(758,159,870)	(758,159,870)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,490,235)	$(4,490,235)	(215,342,520)	$(215,341,908)
Semi-Annual Shareholder Report
19

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,480,851	$5,480,851	208,497,579	$208,497,625
Shares issued to shareholders in payment of distributions declared	1,248	1,248	420	420
Shares redeemed	(34,330,103)	(34,330,103)	(137,825,607)	(137,825,607)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,848,004)	$(28,848,004)	70,672,392	$70,672,438

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	4,231,256	$4,231,256	11,675,202	$11,674,927
Shares issued to shareholders in payment of distributions declared	2,675	2,675	1,312	1,312
Shares redeemed	(5,017,739)	(5,017,739)	(12,858,261)	(12,858,261)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(783,808)	$(783,808)	(1,181,747)	$(1,182,022)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,719,769,636	$2,719,769,636	3,448,794,625	$3,448,796,214
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $3,773,633 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
20

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $13,726 and reimbursed $9,262 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of financial service companies. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
21

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
8. REGULATORY MatterS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
9. Subsequent events
Effective March 31, 2016, the Fund will be renamed Federated Institutional Money Market Management.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.10	$0.80
Service Shares	$1,000	$1,000.20	$1.71[2]
Capital Shares	$1,000	$1,000.60	$1.31
Eagle Shares	$1,000	$1,000.20	$1.76[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.33	$0.81
Service Shares	$1,000	$1,023.43	$1.73[2]
Capital Shares	$1,000	$1,023.83	$1.32
Eagle Shares	$1,000	$1,023.38	$1.78[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.16%
Service Shares	0.34%
Capital Shares	0.26%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.01 and $2.03, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.01 and $2.03, respectively.
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24

Evaluation and Approval of Advisory Contract–May 2015
Federated Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
28

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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32

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Investment	MOIXX
Wealth	MOFXX
Service	MOSXX
Cash II	MODXX
Cash Series	MFSXX
Capital	MFCXX
Trust	MOTXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.7%
Municipal Notes	15.4%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.4%
8-30 Days	1.1%
31-90 Days	4.0%
91-180 Days	3.8%
181 Days or more	15.5%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.8%[1,2]
	Alabama—2.6%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.070%, 2/4/2016	3,470,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	1,645,000
4,810,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.060%, 2/4/2016	4,810,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 2/1/2016	25,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	9,800,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.050%, 2/4/2016	4,000,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/4/2016	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/4/2016	4,350,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.200%, 2/4/2016	390,000
	TOTAL	61,915,000
	Arizona—1.2%
355,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.170%, 2/4/2016	355,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.130%, 2/4/2016	7,221,000
7,615,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.030%, 2/4/2016	7,615,000
5,610,000	Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/4/2016	5,610,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2016	6,750,000
	TOTAL	27,551,000
	Arkansas—0.4%
6,500,000	Lowell, AR IDRB, (Series 1996) Weekly VRDNs (Little Rock Newspapers, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/3/2016	6,500,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arkansas—continued
$2,830,000	Lowell, AR IDRB, (Series 2006) Weekly VRDNs (Arkansas Democrat-Gazette, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/3/2016	$2,830,000
	TOTAL	9,330,000
	California—12.0%
2,500,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2016	2,500,000
2,285,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.100%, 2/4/2016	2,285,000
2,484,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	2,484,000
3,000,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (Gordon Brush Manufacturing Company, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	3,000,000
5,225,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.090%, 2/4/2016	5,225,000
4,375,000	California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.090%, 2/4/2016	4,375,000
10,000,000	California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/1/2016	10,000,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2016	6,815,000
180,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	180,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.050%, 2/4/2016	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.050%, 2/4/2016	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.050%, 2/4/2016	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.050%, 2/4/2016	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	6,645,000
950,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	950,000
7,100,000	California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	7,100,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	$2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,805,000
5,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.070%, 2/3/2016	5,135,000
2,390,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	2,390,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	5,500,000
2,635,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,635,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,105,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.060%, 2/3/2016	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.070%, 2/3/2016	3,855,000
2,100,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.400%, 2/4/2016	2,100,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.100%, 2/4/2016	3,145,000
12,575,000	[3,4]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	12,575,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
16,285,000	[3,4]	Coast CCD, CA, SPEARs (Series DBE-326) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	16,285,000
39,075,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	39,075,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$28,565,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/3/2016	$28,565,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/4/2016	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	6,000,000
12,840,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	12,840,000
27,740,000	[3,4]	Ukiah, CA USD, SPEARs (Series DBE-382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	27,740,000
		TOTAL	281,899,000
		Colorado—0.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.110%, 2/4/2016	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 2/4/2016	2,300,000
3,095,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.060%, 2/4/2016	3,095,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,500,000
		TOTAL	17,195,000
		Connecticut—0.2%
200,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/4/2016	200,000
3,195,000	[3,4]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.010%, 2/1/2016	3,195,000
1,410,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,416,822
		TOTAL	4,811,822
		District of Columbia—0.7%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.200%, 2/3/2016	6,025,000
11,250,000	[3,4]	District of Columbia Hospital Revenue, Tender Option Bond Trust Certificates (2015-XF1047) Weekly VRDNs (Children's Hospital Obligated Group/DC)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,250,000
		TOTAL	17,275,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.2%
$385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	$385,000
1,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	1,000,000
2,750,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	2,750,000
1,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	1,500,000
25,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds, MVRENs (Series 2011A), 0.260%, 2/4/2016	25,910,000
30,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 2/1/2016	30,785,000
14,230,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	14,230,000
		TOTAL	76,560,000
		Georgia—3.1%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.150%, 2/4/2016	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.070%, 2/4/2016	5,500,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 2/4/2016	5,400,000
5,000,000		City of Atlanta, GA, (Series D-4), 0.16% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 2/3/2016	5,000,000
4,455,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.070%, 2/4/2016	4,455,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.070%, 2/4/2016	9,000,000
3,160,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	3,160,000
7,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	7,300,000
1,800,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/4/2016	1,800,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	$3,800,000
5,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.070%, 2/4/2016	5,600,000
7,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	7,600,000
8,000,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	8,000,000
6,000,000	Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/3/2016	6,000,000
	TOTAL	73,465,000
	Hawaii—1.1%
17,305,000	Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series B), 0.250%, 2/4/2016	17,305,000
7,937,500	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.120%, 2/2/2016	7,937,500
	TOTAL	25,242,500
	Idaho—1.5%
35,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	35,000,000
	Illinois—2.4%
3,415,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/4/2016	3,415,000
1,100,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	1,100,000
6,230,000	Chicago, IL Midway Airport, (Series C-2) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	6,230,000
1,190,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 2/4/2016	1,190,000
1,010,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/3/2016	1,010,000
825,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/4/2016	825,000
6,000,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	6,000,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 2/4/2016	1,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.160%, 2/4/2016	$2,230,000
3,835,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	3,835,000
2,300,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	2,300,000
2,925,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	2,925,000
4,910,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/4/2016	4,910,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (Series DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/4/2016	19,505,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/4/2016	340,000
		TOTAL	56,815,000
		Indiana—6.6%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,261,732
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.070%, 2/4/2016	6,740,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/4/2016	1,400,000
1,475,000		Indiana State Educational Facilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.130%, 2/4/2016	1,475,000
9,090,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.14% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	9,090,000
22,050,000	[3,4]	Indiana State Finance Authority, Tender Option Bond Trust Certificates (2015-XF1026) Weekly VRDNs (Community Health Network)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	22,050,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2016	12,900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.040%, 2/4/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	5,150,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	$10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	1,000,000
42,000,000	Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	42,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	10,000,000
	TOTAL	155,066,732
	Iowa—1.2%
4,145,000	Des Moines, IA, Special Facility Revenue Bonds (Series 2007) Weekly VRDNs (Elliott Aviation, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/4/2016	4,145,000
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.090%, 2/4/2016	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	6,000,000
	TOTAL	27,915,000
	Kentucky—1.0%
5,500,000	Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	5,500,000
2,070,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2016	2,070,000
5,740,000	Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	5,740,000
10,000,000	Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/4/2016	10,000,000
	TOTAL	23,310,000
	Louisiana—1.7%
8,885,000	Calcasieu Parish, LA Public Trust Authority, (Series 1997) Weekly VRDNs (WPT Corp.)/(Bank of America N.A. LOC), 0.070%, 2/3/2016	8,885,000
4,900,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/3/2016	4,900,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.070%, 2/4/2016	4,630,000
500,000	Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/3/2016	500,000
2,000,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.150%, 2/4/2016	2,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$5,000,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.120%, 2/4/2016	$5,000,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.400%, 2/3/2016	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 2/3/2016	6,000,000
		TOTAL	38,915,000
		Maryland—0.2%
2,535,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/4/2016	2,535,000
1,240,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/5/2016	1,240,000
1,600,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	1,600,000
		TOTAL	5,375,000
		Massachusetts—2.4%
9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	9,011,897
3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	3,015,243
24,265,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Windows MVRENs (Series 2010A), 0.210%, 2/4/2016	24,265,000
3,500,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 2/4/2016	3,500,000
9,000,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	9,000,000
8,900,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.260%, 2/4/2016	8,900,000
		TOTAL	57,692,140
		Michigan—2.5%
1,235,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	1,235,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 2/4/2016	5,500,000
25,790,000		Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.210%, 2/4/2016	25,790,000
1,185,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	1,185,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	$3,950,000
1,450,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	1,450,000
2,750,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	2,750,000
5,265,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/3/2016	5,265,000
3,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.110%, 2/4/2016	3,240,000
1,475,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 2/4/2016	1,475,000
3,660,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/5/2016	3,660,000
2,530,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	2,530,000
		TOTAL	58,030,000
		Minnesota—0.1%
280,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	280,000
800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	800,000
965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.060%, 2/4/2016	965,000
330,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	330,000
		TOTAL	2,375,000
		Mississippi—1.5%
586,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT) Series 2009-14 Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	586,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,570,000
6,295,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.070%, 2/4/2016	6,295,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,670,000
		TOTAL	35,451,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.2%
$20,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 2/4/2016	$20,000,000
5,600,000		Missouri State HEFA, (Series A-1) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/1/2016	5,600,000
2,370,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.030%, 2/1/2016	2,370,000
		TOTAL	27,970,000
		Multi-State—11.3%
4,230,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/4/2016	4,230,000
1,780,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/4/2016	1,780,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/4/2016	85,300,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/4/2016	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 2/4/2016	30,000,000
		TOTAL	267,610,000
		New Hampshire—0.4%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.020%, 2/1/2016	10,525,000
		New Jersey—10.1%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,887,539
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,525,164
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,653,115
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/4/2016	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,073,305
17,046,731		Harrison Township, NJ, (Series 2015A), 1.75% BANs, 11/10/2016	17,199,940
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,062,498
9,283,000		Moonachie, NJ, 2.00% BANs, 10/21/2016	9,359,217
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.300%, 2/3/2016	$5,215,000
2,285,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/4/2016	2,285,000
8,300,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.040%, 2/3/2016	8,300,000
12,385,000	[3,4]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 2/4/2016	12,385,000
20,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	20,000,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 2/4/2016	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 2/4/2016	16,000,000
18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	18,611,958
20,000,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	20,214,187
3,500,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	3,500,000
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,010,127
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,553,337
		TOTAL	238,835,387
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.280%, 2/3/2016	425,000
		TOTAL	3,925,000
		New York—6.4%
16,426,006		Amherst, NY, 2.00% BANs, 11/10/2016	16,615,505
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$19,900,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	$19,964,831
5,235,000		Erie County, NY IDA, (Series 2006) Weekly VRDNs (Hydro-Air Components, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 2/4/2016	5,235,000
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.070%, 2/4/2016	5,590,000
1,690,000		Lancaster, NY IDA Weekly VRDNs (2007 Sealing Devices, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 2/4/2016	1,690,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,042,954
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 2/4/2016	4,290,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.110%, 2/4/2016	1,300,000
1,500,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/4/2016	1,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.080%, 2/3/2016	24,880,000
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,539,536
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,046,092
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,359,403
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 2/4/2016	10,660,000
2,320,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/3/2016	2,320,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.130%, 2/4/2016	6,340,000
		TOTAL	151,373,321
		North Carolina—2.5%
12,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	12,000,000
8,985,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 2/4/2016	8,985,000
200,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	200,000
19,885,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.210%, 2/4/2016	19,885,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$18,630,000		Raleigh, NC, 7 Month Windows MVRENs (Series 2009), 0.260%, 2/4/2016	$18,630,000
		TOTAL	59,700,000
		North Dakota—2.4%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	30,000,000
27,330,000		Traill County, ND, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 2/4/2016	27,330,000
		TOTAL	57,330,000
		Ohio—0.2%
3,900,000		Avon, OH Water System, 1.00% BANs, 2/3/2016	3,900,138
100,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	100,000
		TOTAL	4,000,138
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/4/2016	8,000,000
430,159	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	430,159
		TOTAL	8,430,159
		Oregon—2.9%
14,200,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	14,200,000
33,150,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	33,150,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2016	10,000,000
		TOTAL	67,350,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.420%, 2/3/2016	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.390%, 2/3/2016	6,000,000
3,030,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.200%, 2/4/2016	3,030,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$5,060,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	$5,060,000
		TOTAL	22,090,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,000,000
		Tennessee—4.4%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.420%, 2/3/2016	12,800,000
32,190,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.070%, 2/3/2016	32,190,000
20,100,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	20,100,000
35,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	35,500,000
		TOTAL	104,090,000
		Texas—5.6%
6,600,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.060%, 2/3/2016	6,600,000
3,400,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 0.060%, 2/3/2016	3,400,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (Series DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,250,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.420%, 2/3/2016	4,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$9,445,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	$9,445,000
27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	27,000,000
4,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	4,000,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006) Weekly VRDNs (Flint Hills Resources LLC), 0.150%, 2/3/2016	42,000,000
7,110,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	7,110,000
12,500,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	12,500,000
		TOTAL	132,355,000
		Utah—0.2%
2,800,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	2,800,000
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.170%, 2/4/2016	895,000
		TOTAL	3,695,000
		Vermont—0.6%
12,950,000		Vermont HFA, SFM (Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.060%, 2/3/2016	12,950,000
		Virginia—1.4%
9,985,000		Norfolk, VA EDA, MVRENs (Sentara Health Systems Obligation Group), (Series 2010 C), 0.210%, 2/4/2016	9,985,000
24,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/24/2016	24,000,000
		TOTAL	33,985,000
		Washington—1.3%
2,275,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	2,275,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/3/2016	15,930,000
3,775,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2016	3,775,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$2,630,000	Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.150%, 2/4/2016	$2,630,000
5,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.060%, 2/4/2016	5,560,000
	TOTAL	30,170,000
	Wisconsin—1.6%
6,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/4/2016	6,000,000
2,390,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	2,390,000
1,315,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 2/4/2016	1,315,000
11,500,000	Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-1), 0.210%, 2/4/2016	11,500,000
10,965,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/3/2016	10,965,000
4,825,000	Wisconsin Housing & EDA, Home Ownership Revenue (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/3/2016	4,825,000
	TOTAL	36,995,000
	Wyoming—0.4%
4,800,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/1/2016	4,800,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	5,700,000
	TOTAL	10,500,000
	TOTAL MUNICIPAL INVESTMENTS-100.8% (AT AMORTIZED COST)[5]	2,378,068,199
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(19,649,425)
	TOTAL NET ASSETS—100%	$2,358,418,774
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Semi-Annual Shareholder Report

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.1%	3.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $725,461,159, which represented 30.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $725,461,159, which represented 30.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendible Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]	0.15%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.77%[5]	0.76%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.02%	0.05%	0.15%	0.20%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.14%	0.16%	0.21%	0.21%[4]	0.21%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.06%	0.14%	0.20%
Expense waiver/reimbursement[5]	0.17%[3]	0.16%	0.14%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$929,213	$1,037,940	$1,242,908	$1,229,003	$2,268,337	$2,802,916
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.02%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.14%	0.16%	0.25%	0.34%[4]	0.40%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.42%[3]	0.40%	0.39%	0.30%	0.20%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$668,064	$726,226	$747,980	$738,562	$828,815	$852,955
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.40% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.15%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.86%[5]	0.86%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$146,074	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]	0.15%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	1.12%[5]	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$215,006	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.02%	0.01%	0.06%	0.10%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.14%	0.16%	0.25%	0.31%[4]	0.31%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.04%	0.10%
Expense waiver/reimbursement[5]	0.27%[3]	0.26%	0.24%	0.15%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$400,062	$450,631	$698,550	$726,987	$1,108,338	$1,284,749
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]	0.15%[5]
Net investment income	0.01%[5]	0.01%[5]
Expense waiver/reimbursement[6]	0.67%[5]	0.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,378,068,199
Cash		5,676,095
Income receivable		1,840,040
Receivable for shares sold		9,334
TOTAL ASSETS		2,385,593,668
Liabilities:
Payable for investments purchased	$27,011,222
Payable for shares redeemed	27,635
Income distribution payable	7,376
Payable to adviser (Note 4)	10,303
Payable for Directors'/Trustees' fees (Note 4)	293
Payable for other service fees (Notes 2 and 4)	10,807
Accrued expenses (Note 4)	107,258
TOTAL LIABILITIES		27,174,894
Net assets for 2,358,110,513 shares outstanding		$2,358,418,774
Net Assets Consist of:
Paid-in capital		$2,358,090,302
Accumulated net realized gain on investments		328,423
Undistributed net investment income		49
TOTAL NET ASSETS		$2,358,418,774
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$929,212,773 ÷ 929,092,367 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$668,063,881 ÷ 667,977,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$146,073,915 ÷ 146,053,874 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$215,005,746 ÷ 214,976,979 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$400,062,259 ÷ 400,009,873 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$1,807,341
Expenses:
Investment adviser fee (Note 4)		$2,403,512
Administrative fee (Note 4)		940,362
Custodian fees		39,969
Transfer agent fee (Note 2)		132,821
Directors'/Trustees' fees (Note 4)		7,795
Auditing fees		10,865
Legal fees		19,956
Portfolio accounting fees		125,123
Distribution services fee (Note 4)		606,525
Other service fees (Notes 2 and 4)		1,419,539
Share registration costs		79,830
Printing and postage		20,586
Miscellaneous (Note 4)		39,502
TOTAL EXPENSES		5,846,385
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(2,019,767)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,140,012)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,159,779)
Net expenses			1,686,606
Net investment income			120,735
Net realized gain on investments			892,102
Change in net assets resulting from operations			$1,012,837
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$120,735	$246,498
Net realized gain on investments	892,102	641,861
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,012,837	888,359
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(49,782)	(109,201)
Service Shares	(36,405)	(76,639)
Cash II Shares	(2,930)	(43)
Cash Series Shares	(8,380)	(470)
Capital Shares	(22,533)	(60,967)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(509,517)	(53,503)
Service Shares	(342,270)	(38,012)
Cash II Shares	(12,804)	—
Cash Series Shares	(105,910)	—
Capital Shares	(235,022)	(28,429)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,325,553)	(367,264)
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Share Transactions:
Proceeds from sale of shares	$2,567,636,814	$4,767,904,820
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	—
Net asset value of shares issued to shareholders in payment of distributions declared	824,463	247,567
Cost of shares redeemed	(2,652,432,470)	(5,133,050,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,670,366	(364,898,110)
Change in net assets	33,357,650	(364,377,015)
Net Assets:
Beginning of period	2,325,061,124	2,689,438,139
End of period (including undistributed (distributions in excess of) net investment income of $49 and $(656), respectively)	$2,358,418,774	$2,325,061,124
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Cash II Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Cash II Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, were as follows:
Net investment income*	$127,375
Net realized gain on investments	$965,653
Net increase in net assets resulting from operations	$1,093,028
*	Net investment income reflects $6,640 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $4,159,779 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$8,039	$(323)	$—
Service Shares	5,793	(171)	—
Cash II Shares	30,241	—	(29,648)
Cash Series Shares	85,225	—	(83,793)
Capital Shares	3,523	(12)	—
TOTAL	$132,821	$(506)	$(113,441)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily
Semi-Annual Shareholder Report

reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This wavier can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$910,680	$(3,843)	$(906,837)
Cash II Shares	74,121	—	$(74,121)
Cash Series Shares	209,481	—	(209,481)
Capital Shares	225,257	(384)	(224,873)
TOTAL	$1,419,539	$(4,227)	$(1,415,312)
For the six months ended January 31, 2016, the Fund's Wealth Shares did not incur other service fees. For the six months ended January 31, 2016, the Fund's Investment Shares and Trust Shares incurred other service fees less than $1.00.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	—	$—	100	$100

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,310,837,548	$1,310,837,548	2,308,938,210	$2,308,938,210
Shares issued to shareholders in payment of distributions declared	181,233	181,233	75,697	75,697
Shares redeemed	(1,419,583,042)	(1,419,583,042)	(2,514,211,481)	(2,514,211,481)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(108,564,261)	$(108,564,261)	(205,197,574)	$(205,197,574)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	666,978,159	$666,978,159	1,462,779,997	$1,462,779,997
Shares issued to shareholders in payment of distributions declared	320,108	320,108	100,768	100,768
Shares redeemed	(725,360,729)	(725,360,729)	(1,484,803,458)	(1,484,803,458)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(58,062,462)	$(58,062,462)	(21,922,693)	$(21,922,693)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	47,751,209	$47,751,209	16,794,384	$16,794,384
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	117,641,559	—	—
Shares issued to shareholders in payment of distributions declared	15,651	15,651	43	43
Shares redeemed	(35,100,302)	(35,100,302)	(1,048,670)	(1,048,670)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	130,308,117	$130,308,117	15,745,757	$15,745,757

	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	311,128,207	$311,128,207	107,249,585	$107,249,585
Shares issued to shareholders in payment of distributions declared	114,289	114,289	470	470
Shares redeemed	(190,754,471)	(190,754,471)	(12,761,101)	(12,761,101)
NET CHANGE RESULTING FROM CASH SERIES SHARES TRANSACTIONS	120,488,025	$120,488,025	94,488,954	$94,488,954

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	230,941,691	$230,941,691	872,142,444	$872,142,444
Shares issued to shareholders in payment of distributions declared	193,182	193,182	70,589	70,589
Shares redeemed	(281,633,926)	(281,633,926)	(1,120,225,787)	(1,120,225,787)
NET CHANGE RESULTING FROM CAPITAL SHARES TRANSACTIONS	(50,499,053)	$(50,499,053)	(248,012,754)	$(248,012,754)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	—	$—	100	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	33,670,366	$33,670,366	(364,898,110)	$(364,898,110)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily waived $2,019,767 of its fee and voluntarily reimbursed $506 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$103,769	$(103,769)
Cash Series Shares	502,756	(502,756)
TOTAL	$606,525	$(606,525)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, the Fund's Investment Shares and Trust Shares incurred a distribution services fee less than $1.00.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $4,228 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares); or (b) the date of the
Semi-Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $533,625,000 and $908,790,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.50	$0.70[2]
Wealth Shares	$1,000	1,000.50	$0.70[3]
Service Shares	$1,000	1,000.50	$0.70[4]
Cash II Shares	$1,000	1,000.50	$0.75[5]
Cash Series Shares	$1,000	1,000.50	$0.70[6]
Capital Shares	$1,000	1,000.50	$0.70[7]
Trust Shares	$1,000	1,000.50	$0.70[8]
Semi-Annual Shareholder Report

	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,024.50	$0.71[2]
Wealth Shares	$1,000	$1,024.50	$0.71[3]
Service Shares	$1,000	$1,024.50	$0.71[4]
Cash II Shares	$1,000	$1,024.50	$0.76[5]
Cash Series Shares	$1,000	$1,024.50	$0.71[6]
Capital Shares	$1,000	$1,024.50	$0.71[7]
Trust Shares	$1,000	$1,024.50	$0.71[8]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.14%
Wealth Shares	0.14%
Service Shares	0.14%
Cash II Shares	0.15%
Cash Series Shares	0.14%
Capital Shares	0.14%
Trust Shares	0.14%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares current Fee Limit of 0.78% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.92 and $3.96, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.31 and $2.34, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.91% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.58 and $4.62, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively.
Semi-Annual Shareholder Report

7	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
8	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 0.61% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.07 and $3.10, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
CUSIP 608919643
Q450197 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Wealth	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	84.7%
Municipal Notes	15.4%
Commercial Paper	0.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	76.4%
8-30 Days	1.1%
31-90 Days	4.0%
91-180 Days	3.8%
181 Days or more	15.5%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.8%[1,2]
	Alabama—2.6%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.070%, 2/4/2016	3,470,000
1,645,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	1,645,000
4,810,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.060%, 2/4/2016	4,810,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 2/1/2016	25,000,000
9,800,000	Columbia, AL IDB PCRB, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	9,800,000
4,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.050%, 2/4/2016	4,000,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.050%, 2/4/2016	6,000,000
4,350,000	North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/4/2016	4,350,000
390,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.200%, 2/4/2016	390,000
	TOTAL	61,915,000
	Arizona—1.2%
355,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.170%, 2/4/2016	355,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.130%, 2/4/2016	7,221,000
7,615,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.030%, 2/4/2016	7,615,000
5,610,000	Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.100%, 2/4/2016	5,610,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2016	6,750,000
	TOTAL	27,551,000
	Arkansas—0.4%
6,500,000	Lowell, AR IDRB, (Series 1996) Weekly VRDNs (Little Rock Newspapers, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/3/2016	6,500,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Arkansas—continued
$2,830,000	Lowell, AR IDRB, (Series 2006) Weekly VRDNs (Arkansas Democrat-Gazette, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.120%, 2/3/2016	$2,830,000
	TOTAL	9,330,000
	California—12.0%
2,500,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2016	2,500,000
2,285,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.100%, 2/4/2016	2,285,000
2,484,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	2,484,000
3,000,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (Gordon Brush Manufacturing Company, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	3,000,000
5,225,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.090%, 2/4/2016	5,225,000
4,375,000	California Infrastructure & Economic Development Bank, (Series 2011A) Weekly VRDNs (Bay Photo, Inc.)/(Comerica Bank LOC), 0.090%, 2/4/2016	4,375,000
10,000,000	California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/1/2016	10,000,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2016	6,815,000
180,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	180,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.050%, 2/4/2016	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.050%, 2/4/2016	2,940,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.050%, 2/4/2016	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.050%, 2/4/2016	3,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	6,645,000
950,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	950,000
7,100,000	California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	7,100,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	$2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,805,000
5,135,000		California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.070%, 2/3/2016	5,135,000
2,390,000		California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	2,390,000
5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/3/2016	5,500,000
2,635,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,635,000
2,105,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	2,105,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.060%, 2/3/2016	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.070%, 2/3/2016	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.070%, 2/3/2016	3,855,000
2,100,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.400%, 2/4/2016	2,100,000
3,145,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.100%, 2/4/2016	3,145,000
12,575,000	[3,4]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	12,575,000
10,000,000	[3,4]	Coast CCD, CA, GS Trust (Series 33TPZ), 0.25% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 3/23/2016	10,000,000
16,285,000	[3,4]	Coast CCD, CA, SPEARs (Series DBE-326) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	16,285,000
39,075,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	39,075,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$28,565,000	[3,4]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.14% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/3/2016	$28,565,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/4/2016	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	6,000,000
12,840,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1033) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	12,840,000
27,740,000	[3,4]	Ukiah, CA USD, SPEARs (Series DBE-382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	27,740,000
		TOTAL	281,899,000
		Colorado—0.7%
1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.110%, 2/4/2016	1,000,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,300,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 2/4/2016	2,300,000
3,095,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.060%, 2/4/2016	3,095,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, Tender Option Bond Trust Certificates (2015-XF1036) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,500,000
		TOTAL	17,195,000
		Connecticut—0.2%
200,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.040%, 2/4/2016	200,000
3,195,000	[3,4]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.010%, 2/1/2016	3,195,000
1,410,000		Thomaston, CT, 1.50% BANs, 8/4/2016	1,416,822
		TOTAL	4,811,822
		District of Columbia—0.7%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.200%, 2/3/2016	6,025,000
11,250,000	[3,4]	District of Columbia Hospital Revenue, Tender Option Bond Trust Certificates (2015-XF1047) Weekly VRDNs (Children's Hospital Obligated Group/DC)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,250,000
		TOTAL	17,275,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—3.2%
$385,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT) Series 2009-75 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	$385,000
1,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	1,000,000
2,750,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	2,750,000
1,500,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/3/2016	1,500,000
25,910,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds, MVRENs (Series 2011A), 0.260%, 2/4/2016	25,910,000
30,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 2/1/2016	30,785,000
14,230,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	14,230,000
		TOTAL	76,560,000
		Georgia—3.1%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.150%, 2/4/2016	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.070%, 2/4/2016	5,500,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 2/4/2016	5,400,000
5,000,000		City of Atlanta, GA, (Series D-4), 0.16% CP (Atlanta, GA Airport Passenger Facilities Charge Revenue)/(Bank of America N.A. LOC), Mandatory Tender 2/3/2016	5,000,000
4,455,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.070%, 2/4/2016	4,455,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.070%, 2/4/2016	9,000,000
3,160,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	3,160,000
7,300,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.070%, 2/4/2016	7,300,000
1,800,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/4/2016	1,800,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$3,800,000	Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	$3,800,000
5,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.070%, 2/4/2016	5,600,000
7,600,000	Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	7,600,000
8,000,000	Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.180%, 2/1/2016	8,000,000
6,000,000	Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.040%, 2/3/2016	6,000,000
	TOTAL	73,465,000
	Hawaii—1.1%
17,305,000	Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series B), 0.250%, 2/4/2016	17,305,000
7,937,500	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.120%, 2/2/2016	7,937,500
	TOTAL	25,242,500
	Idaho—1.5%
35,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	35,000,000
	Illinois—2.4%
3,415,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/4/2016	3,415,000
1,100,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	1,100,000
6,230,000	Chicago, IL Midway Airport, (Series C-2) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	6,230,000
1,190,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 2/4/2016	1,190,000
1,010,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/3/2016	1,010,000
825,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.460%, 2/4/2016	825,000
6,000,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	6,000,000
1,000,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.110%, 2/4/2016	1,000,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$2,230,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.160%, 2/4/2016	$2,230,000
3,835,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	3,835,000
2,300,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	2,300,000
2,925,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/4/2016	2,925,000
4,910,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/4/2016	4,910,000
19,505,000	[3,4]	Illinois Housing Development Authority, SPEARs (Series DB-1001) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.310%, 2/4/2016	19,505,000
340,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 2/4/2016	340,000
		TOTAL	56,815,000
		Indiana—6.6%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,261,732
6,740,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.070%, 2/4/2016	6,740,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.170%, 2/4/2016	1,400,000
1,475,000		Indiana State Educational Facilities Authority, (Series 2001) Weekly VRDNs (Martin University)/(KeyBank, N.A. LOC), 0.130%, 2/4/2016	1,475,000
9,090,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.14% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	9,090,000
22,050,000	[3,4]	Indiana State Finance Authority, Tender Option Bond Trust Certificates (2015-XF1026) Weekly VRDNs (Community Health Network)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	22,050,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2016	12,900,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.040%, 2/4/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	5,150,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	$10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	1,000,000
42,000,000	Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	42,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 2/4/2016	10,000,000
	TOTAL	155,066,732
	Iowa—1.2%
4,145,000	Des Moines, IA, Special Facility Revenue Bonds (Series 2007) Weekly VRDNs (Elliott Aviation, Inc.)/(U.S. Bank, N.A. LOC), 0.080%, 2/4/2016	4,145,000
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.090%, 2/4/2016	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	6,000,000
	TOTAL	27,915,000
	Kentucky—1.0%
5,500,000	Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	5,500,000
2,070,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.250%, 2/4/2016	2,070,000
5,740,000	Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.060%, 2/4/2016	5,740,000
10,000,000	Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.040%, 2/4/2016	10,000,000
	TOTAL	23,310,000
	Louisiana—1.7%
8,885,000	Calcasieu Parish, LA Public Trust Authority, (Series 1997) Weekly VRDNs (WPT Corp.)/(Bank of America N.A. LOC), 0.070%, 2/3/2016	8,885,000
4,900,000	Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 2/3/2016	4,900,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.070%, 2/4/2016	4,630,000
500,000	Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/3/2016	500,000
2,000,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.150%, 2/4/2016	2,000,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$5,000,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.120%, 2/4/2016	$5,000,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.400%, 2/3/2016	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.350%, 2/3/2016	6,000,000
		TOTAL	38,915,000
		Maryland—0.2%
2,535,000	[3,4]	Maryland Community Development Administration—Residential Revenue, Tender Option Bond Trust Receipts (2015-XF0079) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/4/2016	2,535,000
1,240,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/5/2016	1,240,000
1,600,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	1,600,000
		TOTAL	5,375,000
		Massachusetts—2.4%
9,000,000		Greater Lowell, MA Regional Vocational Technical School District, 1.00% BANs, 4/22/2016	9,011,897
3,000,000		Lawrence, MA, 1.50% BANs, 9/1/2016	3,015,243
24,265,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Windows MVRENs (Series 2010A), 0.210%, 2/4/2016	24,265,000
3,500,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 2/4/2016	3,500,000
9,000,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	9,000,000
8,900,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.260%, 2/4/2016	8,900,000
		TOTAL	57,692,140
		Michigan—2.5%
1,235,000		Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/4/2016	1,235,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.140%, 2/4/2016	5,500,000
25,790,000		Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.210%, 2/4/2016	25,790,000
1,185,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	1,185,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$3,950,000		Michigan State Finance Authority Revenue, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	$3,950,000
1,450,000		Michigan State Finance Authority Revenue, Healthcare Equipment Program (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	1,450,000
2,750,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.100%, 2/3/2016	2,750,000
5,265,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds (2006 Series A) Weekly VRDNs (Barclays Bank PLC LIQ), 0.050%, 2/3/2016	5,265,000
3,240,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.110%, 2/4/2016	3,240,000
1,475,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.150%, 2/4/2016	1,475,000
3,660,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.120%, 2/5/2016	3,660,000
2,530,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.100%, 2/5/2016	2,530,000
		TOTAL	58,030,000
		Minnesota—0.1%
280,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	280,000
800,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	800,000
965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.060%, 2/4/2016	965,000
330,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	330,000
		TOTAL	2,375,000
		Mississippi—1.5%
586,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT) Series 2009-14 Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	586,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,570,000
6,295,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.070%, 2/4/2016	6,295,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	9,670,000
		TOTAL	35,451,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.2%
$20,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 2/4/2016	$20,000,000
5,600,000		Missouri State HEFA, (Series A-1) Daily VRDNs (Saint Louis University)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/1/2016	5,600,000
2,370,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.030%, 2/1/2016	2,370,000
		TOTAL	27,970,000
		Multi-State—11.3%
4,230,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.160%, 2/4/2016	4,230,000
1,780,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.160%, 2/4/2016	1,780,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/4/2016	85,300,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/4/2016	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.100%, 2/4/2016	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 2/4/2016	30,000,000
		TOTAL	267,610,000
		New Hampshire—0.4%
10,525,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.020%, 2/1/2016	10,525,000
		New Jersey—10.1%
8,883,750		Avalon Boro, NJ, 1.00% BANs, 2/24/2016	8,887,539
4,500,000		Cape May, NJ, 2.00% BANs, 7/15/2016	4,525,164
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,653,115
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.210%, 2/4/2016	5,000,000
10,035,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	10,073,305
17,046,731		Harrison Township, NJ, (Series 2015A), 1.75% BANs, 11/10/2016	17,199,940
7,037,995		Millville, NJ, 1.50% BANs, 8/3/2016	7,062,498
9,283,000		Moonachie, NJ, 2.00% BANs, 10/21/2016	9,359,217
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$5,215,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.300%, 2/3/2016	$5,215,000
2,285,000	[3,4]	New Jersey Higher Education Assistance Authority, ROCs (Series 11853) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 2/4/2016	2,285,000
8,300,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.040%, 2/3/2016	8,300,000
12,385,000	[3,4]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.150%, 2/4/2016	12,385,000
20,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	20,000,000
50,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	50,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 2/4/2016	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.090%, 2/4/2016	16,000,000
18,500,000		Plainfield, NJ, 1.75% BANs, 9/1/2016	18,611,958
20,000,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	20,214,187
3,500,000	[3,4]	Union County, NJ Improvement Authority, SPEARs (Series DB-1145) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	3,500,000
4,000,000		Wall Township, NJ, 1.50% BANs, 7/1/2016	4,010,127
3,551,400		Woodcliff Lake, NJ, 1.25% BANs, 2/26/2016	3,553,337
		TOTAL	238,835,387
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.280%, 2/3/2016	425,000
		TOTAL	3,925,000
		New York—6.4%
16,426,006		Amherst, NY, 2.00% BANs, 11/10/2016	16,615,505
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$19,900,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	$19,964,831
5,235,000		Erie County, NY IDA, (Series 2006) Weekly VRDNs (Hydro-Air Components, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 2/4/2016	5,235,000
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.070%, 2/4/2016	5,590,000
1,690,000		Lancaster, NY IDA Weekly VRDNs (2007 Sealing Devices, Inc.)/(HSBC Bank USA, N.A. LOC), 0.080%, 2/4/2016	1,690,000
12,000,000		Malone, NY CSD, 1.50% BANs, 7/15/2016	12,042,954
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 2/4/2016	4,290,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.110%, 2/4/2016	1,300,000
1,500,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Certificates (2015-XF1030) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/4/2016	1,500,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.080%, 2/3/2016	24,880,000
7,500,000		Nyack, NY Unified Free School District, 2.00% BANs, 6/24/2016	7,539,536
20,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	20,046,092
11,300,000		Phelps-Clifton Springs, NY CSD, 1.75% BANs, 7/29/2016	11,359,403
10,660,000	[3,4]	Port Authority of New York and New Jersey, SPEARs (Series DB-1024X) Weekly VRDNs (Deutsche Bank AG LIQ), 0.110%, 2/4/2016	10,660,000
2,320,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/3/2016	2,320,000
6,340,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.130%, 2/4/2016	6,340,000
		TOTAL	151,373,321
		North Carolina—2.5%
12,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	12,000,000
8,985,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 2/4/2016	8,985,000
200,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	200,000
19,885,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.210%, 2/4/2016	19,885,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$18,630,000		Raleigh, NC, 7 Month Windows MVRENs (Series 2009), 0.260%, 2/4/2016	$18,630,000
		TOTAL	59,700,000
		North Dakota—2.4%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	30,000,000
27,330,000		Traill County, ND, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.070%, 2/4/2016	27,330,000
		TOTAL	57,330,000
		Ohio—0.2%
3,900,000		Avon, OH Water System, 1.00% BANs, 2/3/2016	3,900,138
100,000		Ohio State Air Quality Development Authority, (Series 2009C) Weekly VRDNs (Ohio Valley Electric Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	100,000
		TOTAL	4,000,138
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/4/2016	8,000,000
430,159	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.130%, 2/4/2016	430,159
		TOTAL	8,430,159
		Oregon—2.9%
14,200,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	14,200,000
33,150,000		Oregon State Housing and Community Services Department, SFM Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/4/2016	33,150,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2016	10,000,000
		TOTAL	67,350,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.420%, 2/3/2016	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.390%, 2/3/2016	6,000,000
3,030,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.200%, 2/4/2016	3,030,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$5,060,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	$5,060,000
		TOTAL	22,090,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.050%, 2/4/2016	3,000,000
		Tennessee—4.4%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.420%, 2/3/2016	12,800,000
32,190,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.070%, 2/3/2016	32,190,000
20,100,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	20,100,000
35,500,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	35,500,000
		TOTAL	104,090,000
		Texas—5.6%
6,600,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.060%, 2/3/2016	6,600,000
3,400,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 0.060%, 2/3/2016	3,400,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.050%, 2/4/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/4/2016	2,100,000
11,250,000	[3,4]	Dallas-Fort Worth, TX International Airport, SPEARs (Series DBE-1182) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,250,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.420%, 2/3/2016	4,000,000
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$9,445,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	$9,445,000
27,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-1015) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	27,000,000
4,000,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	4,000,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006) Weekly VRDNs (Flint Hills Resources LLC), 0.150%, 2/3/2016	42,000,000
7,110,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/3/2016	7,110,000
12,500,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	12,500,000
		TOTAL	132,355,000
		Utah—0.2%
2,800,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	2,800,000
895,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.170%, 2/4/2016	895,000
		TOTAL	3,695,000
		Vermont—0.6%
12,950,000		Vermont HFA, SFM (Series 26) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.060%, 2/3/2016	12,950,000
		Virginia—1.4%
9,985,000		Norfolk, VA EDA, MVRENs (Sentara Health Systems Obligation Group), (Series 2010 C), 0.210%, 2/4/2016	9,985,000
24,000,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/24/2016	24,000,000
		TOTAL	33,985,000
		Washington—1.3%
2,275,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/4/2016	2,275,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/3/2016	15,930,000
3,775,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.120%, 2/4/2016	3,775,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Washington—continued
$2,630,000	Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.150%, 2/4/2016	$2,630,000
5,560,000	Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.060%, 2/4/2016	5,560,000
	TOTAL	30,170,000
	Wisconsin—1.6%
6,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/4/2016	6,000,000
2,390,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/4/2016	2,390,000
1,315,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.210%, 2/4/2016	1,315,000
11,500,000	Wisconsin Health & Educational Facilities Authority, (UnityPoint Health), MVRENs (Series 2014B-1), 0.210%, 2/4/2016	11,500,000
10,965,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/3/2016	10,965,000
4,825,000	Wisconsin Housing & EDA, Home Ownership Revenue (2004 Series D) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/3/2016	4,825,000
	TOTAL	36,995,000
	Wyoming—0.4%
4,800,000	Sweetwater County, WY Environmental Improvement, (Series 1995) Daily VRDNs (Pacificorp)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/1/2016	4,800,000
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/3/2016	5,700,000
	TOTAL	10,500,000
	TOTAL MUNICIPAL INVESTMENTS-100.8% (AT AMORTIZED COST)[5]	2,378,068,199
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(19,649,425)
	TOTAL NET ASSETS—100%	$2,358,418,774
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.3% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
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Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.1%	3.9%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $725,461,159, which represented 30.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $725,461,159, which represented 30.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendible Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SFM	—Single Family Mortgage
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.02%	0.05%	0.15%	0.20%
Ratios to Average Net Assets:
Net expenses	0.14%[3]	0.14%	0.16%	0.21%	0.21%[4]	0.21%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.06%	0.14%	0.20%
Expense waiver/reimbursement[5]	0.17%[3]	0.16%	0.14%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$929,213	$1,037,940	$1,242,908	$1,229,003	$2,268,337	$2,802,916
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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21

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,378,068,199
Cash		5,676,095
Income receivable		1,840,040
Receivable for shares sold		9,334
TOTAL ASSETS		2,385,593,668
Liabilities:
Payable for investments purchased	$27,011,222
Payable for shares redeemed	27,635
Income distribution payable	7,376
Payable to adviser (Note 4)	10,303
Payable for Directors'/Trustees' fees (Note 4)	293
Payable for other service fees (Notes 2 and 4)	10,807
Accrued expenses (Note 4)	107,258
TOTAL LIABILITIES		27,174,894
Net assets for 2,358,110,513 shares outstanding		$2,358,418,774
Net Assets Consist of:
Paid-in capital		$2,358,090,302
Accumulated net realized gain on investments		328,423
Undistributed net investment income		49
TOTAL NET ASSETS		$2,358,418,774
Semi-Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$929,212,773 ÷ 929,092,367 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$668,063,881 ÷ 667,977,320 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$146,073,915 ÷ 146,053,874 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$215,005,746 ÷ 214,976,979 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$400,062,259 ÷ 400,009,873 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$1,807,341
Expenses:
Investment adviser fee (Note 4)		$2,403,512
Administrative fee (Note 4)		940,362
Custodian fees		39,969
Transfer agent fee (Note 2)		132,821
Directors'/Trustees' fees (Note 4)		7,795
Auditing fees		10,865
Legal fees		19,956
Portfolio accounting fees		125,123
Distribution services fee (Note 4)		606,525
Other service fees (Notes 2 and 4)		1,419,539
Share registration costs		79,830
Printing and postage		20,586
Miscellaneous (Note 4)		39,502
TOTAL EXPENSES		5,846,385
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(2,019,767)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,140,012)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,159,779)
Net expenses			1,686,606
Net investment income			120,735
Net realized gain on investments			892,102
Change in net assets resulting from operations			$1,012,837
See Notes which are an integral part of the Financial Statements
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24

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$120,735	$246,498
Net realized gain on investments	892,102	641,861
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,012,837	888,359
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(49,782)	(109,201)
Service Shares	(36,405)	(76,639)
Cash II Shares	(2,930)	(43)
Cash Series Shares	(8,380)	(470)
Capital Shares	(22,533)	(60,967)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(0)[1]	(0)[1]
Wealth Shares	(509,517)	(53,503)
Service Shares	(342,270)	(38,012)
Cash II Shares	(12,804)	—
Cash Series Shares	(105,910)	—
Capital Shares	(235,022)	(28,429)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,325,553)	(367,264)
Semi-Annual Shareholder Report
25

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Share Transactions:
Proceeds from sale of shares	$2,567,636,814	$4,767,904,820
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	—
Net asset value of shares issued to shareholders in payment of distributions declared	824,463	247,567
Cost of shares redeemed	(2,652,432,470)	(5,133,050,497)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,670,366	(364,898,110)
Change in net assets	33,357,650	(364,377,015)
Net Assets:
Beginning of period	2,325,061,124	2,689,438,139
End of period (including undistributed (distributions in excess of) net investment income of $49 and $(656), respectively)	$2,358,418,774	$2,325,061,124
1	Represents less than $1.00.
See Notes which are an integral part of the Financial Statements
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26

Notes to Financial Statements
January 31, 2016
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
Effective June 2, 2015, the Fund began offering Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Cash II Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Cash II Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
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27

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, were as follows:
Net investment income*	$127,375
Net realized gain on investments	$965,653
Net increase in net assets resulting from operations	$1,093,028
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment
Semi-Annual Shareholder Report
28

income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of total fund expense waivers and reimbursements of $4,159,779 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Wealth Shares	$8,039	$(323)	$—
Service Shares	5,793	(171)	—
Cash II Shares	30,241	—	(29,648)
Cash Series Shares	85,225	—	(83,793)
Capital Shares	3,523	(12)	—
TOTAL	$132,821	$(506)	$(113,441)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This wavier can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$910,680	$(3,843)	$(906,837)
Cash II Shares	74,121	—	$(74,121)
Cash Series Shares	209,481	—	(209,481)
Capital Shares	225,257	(384)	(224,873)
TOTAL	$1,419,539	$(4,227)	$(1,415,312)
For the six months ended January 31, 2016, the Fund's Wealth Shares did not incur other service fees. For the six months ended January 31, 2016, the Fund's Investment Shares and Trust Shares incurred other service fees less than $1.00.
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Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	—	$—	100	$100

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	1,310,837,548	$1,310,837,548	2,308,938,210	$2,308,938,210
Shares issued to shareholders in payment of distributions declared	181,233	181,233	75,697	75,697
Shares redeemed	(1,419,583,042)	(1,419,583,042)	(2,514,211,481)	(2,514,211,481)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(108,564,261)	$(108,564,261)	(205,197,574)	$(205,197,574)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	666,978,159	$666,978,159	1,462,779,997	$1,462,779,997
Shares issued to shareholders in payment of distributions declared	320,108	320,108	100,768	100,768
Shares redeemed	(725,360,729)	(725,360,729)	(1,484,803,458)	(1,484,803,458)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(58,062,462)	$(58,062,462)	(21,922,693)	$(21,922,693)
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	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	47,751,209	$47,751,209	16,794,384	$16,794,384
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	117,641,559	117,641,559	—	—
Shares issued to shareholders in payment of distributions declared	15,651	15,651	43	43
Shares redeemed	(35,100,302)	(35,100,302)	(1,048,670)	(1,048,670)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	130,308,117	$130,308,117	15,745,757	$15,745,757

	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	311,128,207	$311,128,207	107,249,585	$107,249,585
Shares issued to shareholders in payment of distributions declared	114,289	114,289	470	470
Shares redeemed	(190,754,471)	(190,754,471)	(12,761,101)	(12,761,101)
NET CHANGE RESULTING FROM CASH SERIES SHARES TRANSACTIONS	120,488,025	$120,488,025	94,488,954	$94,488,954

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	230,941,691	$230,941,691	872,142,444	$872,142,444
Shares issued to shareholders in payment of distributions declared	193,182	193,182	70,589	70,589
Shares redeemed	(281,633,926)	(281,633,926)	(1,120,225,787)	(1,120,225,787)
NET CHANGE RESULTING FROM CAPITAL SHARES TRANSACTIONS	(50,499,053)	$(50,499,053)	(248,012,754)	$(248,012,754)
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	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	100	$100
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	—	$—	100	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	33,670,366	$33,670,366	(364,898,110)	$(364,898,110)
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily waived $2,019,767 of its fee and voluntarily reimbursed $506 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$103,769	$(103,769)
Cash Series Shares	502,756	(502,756)
TOTAL	$606,525	$(606,525)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, the Fund's Investment Shares and Trust Shares incurred a distribution services fee less than $1.00.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $4,228 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS, FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.05%, 0.31% and 0.61% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares); or (b) the date of the
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Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $533,625,000 and $908,790,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual	$1,000	$1,000.50	$0.70
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.50	$0.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Automated	PTAXX
R	PTRXX
Wealth	PCOXX
Service	PRCXX
Cash II	PCDXX
Cash Series	PTSXX
Capital	PCCXX
Trust	PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	37.5%
Commercial Paper and Notes	30.2%
Variable Rate Instruments	7.8%
Other Repurchase Agreements and Repurchase Agreements	24.5%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.2%[5]
8-30 Days	15.8%
31-90 Days	26.7%
91-180 Days	12.1%
181 Days or more	0.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, a bank note, commercial paper, corporate bonds, corporate notes and sovereign.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.01%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 19.2% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$212,657	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	$212,657
		BANK NOTE—0.6%
		Finance - Banking—0.6%
120,000,000		Bank of America N.A., 0.680%, 5/18/2016	120,000,000
		CERTIFICATES OF DEPOSIT—34.9%
		Finance - Banking—34.9%
25,000,000	[3]	BMO Harris Bank, N.A., 0.638%, 2/3/2016	25,000,000
30,000,000		BNP Paribas SA, 0.300%, 2/10/2016	30,000,000
34,000,000	[3]	Bank of Montreal, 0.554%, 2/12/2016	34,000,000
45,000,000	[3]	Bank of Montreal, 0.557%, 3/1/2016	45,000,000
100,000,000	[3]	Bank of Montreal, 0.568%, 2/29/2016	100,000,000
164,000,000	[3]	Bank of Montreal, 0.576%, 2/18/2016	164,000,000
60,000,000	[3]	Bank of Montreal, 0.587%, 2/23/2016	60,000,000
150,000,000	[3]	Bank of Nova Scotia, Toronto, 0.462%, 2/16/2016	150,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.526%, 3/2/2016	100,000,000
100,000,000	[3]	Bank of Nova Scotia, Toronto, 0.588%, 2/3/2016	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.870%, 7/8/2016	100,000,000
185,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390% - 0.400%, 2/8/2016 - 3/1/2016	185,000,000
100,000,000	[3]	Canadian Imperial Bank of Commerce, 0.724%, 2/11/2016	100,000,000
105,000,000		Canadian Imperial Bank of Commerce, 0.840%, 7/7/2016	105,000,000
300,000,000		Citibank NA, New York, 0.510%, 4/11/2016	300,000,000
350,000,000		Credit Agricole Corporate and Investment Bank, 0.380% - 0.520%, 2/4/2016 - 3/24/2016	350,000,000
500,000,000		Credit Industriel et Commercial, 0.370%, 2/3/2016	500,000,000
400,000,000		DNB Bank ASA, 0.350%, 2/2/2016	400,000,000
959,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.390% - 0.680%, 2/2/2016 - 6/6/2016	959,000,000
200,000,000	[3]	Mizuho Bank Ltd., 0.626%, 2/16/2016	200,013,514
35,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.626%, 2/18/2016	35,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 2/8/2016	25,000,000
26,000,000	[3]	Royal Bank of Canada, Montreal, 0.544%, 2/12/2016	26,000,000
5,000,000	[3]	Royal Bank of Canada, Montreal, 0.547%, 2/23/2016	5,000,000
103,000,000	[3]	Royal Bank of Canada, Montreal, 0.707%, 4/11/2016	103,000,000
345,000,000	[3]	Royal Bank of Canada, Montreal, 0.772%, 4/4/2016	345,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$10,000,000	[3]	Royal Bank of Canada, Montreal, 0.874%, 4/14/2016	$10,000,000
499,000,000		Standard Chartered Bank PLC, 0.380% - 0.650%, 2/11/2016 - 5/4/2016	499,000,000
605,000,000		Sumitomo Mitsui Banking Corp., 0.350% - 0.480%, 2/2/2016 - 3/24/2016	605,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	250,004,673
50,000,000	[3]	Toronto Dominion Bank, 0.386%, 2/12/2016	50,000,000
77,500,000		Toronto Dominion Bank, 0.430% - 0.830%, 2/23/2016 - 8/8/2016	77,501,055
38,000,000	[3]	Toronto Dominion Bank, 0.573%, 2/8/2016	38,000,000
115,000,000	[3]	Toronto Dominion Bank, 0.575%, 2/22/2016	115,000,000
115,000,000	[3]	Toronto Dominion Bank, 0.652%, 4/15/2016	115,000,000
150,000,000	[3]	Toronto Dominion Bank, 0.668%, 2/4/2016	150,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.774%, 2/16/2016	100,000,000
100,000,000	[3]	Toronto Dominion Bank, 0.778%, 2/4/2016	100,000,000
84,000,000	[3]	Wells Fargo Bank, N.A., 0.614%, 2/9/2016	83,998,360
75,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	75,000,000
		TOTAL CERTIFICATES OF DEPOSIT	6,814,517,602
		COMMERCIAL PAPER—26.2%[4]
		Finance - Banking—21.2%
95,180,000	[1,2]	Antalis S.A., 0.450%, 2/5/2016	95,175,241
120,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.778%, 6/6/2016	119,674,500
400,000,000	[1,2]	BNP Paribas SA, 0.390% - 0.581%, 2/2/2016 - 3/15/2016	399,859,278
55,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.400% - 0.401%, 2/3/2016	54,998,778
70,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.854%, 7/25/2016	69,710,764
175,000,000	[1,2,3]	Commonwealth Bank of Australia, 0.588%, 2/1/2016	175,000,000
10,000,000	[1,2,3]	Commonwealth Bank of Australia, 0.606%, 2/16/2016	10,000,000
125,000,000	[1,2,3]	Commonwealth Bank of Australia, 0.608%, 2/8/2016	125,000,000
142,000,000	[1,2]	Gotham Funding Corp., 0.520%, 3/11/2016 - 3/23/2016	141,905,129
50,000,000	[1,2,3]	HSBC USA, Inc., 0.678%, 2/2/2016	50,000,000
100,000,000	[1,2,3]	HSBC USA, Inc., 0.774%, 2/11/2016	100,000,000
235,000,000	[1,2]	HSBC USA, Inc., 0.854% - 0.874%, 6/27/2016 - 7/12/2016	234,137,912
202,000,000		ING (U.S.) Funding LLC, 0.360%, 2/1/2016	202,000,000
330,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501% - 0.854%, 3/18/2016 - 7/15/2016	329,114,306
15,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.624%, 2/9/2016	15,000,000
30,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.626%, 2/3/2016	30,000,000
15,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.626%, 2/16/2016	15,000,000
135,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.685%, 2/22/2016	135,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$110,000,000	[1,2,3]	J.P. Morgan Securities LLC, 0.687%, 2/29/2016	$110,000,000
50,000,000	[3]	J.P. Morgan Securities LLC, 0.738%, 2/29/2016	50,000,000
200,000,000	[1,2]	LMA-Americas LLC, 0.450% - 0.550%, 2/5/2016 - 3/4/2016	199,960,417
20,000,000		Malayan Banking Berhad, New York—CPLOC, (Wells Fargo Bank, N.A. LOC), 0.440%, 2/8/2016	19,998,289
150,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.500%, 2/12/2016	149,977,083
105,000,000	[1,2]	Matchpoint Finance PLC, 0.420% - 0.651%, 3/1/2016 - 3/11/2016	104,933,379
150,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.651%, 3/18/2016	149,875,417
529,250,000	[1,2]	Nationwide Building Society, 0.400% - 0.651%, 2/12/2016 - 4/4/2016	528,997,872
175,000,000		Standard Chartered Bank PLC, 0.391%, 2/4/2016	174,994,312
200,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.450%, 2/22/2016	199,947,500
150,000,000	[1,2,3]	Westpac Banking Corp. Ltd., Sydney, 0.588%, 2/2/2016	150,000,000
		TOTAL	4,140,260,177
		Finance - Commercial—0.1%
12,000,000	[1,2]	CIESCO, LLC, 0.480%, 2/10/2016	11,998,560
		Finance - Retail—2.8%
75,000,000	[1,2]	Barton Capital S.A., 0.420%, 2/2/2016	74,999,125
136,000,000	[1,2]	CAFCO, LLC, 0.450% - 0.501%, 2/1/2016 - 2/11/2016	135,985,978
20,000,000	[1,2]	CRC Funding, LLC, 0.451%, 2/2/2016	19,999,750
35,000,000	[1,2]	Chariot Funding LLC, 0.420% - 0.500%, 2/16/2016 - 2/22/2016	34,992,708
125,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.421% - 0.854%, 2/16/2016 - 7/7/2016	124,624,931
170,000,000	[1,2]	Starbird Funding Corp., 0.330% - 0.631%, 2/2/2016 - 5/2/2016	169,812,858
		TOTAL	560,415,350
		Finance - Securities—0.5%
100,000,000	[1,2]	Anglesea Funding LLC, 0.651%, 4/25/2016	99,848,334
		Sovereign—1.6%
250,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.461%, 3/17/2016	249,856,250
60,000,000	[1,2,3]	Erste Abwicklungsanstalt, 0.588%, 2/1/2016	60,000,000
		TOTAL	309,856,250
		TOTAL COMMERCIAL PAPER	5,122,378,671
		CORPORATE BONDS—2.1%
		Finance - Banking—0.1%
3,775,000		Australia & New Zealand Banking Group, Melbourne, 0.900%, 2/12/2016	3,775,381
6,975,000		BNP Paribas SA, 3.600%, 2/23/2016	6,987,076
5,112,000	[3]	Bank of Montreal, 1.142%, 4/15/2016	5,121,672
		TOTAL	15,884,129
Semi-Annual Shareholder Report
4

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—1.9%
$385,771,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	$386,058,519
4,000,000	[3]	General Electric Capital Corp., 1.271%, 4/12/2016	4,009,473
		TOTAL	390,067,992
		Insurance—0.1%
10,000,000	[1,2,3]	Metropolitan Life Global Funding I, 0.723%, 3/23/2016	10,003,394
		TOTAL CORPORATE BONDS	415,955,515
		CORPORATE NOTES—0.8%
		Finance - Banking—0.5%
84,310,000	[1,2]	ANZ New Zealand National (Int'l) Ltd., 1.125%, 3/24/2016	84,378,768
		Insurance—0.3%
34,550,000	[1,2,3]	Metropolitan Life Global Funding I, 0.824%, 4/14/2016	34,570,974
27,010,000	[1,2,3]	Metropolitan Life Global Funding I, 1.152%, 4/15/2016	27,067,440
		TOTAL	61,638,414
		TOTAL CORPORATE NOTES	146,017,182
		NOTES - VARIABLE—7.8%[3]
		Aerospace/Auto—2.9%
165,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.454%, 2/5/2016	165,000,000
125,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	125,000,000
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	15,000,000
23,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	23,000,000
130,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.732%, 4/6/2016	130,000,000
80,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.632%, 4/15/2016	80,000,000
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.817%, 4/7/2016	25,000,000
		TOTAL	563,000,000
		Finance - Banking—3.2%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.470%, 2/4/2016	2,000,000
2,965,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 0.700%, 2/4/2016	2,965,000
15,470,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.300%, 2/4/2016	15,470,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 2/17/2016	20,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.568%, 3/16/2016	$5,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.575%, 2/29/2016	50,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.576%, 2/26/2016	40,000,000
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.641%, 2/29/2016	5,000,000
8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (MUFG Union Bank, N.A. LOC), 0.420%, 2/4/2016	8,235,000
8,325,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.410%, 2/4/2016	8,325,000
5,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2016	5,300,000
6,750,000		Connecticut Health and Educational Facilities Authority, (Series D Griffin Hospital), (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	6,750,000
36,915,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	36,915,000
10,000,000		Fiore Capital LLC, (Series 2005-A), (Wells Fargo Bank, N.A. LOC), 0.280%, 2/4/2016	10,000,000
6,125,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 0.300%, 2/4/2016	6,125,000
4,440,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.470%, 2/4/2016	4,440,000
6,565,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	6,565,000
17,235,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	17,235,000
50,000,000		JPMorgan Chase Bank, N.A., 0.612%, 3/7/2016	50,000,000
1,725,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.380%, 2/3/2016	1,725,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/4/2016	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.380%, 2/4/2016	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.350%, 2/4/2016	25,000,000
10,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.320%, 2/4/2016	10,000,000
1,790,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.350%, 2/4/2016	1,790,000
3,205,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.380%, 2/4/2016	3,205,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, Series 2008, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	$19,670,000
4,500,000		PCP Investors, LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	4,500,000
4,730,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.350%, 2/3/2016	4,730,000
2,525,000		Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2016	2,525,000
11,935,000		RBS Insurance Trust, (Series 2015), (BOKF, N.A. LOC), 0.410%, 2/4/2016	11,935,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 0.410%, 2/4/2016	15,000,000
13,425,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	13,425,000
7,085,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.410%, 2/4/2016	7,085,000
2,210,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.470%, 2/5/2016	2,210,000
10,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	10,825,000
94,700,000		Toronto Dominion Bank, Sr. Unsecured, 0.937%, 3/9/2016	94,880,699
7,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2016	7,800,000
50,000,000		Wells Fargo Bank, N.A., 0.740%, 3/21/2016	50,000,000
25,000,000		Wells Fargo Bank, N.A., 0.766%, 3/22/2016	25,000,000
1,980,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.390%, 2/3/2016	1,980,000
		TOTAL	638,810,699
		Finance - Commercial—1.2%
90,000,000	[1,2]	Fairway Finance Co. LLC, 0.588%, 2/3/2016	90,000,000
122,800,000		General Electric Capital Corp., Sr. Unsecured, 0.770%, 3/21/2016	122,868,668
6,300,000	[1,2]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.490%, 2/4/2016	6,300,000
11,730,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.420%, 2/4/2016	11,730,000
		TOTAL	230,898,668
		Finance - Retail—0.1%
10,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.654%, 2/16/2016	10,000,000
		Government Agency—0.4%
395,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.400%, 2/4/2016	395,000
19,840,000		Capital Trust Agency, FL, (FNMA LOC), 0.390%, 2/4/2016	19,840,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	NOTES - VARIABLE—continued[3]
	Government Agency—continued
$5,800,000	Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.410%, 2/4/2016	$5,800,000
4,860,000	Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.280%, 2/4/2016	4,860,000
868,000	Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.400%, 2/4/2016	868,000
1,070,000	Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.630%, 2/4/2016	1,070,000
7,450,000	Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.390%, 2/4/2016	7,450,000
31,245,000	Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 0.390%, 2/4/2016	31,245,000
3,865,000	Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.250%, 2/4/2016	3,865,000
	TOTAL	75,393,000
	TOTAL NOTES—VARIABLE	1,518,102,367
	SOVEREIGN—0.5%
	Sovereign—0.5%
100,000,000	International Bank for Reconstruction & Development (World Bank), 0.000%, 2/10/2016	99,987,500
	TIME DEPOSIT—2.6%
	Finance - Banking—2.6%
500,000,000	DNB Bank ASA, 0.270%, 2/1/2016	500,000,000
	OTHER REPURCHASE AGREEMENTS—12.2%
	Finance - Banking—12.2%
95,000,000	BMO Capital Markets Corp., 0.375%, 2/1/2016, interest in a $120,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $120,003,700, in which corporate bonds and medium term notes with a market value of $122,403,966 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
60,000,000	BNP Paribas Securities Corp., 1.20%, 6/3/2016, interest in a $200,000,000 collateralized loan agreement dated 12/9/2015, will repurchase securities provided as collateral for $201,180,000, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, municipal bonds and mutual fund securities with a market value of $204,054,990 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$732,000,000	Credit Suisse Securities (USA) LLC, 0.520% - 1.020%, 2/1/2016 - 3/29/2016, interest in a $1,855,000,000 collateralized loan agreement dated 12/8/2015 - 1/29/2016, will repurchase securities provided as collateral for $1,856,753,140, in which collateralized mortgage obligations, asset-backed securities and commercial paper with a market value of $1,892,930,052 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$732,000,000
80,000,000	HSBC Securities (USA), Inc., 0.477%, 2/1/2016, interest in a $170,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $170,006,658, in which corporate bonds and medium-term notes with a market value of $173,403,244 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
180,000,000	JPMorgan Securities LLC, 0.446% - 1.170%, 2/17/2016 - 7/19/2016, interest in a $925,000,000 collateralized loan agreement dated 11/17/2015 – 1/21/2016, will repurchase securities provided as collateral for $927,476,306, in which asset-backed securities and collateralized mortgage obligations with a market value of $944,153,531 have been received as collateral and held with JPMorgan Chase as tri-party agent.	180,000,000
550,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 2/5/2016 - 2/23/2016, interest in a $650,000,000 collateralized loan agreement dated 1/6/2016 – 1/19/2016, will repurchase securities provided as collateral for $650,280,667, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds, commercial paper, convertible bonds, exchange-traded funds and U.S. Government Agency securities with a market value of $663,454,517 have been received as collateral and held with JPMorgan Chase as tri-party agent.	550,000,000
195,000,000	RBC Capital Markets, LLC, 0.527% - 1.237%, 2/22/2016 - 4/7/2016, interest in a $600,000,000 collateralized loan agreement dated 9/17/2015 – 1/19/2016, will repurchase securities provided as collateral for $601,062,333, in which corporate bonds, medium term notes, asset-backed securities and U.S. Government Agency securities with a market value of $613,126,825 have been received as collateral and held with BNY Mellon as tri-party agent.	195,000,000
490,000,000	Wells Fargo Securities LLC, 0.679% - 0.842%, 4/4/2016 - 4/26/2016, interest in a $1,195,000,000 collateralized loan agreement dated 1/4/2016 - 1/27/2016, will repurchase securities provided as collateral for $1,197,181,431, in which corporate bonds, collateralized mortgage obligations, common stocks, exchange-traded funds and asset-backed securities with a market value of $1,219,392,827 have been received as collateral and held with BNY Mellon as tri-party agent.	490,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	2,382,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—12.3%
	Finance - Banking—12.3%
$796,879,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	$796,879,000
400,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,075,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,563,456,027.	400,000,000
1,200,000,000	Interest in $1,730,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,730,051,900 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $1,772,144,743.	1,200,000,000
	TOTAL REPURCHASE AGREEMENTS	2,396,879,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	19,516,050,494
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,418,999
	TOTAL NET ASSETS—100%	$19,517,469,493
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $5,400,709,044, which represented 27.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $5,400,709,044, which represented 27.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Semi-Annual Shareholder Report
10

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.43%[5]	0.30%[5]
Net investment income	0.01%[5]	0.02%[5]
Expense waiver/reimbursement[6]	0.22%[5]	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,092,449	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.48%[5]	0.31%[5]
Net investment income	0.01%[5]	0.02%[5]
Expense waiver/reimbursement[6]	0.77%[5]	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$226,337	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.001	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.05%	0.03%	0.10%	0.18%	0.18%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.15%[3]	0.05%	0.03%	0.10%	0.18%	0.17%
Expense waiver/reimbursement[4]	0.09%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,762,536	$10,562,802	$10,709,538	$16,653,985	$19,275,552	$21,021,890
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.24%	0.22%	0.30%	0.37%
Net investment income	0.02%[3]	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.21%[3]	0.30%	0.31%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,100,545	$1,959,603	$1,032,001	$1,058,246	$949,905
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.43%[5]	0.30%[5]
Net investment income	0.01%[5]	0.02%[5]
Expense waiver/reimbursement[6]	0.57%[5]	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,600,391	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.39%[5]	0.30%[5]
Net investment income	0.01%[5]	0.02%[5]
Expense waiver/reimbursement[6]	0.86%[5]	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$472,385	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.01%	0.01%	0.02%	0.08%	0.08%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.24%	0.22%	0.28%	0.30%	0.30%
Net investment income	0.06%[3]	0.01%	0.01%	0.02%	0.08%	0.07%
Expense waiver/reimbursement[4]	0.10%[3]	0.15%	0.17%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,137,594	$2,139,131	$2,616,257	$2,883,158	$2,655,471	$1,630,823
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.47%[5]	0.30%[5]
Net investment income	0.01%[5]	0.02%[5]
Expense waiver/reimbursement[6]	0.34%[5]	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$125,231	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$4,778,879,000
Investment in securities	14,737,171,494
Total investment in securities, at amortized cost and fair value		$19,516,050,494
Income receivable		6,550,301
Receivable for shares sold		4,626,332
TOTAL ASSETS		19,527,227,127
Liabilities:
Payable for shares redeemed	$5,735,471
Bank overdraft	38,902
Income distribution payable	1,922,291
Payable to adviser (Note 4)	163,452
Payable for transfer agent fee	608,590
Payable for distribution services fee (Note 4)	411,105
Payable for other service fees (Note 4)	841,466
Accrued expenses (Note 4)	36,357
TOTAL LIABILITIES		9,757,634
Net assets for 19,517,458,581 shares outstanding		$19,517,469,493
Net Assets Consist of:
Paid-in capital		$19,517,449,666
Accumulated net realized gain on investments		8,631
Undistributed net investment income		11,196
TOTAL NET ASSETS		$19,517,469,493
Semi-Annual Shareholder Report
20

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,092,449,331 ÷ 1,092,440,556 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$226,337,334 ÷ 226,335,331 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$11,762,535,569 ÷ 11,762,537,488 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,100,545,467 ÷ 2,100,545,890 shares outstanding), no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,600,391,293 ÷ 1,600,389,964 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$472,385,104 ÷ 472,384,858 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,137,594,223 ÷ 2,137,594,752 shares oustanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$125,231,172 ÷ 125,229,742 shares oustanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$30,422,886
Expenses:
Investment adviser fee (Note 4)		$16,685,469
Administrative fee (Note 4)		6,528,031
Custodian fees		369,598
Transfer agent fee (Note 2)		1,244,233
Directors'/Trustees' fees (Note 4)		54,745
Auditing fees		10,864
Legal fees		4,514
Portfolio accounting fees		131,315
Distribution services fee (Note 4)		2,042,549
Other service fees (Notes 2 and 4)		5,397,338
Share registration costs		113,255
Printing and postage		116,308
Miscellaneous (Note 4)		219,522
TOTAL EXPENSES		32,917,741
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(7,537,693)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(4,229,976)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,767,669)
Net expenses			21,150,072
Net investment income			9,272,814
Net realized gain on investments			23,156
Change in net assets resulting from operations			$9,295,970
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,272,814	$5,403,569
Net realized gain on investments	23,156	122,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,295,970	5,525,704
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(18,603)	(339)
Class R Shares	(3,035)	—
Wealth Shares	(8,344,140)	(4,960,497)
Service Shares	(208,178)	(198,860)
Cash II Shares	(29,691)	(510)
Cash Series Shares	(13,310)	(28)
Capital Shares	(638,495)	(247,682)
Trust Shares	(2,058)	—
Distributions from net realized gain on investments
Automated Shares	(1,065)	—
Wealth Shares	(95,590)	(35,252)
Service Shares	(17,277)	(3,511)
Cash II Shares	(1,883)	—
Cash Series Shares	(486)	—
Capital Shares	(19,348)	(8,694)
Trust Shares	(12)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,393,171)	(5,455,373)
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Share Transactions:
Proceeds from sale of shares	$33,891,023,139	$62,933,033,744
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	1,162,877,938	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	1,311,258,109	—
Net asset value of shares issued to shareholders in payment of distributions declared	4,225,941	2,747,919
Cost of shares redeemed	(31,857,354,993)	(62,288,111,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,512,030,134	647,670,061
Change in net assets	4,511,932,933	647,740,392
Net Assets:
Beginning of period	15,005,536,560	14,357,796,168
End of period (including undistributed (distributions in excess of) net investment income of $11,196 and $(4,108), respectively)	$19,517,469,493	$15,005,536,560
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
Effective June 2, 2015, the Fund began offering Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds' Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
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The Fund received net assets from the Acquired Funds as the result of the tax-free reorganizations as follows:
Shares of the Fund Issued to shareholders of Automated Cash Management Trust	Shares of the Fund Issued to shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, are as follows:
Net investment income*	$9,426,975
Net realized gain on investments	$166,091
Net increase in net assets resulting from operations	$9,593,066
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Funds that have been included in the Fund's Statement of Operations as of January 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the
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current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated
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Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $11,767,669 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$232,999	$(4,876)
Class R	62,065	(531)
Wealth Shares	333,147	(713)
Service Shares	64,969	(16)
Cash II Shares	334,584	(8,214)
Cash Series Shares	146,444	(4,328)
Capital Shares	66,771	(5)
Trust Shares	3,254	—
TOTAL	$1,244,233	$(18,683)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense
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Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees, this wavier can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$517,902	$(29,121)	$(234,548)
Class R	75,282	—	(75,282)
Service Shares	2,569,452	(251,458)	(939,206)
Cash II Shares	744,755	—	(744,755)
Cash Series Shares	332,386	—	(332,386)
Capital Shares	1,105,976	(23,795)	(52,331)
Trust Shares	51,585	(1,893)	(43,141)
TOTAL	$5,397,338	$(306,267)	$(2,421,649)
For the six months ended January 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	538,737,285	$538,737,285	129,726,776	$129,726,776
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	774,699,768	774,707,550	—	—
Shares issued to shareholders in payment of distributions declared	18,530	18,530	336	336
Shares redeemed	(342,737,428)	(342,737,428)	(8,004,711)	(8,004,711)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	970,718,155	$970,725,937	121,722,401	$121,722,401
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	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	36,723,200	$36,723,200	100	$100
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	220,182,634	220,184,401	—	—
Shares issued to shareholders in payment of distributions declared	3,012	3,012	—	—
Shares redeemed	(30,573,615)	(30,573,615)	—	—
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	226,335,231	$226,336,998	100	$100

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	27,596,798,945	$27,596,798,945	52,227,487,963	$52,227,487,963
Shares issued to shareholders in payment of distributions declared	3,890,715	$3,890,715	2,564,232	2,564,232
Shares redeemed	(26,400,885,760)	(26,400,885,760)	(52,376,837,261)	(52,376,837,261)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,199,803,900	$1,199,803,900	(146,785,066)	$(146,785,066)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,752,843,243	$1,752,843,243	4,416,496,263	$4,416,496,263
Shares issued to shareholders in payment of distributions declared	151,886	151,886	139,901	139,901
Shares redeemed	(1,612,040,765)	(1,612,040,765)	(3,489,045,978)	(3,489,045,978)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	140,954,364	$140,954,364	927,590,186	$927,590,186
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	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	484,469,819	$484,469,819	224,797,335	$224,797,335
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	1,311,258,122	1,311,258,109	—	—
Shares issued to shareholders in payment of distributions declared	31,370	31,370	495	495
Shares redeemed	(406,661,827)	(406,661,827)	(13,505,350)	(13,505,350)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	1,389,097,484	$1,389,097,471	211,292,480	$211,292,480

	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	570,136,194	$570,136,194	10,686,069	$10,686,069
Shares issued to shareholders in payment of distributions declared	13,786	13,786	28	28
Shares redeemed	(107,499,401)	(107,499,401)	(951,818)	(951,818)
NET CHANGE RESULTING FROM CASH SERIES SHARES TRANSACTIONS	462,650,579	$462,650,579	9,734,279	$9,734,279

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,872,226,865	$2,872,226,865	5,922,587,584	$5,922,587,584
Shares issued to shareholders in payment of distributions declared	115,155	115,155	42,927	42,927
Shares redeemed	(2,873,863,163)	(2,873,863,163)	(6,399,763,851)	(6,399,763,851)
NET CHANGE RESULTING FROM CAPITAL SHARES TRANSACTIONS	(1,521,143)	$(1,521,143)	(477,133,340)	$(477,133,340)
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	Six Months Ended 1/31/2016		Period Ended[1] 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	39,087,588	$39,087,588	1,251,654	$1,251,654
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	167,984,680	167,985,987	—	—
Shares issued to shareholders in payment of distributions declared	1,487	1,487	—	—
Shares redeemed	(83,093,034)	(83,093,034)	(2,633)	(2,633)
NET CHANGE RESULTING FROM TRUST SHARES TRANSACTIONS	123,980,721	$123,982,028	1,249,021	$1,249,021
NET CHANGE RESULTING FROM TOTAL FUND SHARES TRANSACTIONS	4,512,019,291	$4,512,030,134	647,670,061	$647,670,061
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2016, the Adviser voluntarily waived $7,537,693 of its fee and voluntarily reimbursed $18,683 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Class R Shares	$150,565	$(110,038)	$(15,056)
Cash II Shares	1,042,656	(669,760)	—
Cash Series Shares	797,727	(551,216)	(132,955)
Trust Shares	51,601	(4,352)	—
TOTAL	$2,042,549	$(1,335,366)	$(148,011)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $306,267 of the other service fees disclosed in Note 2. A financial intermediary affiliated with management of Federated Investors, Inc. received $7,306 of other service fees for the six months ended January 31, 2016. For the six months ended January 31, 2016 FSSC retained $3,689 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. The total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed
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0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017, with respect to Automated Shares, Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
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Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$2.16[2]
Class R Shares	$1,000	$1,000.10	$2.41[3]
Wealth Shares	$1,000	$1,000.80	$1.06
Service Shares	$1,000	$1,000.10	$1.71[4]
Cash II Shares	$1,000	$1,000.10	$2.16[5]
Cash Series Shares	$1,000	$1,000.10	$1.96[6]
Capital Shares	$1,000	$1,000.30	$1.51
Trust Shares	$1,000	$1,000.10	$2.36[7]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.97	$2.19[2]
Class R Shares	$1,000	$1,022.72	$2.44[3]
Wealth Shares	$1,000	$1,024.08	$1.07
Service Shares	$1,000	$1,023.43	$1.73[4]
Cash II Shares	$1,000	$1,022.97	$2.19[5]
Cash Series Shares	$1,000	$1,023.18	$1.98[6]
Capital Shares	$1,000	$1,023.63	$1.53
Trust Shares	$1,000	$1,022.77	$2.39[7]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.43%
Class R Shares	0.48%
Wealth Shares	0.21%
Service Shares	0.34%
Cash II Shares	0.43%
Cash Series Shares	0.39%
Capital Shares	0.30%
Trust Shares	0.47%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
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3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.78 and $5.84, respectively.
4	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.52 and $4.57, respectively.
6	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively.
7	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
Semi-Annual Shareholder Report
39

Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report
40

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
41

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
43

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
45

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
47

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	37.2%
Variable Rate Instruments	24.7%
Commercial Paper and Notes	17.3%
Other Repurchase Agreements and Repurchase Agreements	20.8%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.8%[5]
8-30 Days	27.6%
31-90 Days	24.0%
91-180 Days	7.3%
181 Days or more	0.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank note, commercial paper and corporate bonds and corporate notes, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 25.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$850,628	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	$850,628
		BANK NOTE—1.1%
		Finance - Banking—1.1%
400,000,000		Bank of America N.A., 0.310% - 0.680%, 2/3/2016 - 5/16/2016	400,000,000
		CERTIFICATES OF DEPOSIT—26.3%
		Finance - Banking—26.3%
895,000,000		BNP Paribas SA, 0.300% - 0.610%, 2/10/2016 - 4/13/2016	895,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.420%, 2/22/2016	250,000,000
981,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390% - 0.500%, 2/8/2016 - 3/4/2016	981,000,000
270,000,000		Canadian Imperial Bank of Commerce, 0.840%, 7/7/2016	270,000,000
300,000,000		Citibank NA, New York, 0.510%, 4/11/2016	300,000,000
830,000,000		Credit Agricole Corporate and Investment Bank, 0.380% - 0.520%, 2/4/2016 - 3/24/2016	830,000,000
325,000,000		Credit Suisse AG, 0.450% - 0.620%, 3/3/2016 - 4/11/2016	325,003,871
300,000,000		DNB Bank ASA, 0.350%, 2/2/2016	300,000,000
1,818,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.400% - 0.640%, 2/8/2016 - 3/30/2016	1,817,971,033
50,000,000		Mizuho Bank Ltd., 0.500%, 3/16/2016	50,002,420
800,000,000		Standard Chartered Bank PLC, 0.380% - 0.650%, 2/11/2016 - 4/1/2016	800,000,000
1,255,000,000		Sumitomo Mitsui Banking Corp., 0.350% - 0.480%, 2/5/2016 - 3/15/2016	1,255,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.730%, 6/15/2016	300,005,608
565,000,000		Toronto Dominion Bank, 0.750% - 0.830%, 6/20/2016 - 8/8/2016	565,000,000
275,000,000		Toronto Dominion Bank, 0.774%, 2/16/2016	275,000,000
75,000,000		Toronto Dominion Bank, 0.775%, 4/21/2016	75,000,000
30,000,000		Wells Fargo Bank, N.A., 0.850%, 7/11/2016	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	9,318,982,932
		COMMERCIAL PAPER—14.7%[3]
		Finance - Banking—11.8%
20,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.401%, 2/3/2016	19,999,556
215,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.481% - 0.854%, 4/25/2016 - 7/14/2016	214,349,590
425,000,000	[1,2]	Gotham Funding Corp., 0.520% - 0.530%, 2/19/2016 - 3/15/2016	424,812,535
399,000,000	[1,2]	HSBC USA, Inc., 0.854% - 0.874%, 6/27/2016 - 7/12/2016	397,555,575
1,148,900,000		ING (U.S.) Funding LLC, 0.360% - 0.611%, 2/2/2016 - 4/13/2016	1,148,049,620
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$419,600,000	[1,2]	J.P. Morgan Securities LLC, 0.501% - 0.854%, 3/18/2016 - 7/15/2016	$418,320,030
197,000,000	[1,2]	LMA-Americas LLC, 0.450% - 0.550%, 2/5/2016 - 3/9/2016	196,974,231
425,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.500% -0.530%, 2/11/2016 - 3/28/2016	424,833,564
830,000,000	[1,2]	Standard Chartered Bank PLC, 0.391% - 0.641%, 2/22/2016 - 5/6/2016	829,525,103
125,000,000	[1,2]	Sumitomo Mitsui Banking Corp., 0.450%, 2/22/2016	124,967,187
		TOTAL	4,179,387,435
		Finance - Retail—2.7%
30,000,000	[1,2]	CAFCO, LLC, 0.481%, 2/10/2016	29,996,400
15,000,000	[1,2]	CRC Funding, LLC, 0.471%, 2/10/2016	14,998,237
165,000,000	[1,2]	Chariot Funding LLC, 0.401% - 0.854%, 2/4/2016 - 7/7/2016	164,830,055
300,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.401% - 0.854%, 2/1/2016 - 7/8/2016	299,690,764
435,000,000	[1,2]	Starbird Funding Corp., 0.330% - 0.661%, 2/1/2016 - 5/6/2016	434,614,217
		TOTAL	944,129,673
		Finance - Securities—0.2%
75,000,000	[1,2]	Anglesea Funding LLC, 0.651%, 5/6/2016	74,871,354
		TOTAL COMMERCIAL PAPER	5,198,388,462
		CORPORATE BONDS—0.1%
		Finance - Commercial—0.1%
21,500,000		General Electric Capital Corp., 2.950%, 5/9/2016	21,632,473
		CORPORATE NOTES—0.0%
		Insurance—0.0%
2,800,000	[1,2]	New York Life Global Funding, 0.800%, 2/12/2016	2,800,325
3,500,000	[1,2]	New York Life Global Funding, 2.450%, 7/14/2016	3,527,155
		TOTAL CORPORATE NOTES	6,327,480
		NOTES - VARIABLE—24.7%[4]
		Aerospace/Auto—1.4%
135,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.632%, 4/15/2016	135,000,000
370,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.817%, 4/7/2016	370,000,000
		TOTAL	505,000,000
		Finance - Banking—20.7%
150,000,000		BMO Harris Bank, N.A., 0.638%, 2/1/2016	150,000,000
62,500,000		Bank of Montreal, 0.512%, 3/7/2016	62,500,000
150,000,000		Bank of Montreal, 0.548%, 2/2/2016	150,000,000
220,000,000		Bank of Montreal, 0.554%, 2/12/2016	220,000,000
145,000,000		Bank of Montreal, 0.557%, 3/1/2016	145,000,000
200,000,000		Bank of Montreal, 0.568%, 2/29/2016	200,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$165,000,000		Bank of Montreal, 0.587%, 2/23/2016	$165,000,000
100,000,000		Bank of Montreal, 0.594%, 2/16/2016	100,000,000
20,000,000		Bank of Montreal, 0.638%, 2/4/2016	20,001,224
50,000,000		Bank of Montreal, 0.638%, 2/4/2016	50,003,061
25,000,000		Bank of Montreal, 0.664%, 2/12/2016	25,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.444%, 2/9/2016	150,000,000
15,000,000		Bank of Nova Scotia, Toronto, 0.462%, 2/16/2016	15,000,000
215,000,000		Bank of Nova Scotia, Toronto, 0.464%, 2/17/2016	215,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.522%, 2/26/2016	250,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.526%, 3/2/2016	200,000,000
175,000,000		Bank of Nova Scotia, Toronto, 0.588%, 2/3/2016	175,000,000
80,000,000		Bank of Nova Scotia, Toronto, 0.678%, 2/1/2016	80,000,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 2/17/2016	20,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.566%, 2/22/2016	40,000,000
27,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.573%, 2/8/2016	27,000,000
75,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.573%, 2/8/2016	75,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.574%, 2/12/2016	100,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.575%, 2/29/2016	50,000,000
60,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.576%, 2/26/2016	60,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.577%, 2/5/2016	45,000,000
45,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.620%, 3/21/2016	45,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.633%, 2/2/2016	50,000,000
32,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.638%, 2/1/2016	32,000,000
84,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.642%, 2/8/2016	84,000,000
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.844%, 2/11/2016	20,000,000
225,000,000		Canadian Imperial Bank of Commerce, 0.667%, 2/25/2016	225,000,000
25,000,000		Canadian Imperial Bank of Commerce, 0.678%, 2/3/2016	25,000,000
100,000,000		Canadian Imperial Bank of Commerce, 0.724%, 2/11/2016	100,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$6,970,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	$6,970,000
2,720,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.470%, 2/5/2016	2,720,000
19,865,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	19,865,000
15,690,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.410%, 2/4/2016	15,690,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.380%, 2/3/2016	33,900,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.410%, 2/4/2016	3,000,000
7,550,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	7,550,000
1,110,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	1,110,000
160,000,000		HSBC Bank USA, N.A., 0.598%, 2/1/2016	160,000,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.410%, 2/4/2016	18,085,000
50,000,000		JPMorgan Chase Bank, N.A., 0.612%, 3/7/2016	50,000,000
75,000,000		JPMorgan Securities LLC, 0.518%, 2/25/2016	75,000,000
140,000,000	[1,2]	JPMorgan Securities LLC, 0.624%, 2/9/2016	140,000,000
25,000,000	[1,2]	JPMorgan Securities LLC, 0.626%, 2/3/2016	25,000,000
100,000,000	[1,2]	JPMorgan Securities LLC, 0.626%, 2/16/2016	100,000,000
38,000,000		JPMorgan Securities LLC, 0.666%, 2/16/2016	38,000,000
300,000,000	[1,2]	JPMorgan Securities LLC, 0.685%, 2/22/2016	300,000,000
140,000,000		JPMorgan Securities LLC, 0.738%, 2/29/2016	140,000,000
1,730,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.380%, 2/3/2016	1,730,000
11,075,000		Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.400%, 2/3/2016	11,075,000
600,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2016	600,000
570,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.470%, 2/3/2016	570,000
21,225,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2016	21,225,000
30,000,000		Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.400%, 2/4/2016	30,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.380%, 2/4/2016	25,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$66,000,000	Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.320%, 2/4/2016	$66,000,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.470%, 2/4/2016	10,000,000
5,342,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.380%, 2/4/2016	5,342,000
57,800,000	Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.430%, 2/3/2016	57,800,000
7,190,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.530%, 2/4/2016	7,190,000
5,355,000	Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	5,355,000
110,000,000	Royal Bank of Canada, Montreal, 0.544%, 2/12/2016	110,000,000
73,000,000	Royal Bank of Canada, Montreal, 0.547%, 2/23/2016	73,000,000
225,000,000	Royal Bank of Canada, Montreal, 0.564%, 2/12/2016	225,000,000
25,000,000	Royal Bank of Canada, Montreal, 0.772%, 4/4/2016	25,000,000
13,710,000	Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	13,710,000
29,200,000	Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.380%, 2/4/2016	29,200,000
8,600,000	Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.830%, 2/4/2016	8,600,000
930,000	St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.410%, 2/4/2016	930,000
290,000,000	State Street Bank and Trust Co., 0.624%, 2/11/2016	290,000,000
16,500,000	TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.430%, 2/4/2016	16,500,000
6,460,000	The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.410%, 2/3/2016	6,460,000
7,995,000	The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 0.410%, 2/4/2016	7,995,000
100,000,000	Toronto Dominion Bank, 0.386%, 2/12/2016	100,000,000
325,000,000	Toronto Dominion Bank, 0.573%, 2/8/2016	325,000,000
250,000,000	Toronto Dominion Bank, 0.575%, 2/22/2016	250,000,000
75,000,000	Toronto Dominion Bank, 0.652%, 4/15/2016	75,000,000
15,000,000	Toronto Dominion Bank, 0.668%, 2/4/2016	15,000,000
8,625,000	University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.320%, 2/4/2016	8,625,000
125,500,000	U.S. Bank, N.A., 0.741%, 4/22/2016	125,513,146
112,500,000	Wells Fargo Bank, N.A., 0.566%, 3/2/2016	112,531,934
100,000,000	Wells Fargo Bank, N.A., 0.614%, 2/9/2016	99,998,047
469,000,000	Wells Fargo Bank, N.A., 0.740%, 3/21/2016	469,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$203,000,000		Wells Fargo Bank, N.A., 0.766%, 3/22/2016	$203,000,000
7,150,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.310%, 2/4/2016	7,150,000
		TOTAL	7,346,494,412
		Finance - Commercial—1.4%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.594%, 2/8/2016	50,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.598%, 2/3/2016	50,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.598%, 2/4/2016	75,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.610%, 2/5/2016	74,998,602
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.726%, 2/16/2016	25,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.726%, 2/17/2016	50,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.726%, 2/17/2016	50,000,000
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.785%, 2/16/2016	74,995,947
23,205,000		General Electric Capital Corp., 1.271%, 4/12/2016	23,263,753
9,865,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.420%, 2/4/2016	9,865,000
		TOTAL	483,123,302
		Finance - Retail—0.2%
73,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.654%, 2/16/2016	73,000,000
		Government Agency—0.7%
8,300,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.370%, 2/3/2016	8,300,000
1,000,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	1,000,000
21,200,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.390%, 2/4/2016	21,200,000
34,080,000		Capital Trust Agency, FL, (FNMA LOC), 0.390%, 2/4/2016	34,080,000
28,710,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	28,710,000
5,275,000		Foundation Properties, Inc., (FHLB of Atlanta LOC), 0.480%, 2/4/2016	5,275,000
2,005,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.410%, 2/4/2016	2,005,000
20,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	20,000,000
10,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	10,000,000
8,290,000		Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.470%, 2/4/2016	8,290,000
16,500,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	16,500,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$11,000,000		MB N4P3, LLC, Series 2015 Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	$11,000,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	19,640,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.390%, 2/4/2016	23,820,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.410%, 2/4/2016	7,500,000
12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.370%, 2/3/2016	12,320,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 0.350%, 2/4/2016	6,005,000
7,180,000		St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.390%, 2/4/2016	7,180,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.390%, 2/4/2016	6,040,000
8,750,000		Tack Capital Co., (FHLB of New York LOC), 0.420%, 2/4/2016	8,750,000
		TOTAL	263,815,000
		Insurance—0.1%
5,300,000	[1,2]	Metropolitan Life Global Funding I, 0.824%, 4/14/2016	5,301,360
7,910,000	[1,2]	Metropolitan Life Global Funding I, 1.152%, 4/15/2016	7,924,002
7,600,000	[1,2]	Metropolitan Life Global Funding I, 0.723%, 3/23/2016	7,600,458
5,865,000	[1,2]	New York Life Global Funding, 0.969%, 4/25/2016	5,869,727
		TOTAL	26,695,547
		University—0.2%
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.370%, 2/4/2016	51,000,000
27,000,000		University of California (The Regents of), Series 2011 Z-2, 0.350%, 2/4/2016	27,000,000
		TOTAL	78,000,000
		TOTAL NOTES—VARIABLE	8,776,128,261
		TIME DEPOSITS—10.9%
		Finance - Banking—10.9%
1,500,000,000		Bank of New York Mellon, 0.260%, 2/1/2016	1,500,000,000
746,000,000		Credit Industriel et Commercial, 0.270%, 2/1/2016	746,000,000
1,000,000,000		DNB Bank ASA, 0.270%, 2/1/2016	1,000,000,000
600,000,000		Svenska Handelsbanken, Stockholm, 0.260%, 2/1/2016	600,000,000
		TOTAL TIME DEPOSITS	3,846,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	SOVEREIGN—1.4%
	Sovereign—1.4%
$506,000,000	International Bank for Reconstruction & Development (World Bank), 0.000%, 2/10/2016	$505,936,750
	OTHER REPURCHASE AGREEMENTS—9.3%
	Finance - Banking—9.3%
535,000,000	BNP Paribas Securities Corp., 0.375% - 0.973%, 2/1/2016 - 6/3/2016, interest in a $715,000,000 collateralized loan agreement dated 12/9/2015 – 1/29/2016, will repurchase securities provided as collateral for $716,211,671, in which asset-backed securities, corporate bonds, collateralized mortgage obligations, medium-term notes, municipal bonds and a U.S. Treasury security with a market value of $729,383,550 have been received as collateral and held with BNY Mellon as tri-party agent.	535,000,000
1,020,000,000	Credit Suisse Securities (USA) LLC, 0.375% - 1.034%, 2/1/2016 - 3/29/2016, interest in a $2,055,000,000 collateralized loan agreement dated 12/8/2015 - 1/29/2016, will repurchase securities provided as collateral for $2,056,709,807, in which asset-backedd securities, collateralized mortgage obligations, commercial paper and municipal securities with a market value of $2,096,933,293 have been received as collateral and held with BNY Mellon as tri-party agent.	1,020,000,000
225,000,000	HSBC Securities (USA), Inc., 0.375% - 0.477%, 2/1/2016, interest in a $370,000,000 collateralized loan agreement dated 1/29/2016, will repurchase securities provided as collateral for $370,012,825, in which corporate bonds and medium-term notes with a market value of $377,411,613 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
453,000,000	J.P. Morgan Securities LLC, 0.446% - 1.191%, 2/17/2016 - 7/19/2016, interest in a $925,000,000 collateralized loan agreement dated 11/17/2015 - 1/21/2016, will repurchase securities provided as collateral for $927,476,306, in which asset-backed securities and collateralized mortgage obligations with a market value of $944,153,531 have been received as collateral and held with JPMorgan Chase as tri-party agent.	453,000,000
100,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 2/17/2016, interest in a $200,000,000 collateralized loan agreement dated 1/15/2016, will repurchase securities provided as collateral for $200,088,000, in which asset-backed securities, common stocks, convertible bonds, exchange-traded funds, mutual funds, municipal bonds and preferred stocks with a market value of $204,225,766 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
311,000,000	RBC Capital Markets, LLC, 0.527% - 1.237%, 2/22/2016 - 4/7/2016, interest in a $600,000,000 collateralized loan agreement dated 12/30/2015 – 1/8/2016 – 1/19/2016, will repurchase securities provided as collateral for $601,062,333, in which asset-backed securities, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $613,126,825 have been received as collateral and held with BNY Mellon as tri-party agent.	311,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$645,000,000	Wells Fargo Securities LLC, 0.679% - 0.842%, 4/4/2016 - 4/26/2016, interest in a $1,050,000,000 collateralized loan agreement dated 1/4/2016 - 1/6/2016, will repurchase securities provided as collateral for $1,051,945,458, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $1,071,429,887 have been received as collateral and held with BNY Mellon as tri-party agent.	$645,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,289,000,000
	REPURCHASE AGREEMENTS—11.5%
	Finance - Banking—11.5%
1,850,000,000	Repurchase agreement 0.36%, dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,850,055,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2054 and the market value of those underlying securities was $1,891,720,329.	1,850,000,000
575,887,000	Interest in $4,000,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,113,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $4,080,115,608.	575,887,000
122,392,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	122,392,000
1,180,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,075,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,563,456,027.	1,180,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$330,000,000	Interest in $1,730,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,730,051,900 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $1,772,144,743.	$330,000,000
	TOTAL REPURCHASE AGREEMENTS	4,058,279,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	35,441,525,542
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	3,526,353
	TOTAL NET ASSETS—100%	$35,445,051,895
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $5,810,072,046, which represented 16.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $5,810,072,046, which represented 16.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Semi-Annual Shareholder Report
11

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized gain on investments	0.015	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in capital	(0.015)	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.34%[5]	0.24%	0.23%[5]
Net investment income (loss)	0.01%[5]	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.30%[5]	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,016,117	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.002	0.002
Net realized gain on investments	0.015	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.000[1]	0.000[1]	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Distributions from paid in capital	(0.015)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.07%	0.04%	0.20%	0.10%	0.17%	0.16%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.15%[3]	0.04%	0.02%	0.10%	0.17%	0.16%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,760,744	$30,806,315	$26,947,649	$36,127,647	$42,697,762	$39,900,328
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.015	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.015)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.000)[1]	(0.000)[1]	(0.000)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.33%[3]	0.24%	0.22%	0.29%	0.36%	0.36%
Net investment income	0.02%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.20%[3]	0.30%	0.31%	0.24%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,571,491	$2,881,460	$3,336,274	$3,059,336	$3,285,564	$4,009,732
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,			Period Ended 7/31/2012[1]
		2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.001[2]	0.000[3]
Net realized gain (loss) on investments	0.015	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.000[3]	0.000[3]	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Distributions from paid in capital	(0.015)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.05%	0.01%	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.26%[5]	0.23%	0.22%	0.25%	0.25%
Net investment income	0.09%[5]	0.01%	0.01%	0.05%	0.12%
Expense waiver/reimbursement[6]	0.08%[5]	0.10%	0.12%	0.09%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$590,051	$637,721	$816,589	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.015	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.015	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in capital	(0.015)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.015)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.34%[3]	0.23%	0.22%	0.29%	0.36%	0.35%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.44%[3]	0.55%	0.57%	0.49%	0.42%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$506,650	$499,638	$1,417,891	$2,761,275	$2,556,504	$2,818,977
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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17

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$7,347,279,000
Investment in securities	28,094,246,542
Total investment in securities, at amortized cost and fair value		$35,441,525,542
Cash		769,210
Income receivable		12,942,252
TOTAL ASSETS		35,455,237,004
Liabilities:
Payable for shares redeemed	3,458,833
Income distribution payable	3,057,168
Capital gain distribution payable	2,139,605
Payable to adviser (Note 5)	344,449
Payable for distribution services fee (Note 5)	97,578
Payable for other service fees (Note 5)	759,841
Accrued expenses (Note 5)	327,635
TOTAL LIABILITIES		10,185,109
Net assets for 35,433,482,115 shares outstanding		$35,445,051,895
Net Assets Consist of:
Paid-in capital		$35,454,609,412
Accumulated net realized loss on investments		(9,590,404)
Undistributed net investment income		32,887
TOTAL NET ASSETS		$35,445,051,895
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,016,116,709 ÷ 1,015,719,128 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$30,760,743,712 ÷ 30,750,909,784 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,571,490,681 ÷ 2,570,536,705 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$590,050,596 ÷ 589,846,013 shares outstanding, no par value, unlimited shares authorized		$1.00
Trust Shares:
$506,650,197 ÷ 506,470,485 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$62,658,630
Expenses:
Investment adviser fee (Note 5)		$35,579,409
Administrative fee (Note 5)		13,920,356
Custodian fees		591,923
Transfer agent fee		691,887
Directors'/Trustees' fees (Note 5)		130,596
Auditing fees		11,382
Legal fees		4,167
Portfolio accounting fees		117,357
Distribution services fee (Note 5)		622,301
Other service fees (Notes 2 and 5)		5,405,086
Share registration costs		56,133
Printing and postage		90,635
Miscellaneous (Note 5)		461,276
TOTAL EXPENSES		57,682,508
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(14,313,206)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(3,676,256)
TOTAL WAIVERS AND REIMBURSEMENTS		(17,989,462)
Net expenses			39,693,046
Net investment income			22,965,584
Net realized gain on investments			127,761
Change in net assets resulting from operations			$23,093,345
See Notes which are an integral part of the Financial Statements
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19

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,965,584	$13,322,277
Net realized gain on investments	127,761	390,194
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	23,093,345	13,712,471
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(50,796)	(98,454)
Institutional Shares	(22,366,825)	(12,888,630)
Service Shares	(227,266)	(289,817)
Capital Shares	(263,193)	(117,074)
Trust Shares	(24,951)	(70,765)
Distributions from paid in capital
Automated Shares	(154,473)	—
Institutional Shares	(4,768,440)	—
Service Shares	(402,354)	—
Capital Shares	(87,565)	—
Trust Shares	(69,784)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,415,647)	(13,464,740)
Share Transactions:
Proceeds from sale of shares	119,202,779,270	271,181,549,774
Net asset value of shares issued to shareholders in payment of distributions declared	12,722,409	6,011,206
Cost of shares redeemed	(119,574,730,162)	(267,920,797,602)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(359,228,483)	3,266,763,378
Change in net assets	(364,550,785)	3,267,011,109
Net Assets:
Beginning of period	35,809,602,680	32,542,591,571
End of period (including undistributed net investment income of $32,887 and $334, respectively)	$35,445,051,895	$35,809,602,680
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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21

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $17,989,462 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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22

The Fund has a paid in capital amount that, as a result of a prior acquisition of another money market fund, is in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These return of capital distributions will be declared daily and distributed monthly and will continue until such time as the excess paid in capital amount is depleted or as otherwise determined by the Fund. The Fund's excess capital position will continue to be monitored with the intention that these return of capital distributions will cease on or before October 13, 2016. The amount of these distributions may increase, decrease or remain the same on any given day depending on a variety of factors. These distributions also may not be made on any given day or cease and/or cease and re-start at any time. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,271,866	$(17,685)	$(1,033,253)
Service Shares	3,381,016	(310,062)	(1,342,369)
Capital Shares	140,184	—	—
Trust Shares	612,020	(7,668)	(588,943)
TOTAL	$5,405,086	$(335,415)	$(2,964,565)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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23

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	429,931,831	$430,753,051	1,614,755,087	$1,614,755,087
Shares issued to shareholders in payment of distributions declared	204,389	204,389	98,454	98,454
Shares redeemed	(399,142,270)	(399,142,270)	(654,324,590)	(654,324,590)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	30,993,950	$31,815,170	960,528,951	$960,528,951
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24

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	110,438,354,363	$110,436,682,663	249,339,119,044	$249,339,119,044
Shares issued to shareholders in payment of distributions declared	12,066,909	12,066,909	5,767,107	5,767,107
Shares redeemed	(110,489,655,744)	(110,489,655,744)	(245,486,079,723)	(245,486,079,723)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(39,234,472)	$(40,906,172)	3,858,806,428	$3,858,806,428

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,251,828,290	$5,251,863,766	11,371,236,761	$11,371,236,761
Shares issued to shareholders in payment of distributions declared	141,964	141,964	62,687	62,687
Shares redeemed	(5,561,629,404)	(5,561,629,404)	(11,826,372,460)	(11,826,372,460)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(309,659,150)	$(309,623,674)	(455,073,012)	$(455,073,012)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,360,459,343	$2,360,903,884	7,123,718,426	$7,123,718,426
Shares issued to shareholders in payment of distributions declared	289,223	289,223	58,325	58,325
Shares redeemed	(2,408,781,760)	(2,408,781,760)	(7,302,717,924)	(7,302,717,924)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,033,194)	$(47,588,653)	(178,941,173)	$(178,941,173)
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	722,205,443	$722,575,906	1,732,720,456	$1,732,720,456
Shares issued to shareholders in payment of distributions declared	19,924	19,924	24,633	24,633
Shares redeemed	(715,520,984)	(715,520,984)	(2,651,302,905)	(2,651,302,905)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	6,704,383	$7,074,846	(918,557,816)	$(918,557,816)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(359,228,483)	$(359,228,483)	3,266,763,378	$3,226,763,378
4. FEDERAL TAX INFORMATION
At July 31, 2015, the Fund had a capital loss carryforward of $9,718,165 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$9,715,237	NA	$9,715,237
2018	$2,928	NA	$2,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $14,313,206 of its fee and voluntarily reimbursed $69,010 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$622,301	$(307,266)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $1,147 and reimbursed $335,415 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, certain expenses related to dividend payment-related notices and proxy-related expenses paid
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by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
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9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (“NAV”) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
10. Subsequent events
Effective March 31, 2016, the Fund will be renamed Federated Institutional Prime Obligations Fund.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$1.71[2]
Institutional Shares	$1,000	$1,000.70	$1.06
Service Shares	$1,000	$1,000.10	$1.66[3]
Capital Shares	$1,000	$1,000.50	$1.31
Trust Shares	$1,000	$1,000.10	$1.71[4]
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	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,023.43	$1.73[2]
Institutional Shares	$1,000	$1,024.08	$1.07
Service Shares	$1,000	$1,023.48	$1.68[3]
Capital Shares	$1,000	$1,023.83	$1.32
Trust Shares	$1,000	$1,023.43	$1.73[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.34%
Institutional Shares	0.21%
Service Shares	0.33%
Capital Shares	0.26%
Trust Shares	0.34%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	29.2%
Variable Rate Instruments	24.9%
Bank Instruments	18.1%
Other Repurchase Agreements and Repurchase Agreements	27.8%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100%
At January 31, 2016, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	49.2%[5]
8-30 Days	21.7%
31-90 Days	19.7%
91-180 Days	7.5%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, commercial paper, corporate bonds and a corporate note with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.01%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 19.7% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITY—0.0%
		Finance - Equipment—0.0%
$595,439	[1,2]	Dell Equipment Finance Trust 2015-1, Class A1, 0.420%, 4/22/2016	$595,439
		CERTIFICATES OF DEPOSIT—17.4%
		Finance - Banking—17.4%
95,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.390% - 0.650%, 2/8/2016 - 4/29/2016	95,000,000
145,000,000		Credit Agricole Corporate and Investment Bank, 0.350% - 0.710%, 2/8/2016 - 5/2/2016	145,000,000
142,000,000		DNB Bank ASA, 0.350%, 2/2/2016	142,000,000
150,000,000		KBC Bank N.V., 0.360%, 2/2/2016	150,000,000
120,000,000		Mizuho Bank Ltd., 0.650%, 3/17/2016 - 4/15/2016	120,000,000
130,000,000		Natixis, 0.400% - 0.670%, 2/4/2016 - 5/2/2016	130,000,000
210,000,000		Standard Chartered Bank PLC, 0.385% - 0.640%, 2/1/2016 - 5/4/2016	210,000,000
356,000,000		Sumitomo Mitsui Banking Corp., 0.400%, 2/1/2016 - 2/17/2016	356,000,000
5,000,000		Toronto Dominion Bank, 0.750%, 8/8/2016	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,353,000,000
		COMMERCIAL PAPER—28.8%[3]
		Aerospace/Auto—0.5%
38,950,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.751% - 0.771%, 2/18/2016 - 3/7/2016	38,933,238
		Chemicals—0.7%
22,895,000	[1,2]	DuPont (E.I.) de Nemours & Co., 0.831% - 0.901%, 2/29/2016 - 3/7/2016	22,876,134
30,100,000		PPG Industries, Inc., 0.700% - 0.730%, 2/2/2016 - 2/16/2016	30,098,332
		TOTAL	52,974,466
		Container/Packaging—0.4%
27,715,000	[1,2]	Bemis Co., Inc., 0.700%, 2/2/2016 - 2/3/2016	27,714,078
		Electric Power—0.5%
36,550,000		Virginia Electric & Power Co., 0.650% - 0.761%, 2/8/2016 - 2/18/2016	36,540,328
		Electrical Equipment—0.3%
26,750,000	[1,2]	Eaton Corp., (GTD by Eaton Corp. PLC), 0.680% - 0.751%, 2/10/2016 - 2/25/2016	26,743,492
		Finance - Banking—11.1%
53,170,000	[1,2]	Antalis S.A., 0.651%, 4/21/2016	53,093,199
200,000,000	[1,2]	BNP Paribas SA, 0.390%, 2/2/2016	199,997,833
Semi-Annual Shareholder Report
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Principal Amount or Shares			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$30,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.854%, 7/25/2016	$29,876,042
125,000,000	[1,2]	Gotham Funding Corp., 0.520% - 0.631%, 3/23/2016 - 4/28/2016	124,829,333
100,000,000	[1,2]	HSBC USA, Inc., 0.859%, 8/4/2016	99,560,625
15,000,000	[1,2]	J.P. Morgan Securities LLC, 0.501%, 3/18/2016	14,990,417
40,000,000	[1,2]	LMA-Americas LLC, 0.400% - 0.651%, 2/16/2016 - 4/12/2016	39,971,027
30,000,000	[1,2]	Manhattan Asset Funding Company LLC, 0.651%, 3/17/2016	29,975,625
30,000,000	[1,2]	Matchpoint Finance PLC, 0.340%, 2/11/2016	29,997,167
68,500,000	[1,2]	Nationwide Building Society, 0.531% - 0.651%, 3/4/2016 - 3/18/2016	68,455,687
10,000,000		Rabobank Nederland NV, Utrecht, 0.808%, 6/29/2016	9,966,682
85,050,000	[1,2]	Societe Generale, Paris, 0.621%, 5/2/2016	84,916,708
50,000,000	[1,2]	Standard Chartered Bank PLC, 0.391%, 2/22/2016	49,988,625
25,000,000		Standard Chartered Bank PLC, 0.391%, 2/4/2016	24,999,187
		TOTAL	860,618,157
		Finance - Commercial—3.5%
150,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.400%, 2/8/2016	149,988,334
122,000,000	[1,2]	Versailles Commercial Paper LLC, 0.350% - 0.380%, 2/1/2016 - 2/3/2016	121,998,733
		TOTAL	271,987,067
		Finance - Retail—11.2%
121,000,000		American Express Credit Corp., 0.350% - 0.370%, 2/2/2016 - 2/5/2016	120,997,254
190,000,000	[1,2]	Barton Capital S.A., 0.360% - 0.641%, 2/2/2016 - 5/5/2016	189,873,492
5,000,000	[1,2]	CRC Funding, LLC, 0.471%, 2/10/2016	4,999,413
67,000,000	[1,2]	Chariot Funding LLC, 0.421% - 1.007%, 2/16/2016 - 10/12/2016	66,847,400
95,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.501% - 1.008%, 2/8/2016 - 10/25/2016	94,746,458
391,000,000	[1,2]	Sheffield Receivables Company LLC, 0.421% - 0.481%, 2/17/2016 - 3/18/2016	390,845,309
		TOTAL	868,309,326
		Finance - Securities—0.1%
10,000,000	[1,2]	Anglesea Funding LLC, 0.854%, 7/25/2016	9,958,680
		Oil & Oil Finance—0.5%
39,005,000		Motiva Enterprises LLC, 0.801% - 1.021%, 2/16/2016 - 3/11/2016	38,964,252
		Pharmaceuticals and Health Care—0.0%
250,000	[1,2]	AstraZeneca PLC, 0.700%, 2/25/2016	249,883
		TOTAL COMMERCIAL PAPER	2,232,992,967
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—0.4%
		Finance - Banking—0.3%
$850,000		Bank of America Corp., 3.625%, 3/17/2016	$852,842
2,530,000	[1,2]	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.000%, 2/26/2016	2,530,747
10,750,000		Citigroup, Inc., 1.300%, 4/1/2016	10,754,868
4,930,000		JPMorgan Chase & Co., 3.450%, 3/1/2016	4,940,322
		TOTAL	19,078,779
		Finance - Commercial—0.1%
10,000,000	[1,2]	GE Capital International Funding Co., 0.964%, 4/15/2016	10,008,750
		TOTAL CORPORATE BONDS	29,087,529
		CORPORATE NOTE—0.0%
		Finance - Banking—0.0%
900,000		Bank of America Corp., 5.300%, 2/16/2016	901,610
		NOTES - VARIABLE—24.9%[4]
		Aerospace/Auto—2.0%
35,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.454%, 2/5/2016	35,000,000
50,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	50,000,000
21,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.547%, 2/29/2016	21,000,000
20,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.632%, 4/15/2016	20,000,000
30,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.817%, 4/7/2016	30,000,000
		TOTAL	156,000,000
		Finance - Banking—22.4%
1,050,000		6380 Brackbill Associates LP, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/5/2016	1,050,000
16,800,000	[1,2]	Akron Student Housing Assoc., LLC, Taxable PUTTERs (Series SGT04), 0.450%, 2/1/2016	16,800,000
50,000,000		BMO Harris Bank, N.A., 0.638%, 2/1/2016	50,000,000
2,027,000		Bank of America Corp., 1.406%, 3/22/2016	2,028,056
90,000,000		Bank of Montreal, 0.576%, 2/18/2016	90,000,000
50,000,000		Bank of Montreal, 0.587%, 2/23/2016	50,000,000
100,000,000		Bank of Montreal, 0.664%, 2/12/2016	100,000,000
18,087,000		Bank of Montreal, 1.142%, 4/15/2016	18,118,511
100,000,000		Bank of Nova Scotia, Toronto, 0.444%, 2/9/2016	100,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.588%, 2/3/2016	75,000,000
21,026,000	[1,2]	Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsecured, 0.857%, 2/26/2016	21,030,861
2,365,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.380%, 2/3/2016	2,365,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.414%, 2/17/2016	$10,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.568%, 3/16/2016	10,000,000
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.577%, 2/5/2016	15,000,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014)/(JPMorgan Chase Bank NA LIQ), 0.370%, 2/1/2016	24,500,000
8,225,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.380%, 2/4/2016	8,225,000
2,200,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/2/2016	2,200,000
96,000,000	[1,2]	Commonwealth Bank of Australia, 0.588%, 2/1/2016	96,000,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 0.670%, 2/3/2016	10,265,000
7,010,000		Frogtown LLC, Series 2004, (Branch Banking & Trust Co. LOC), 0.700%, 2/4/2016	7,010,000
5,220,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.480%, 2/4/2016	5,220,000
4,290,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/5/2016	4,290,000
16,250,000		Grand River Dam Authority, OK, Series 2014-C, (Barclays Bank PLC LOC), 0.390%, 2/4/2016	16,250,000
1,295,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/5/2016	1,295,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.380%, 2/3/2016	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.410%, 2/4/2016	7,000,000
50,000,000	[1,2]	HSBC USA, Inc., 0.678%, 2/2/2016	50,000,000
2,550,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/2/2016	2,550,000
30,000,000	[1,2]	JPMorgan Securities LLC, 0.626%, 2/3/2016	30,000,000
80,000,000		JPMorgan Securities LLC, 0.666%, 2/22/2016	80,000,000
40,000,000	[1,2]	JPMorgan Securities LLC, 0.687%, 2/29/2016	40,000,000
38,816,000		JPMorgan Chase & Co., 1.027%, 2/26/2016	38,823,425
25,000,000		JPMorgan Chase Bank, N.A., 0.612%, 3/7/2016	25,000,000
13,840,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/2/2016	13,840,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$16,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/2/2016	$16,000,000
27,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.320%, 2/4/2016	27,000,000
1,930,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.380%, 2/4/2016	1,930,000
10,150,000		Orthopaedic Hospital of Wisconsin LLC, Series 09-A, (Bank of Montreal LOC), 0.300%, 2/4/2016	10,150,000
35,560,000	[1,2]	Puttable Floating Option Taxable Notes, P-FLOATs (Series TNP-1014), 0.450%, 2/1/2016	35,560,000
100,000,000		Royal Bank of Canada, Montreal, 0.547%, 2/23/2016	100,000,000
50,000,000		Royal Bank of Canada, Montreal, 0.772%, 4/4/2016	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.874%, 4/14/2016	30,000,000
8,211,000		Royal Bank of Canada, Montreal, 0.937%, 3/9/2016	8,226,164
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2016	18,965,000
75,000,000		Toronto Dominion Bank, 0.573%, 2/8/2016	75,000,000
30,000,000		Toronto Dominion Bank, 0.774%, 2/16/2016	30,000,000
50,000,000		Toronto Dominion Bank, 0.775%, 2/22/2016	50,000,000
7,274,000		Toronto Dominion Bank, Sr. Unsecured, 0.937%, 3/9/2016	7,287,892
19,000,000		Wells Fargo & Co., 1.154%, 4/20/2016	19,034,771
50,000,000		Wells Fargo Bank, N.A., 0.566%, 3/2/2016	50,014,142
25,000,000		Wells Fargo Bank, N.A., 0.705%, 2/22/2016	25,000,000
25,000,000		Wells Fargo Bank, N.A., 0.740%, 3/21/2016	25,000,000
4,510,000		West Shore Country Club, Series 2000, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/5/2016	4,510,000
100,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 0.588%, 2/2/2016	100,000,000
2,565,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 2/3/2016	2,565,000
5,140,000		Yonkers, NY IDA, JME Associates, LLC Series 2006, (TD Bank, N.A. LOC), 0.380%, 2/4/2016	5,140,000
		TOTAL	1,731,943,822
		Finance - Commercial—0.5%
40,000,000		General Electric Capital Corp., Sr. Unsecured, 0.770%, 3/21/2016	40,024,319
		TOTAL NOTES—VARIABLE	1,927,968,141
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—15.2%
	Finance - Banking—15.2%
$136,000,000	Citigroup Global Markets, Inc., 0.781% - 0.908%, 2/1/2016, interest in a $240,000,000 collateralized loan agreement, dated 11/24/2015-1/29/2016, will repurchase securities provided as collateral for $240,939,079, in which American depositary receipts, asset-backed securities, common stock, convertible bonds and exchange-traded funds, with a market value of $244,946,850 have been received as collateral and held with BNY Mellon as tri-party agent.	$136,000,000
107,000,000	Credit Suisse Securities (USA) LLC, 1.044% - 1.085%, 3/11/2016, interest in a $125,600,000 collateralized loan agreement, dated 12/16/2015-12/17/2015, will repurchase securities provided as collateral for $125,914,409, in which asset-backed securities with a market value of $128,278,890 have been received as collateral and held with JPMorgan Chase as tri-party agent.	107,000,000
50,000,000	JPMorgan Securities LLC, 0.588%, 2/5/2016, interest in a $400,000,000 collateralized loan agreement, dated 12/7/2015, will repurchase securities provided as collateral for $400,586,444, in which asset-backed securities with a market value of $408,349,540 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
107,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.578%, 2/1/2016, interest in a $175,000,000 collateralized loan agreement, dated 1/29/2016, will repurchase securities provided as collateral for $175,008,313, in which asset-backed securities and collateralized mortgage obligations, with a market value of $178,508,479 have been received as collateral and held with BNY Mellon as tri-party agent.	107,000,000
150,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.487%, 2/4/2016, interest in a $350,000,000 collateralized loan agreement, dated 1/5/2016-1/7/2016, will repurchase securities provided as collateral for $350,145,333, in which American depositary receipts, asset-backed securities, commerical paper, common stock, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds, unit investment trust and U.S. Treasury securities, with a market value of $357,410,099 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
191,000,000	Mizuho Securities USA, Inc., 0.710% - 1.541%, 2/4/2016, interest in a $297,000,000 collateralized loan agreement, dated 6/23/2015-1/21/2016, will repurchase securities provided as collateral for $297,740,544, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes, U.S. Government Agency securities and U.S. Treasury securities with a market value of $303,453,253 have been received as collateral and held with BNY Mellon as tri-party agent.	191,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	Pershing LLC, 0.578%, 2/1/2016, interest in a $200,000,000 collateralized loan agreement, dated 1/29/2016, will repurchase securities provided as collateral for $200,009,500, in which asset-backed securities, corporate bonds, municipal bonds and medium-term notes, with a market value of $204,010,756 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
105,000,000	RBC Capital Markets, LLC, 0.527% - 0.750%, 2/5/2016, interest in a $300,000,000 collateralized loan agreement, dated 9/18/2015, will repurchase securities provided as collateral for $300,255,000, in which corporate bonds and medium-term notes, with a market value of $306,130,784 have been received as collateral and held with BNY Mellon as tri-party agent.	105,000,000
180,000,000	Wells Fargo Securities LLC, 0.679% - 0.842%, 2/5/2016, interest in a $595,000,000 collateralized loan agreement, dated 1/5/2016-1/27/2016, will repurchase securities provided as collateral for $596,134,625, in which collateralized mortgage obligations, common stock, corporate bonds and exchange-traded funds with a market value of $607,108,052 have been received as collateral and held with BNY Mellon as tri-party agent.	180,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,176,000,000
	REPURCHASE AGREEMENTS—12.6%
	Finance - Banking—12.6%
50,000,000	Repurchase agreement 0.34%, dated 1/29/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,001,417 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $51,001,525.	50,000,000
100,000,000	Repurchase agreement 0.30%, dated 1/29/2016 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,002,500 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2025 and the market value of those underlying securities was $102,002,635.	100,000,000
525,503,000	Interest in $2,050,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $2,050,058,083 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $2,104,469,683.	525,503,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$300,000,000	Interest in $2,500,000,000 joint repurchase agreement 0.36%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,500,075,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2051 and the market value of those underlying securities was $2,563,456,027.	$300,000,000
	TOTAL REPURCHASE AGREEMENTS	975,503,000
	TIME DEPOSIT—0.7%
	Finance - Banking—0.7%
55,000,000	Toronto Dominion Bank, 0.270%, 2/1/2016	55,000,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	7,751,048,686
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	614,750
	TOTAL NET ASSETS—100%	$7,751,663,436
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $2,433,452,729, which represented 31.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $2,433,452,729, which represented 31.4% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.001	0.001	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.001	0.001	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.001)	(0.001)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.08%	0.07%	0.13%	0.20%	0.20%
Ratios to Average Net Assets:
Net expenses	0.21%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.19%[3]	0.08%	0.07%	0.14%	0.20%	0.20%
Expense waiver/reimbursement[4]	0.08%[3]	0.09%	0.08%	0.08%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,884,215	$5,914,296	$5,213,209	$4,925,798	$4,994,520	$6,333,286
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.27%	0.26%	0.33%	0.39%	0.40%
Net investment income	0.02%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.17%[3]	0.27%	0.28%	0.21%	0.15%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,299,005	$1,413,002	$1,962,506	$1,719,825	$1,001,793	$989,380
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.05%	0.01%	0.01%	0.04%	0.10%	0.10%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.27%	0.26%	0.29%	0.30%	0.30%
Net investment income	0.09%[3]	0.01%	0.01%	0.04%	0.10%	0.10%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.13%	0.09%	0.08%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$568,444	$592,710	$730,710	$497,885	$547,326	$549,187
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$2,151,503,000
Investment in securities	5,599,545,686
Total investment in securities, at amortized cost and fair value		$7,751,048,686
Income receivable		2,699,434
TOTAL ASSETS		7,753,748,120
Liabilities:
Payable for shares redeemed	656,617
Bank overdraft	3,919
Income distribution payable	944,658
Payable to adviser (Note 4)	72,331
Payable for portfolio accounting fees	68,173
Payable for other service fees (Notes 2 and 4)	319,472
Accrued expenses (Note 4)	19,514
TOTAL LIABILITIES		2,084,684
Net assets for 7,751,656,276 shares outstanding		$7,751,663,436
Net Assets Consist of:
Paid-in capital		$7,751,656,276
Accumulated net realized gain on investments		7,814
Distributions in excess of net investment income		(654)
TOTAL NET ASSETS		$7,751,663,436
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,884,214,569 ÷ 5,884,209,169 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,299,005,214 ÷ 1,299,004,019 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$568,443,653 ÷ 568,443,088 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$15,421,869
Expenses:
Investment adviser fee (Note 4)		$7,806,912
Administrative fee (Note 4)		3,054,501
Custodian fees		166,580
Transfer agent fee		47,234
Directors'/Trustees' fees (Note 4)		29,225
Auditing fees		11,382
Legal fees		4,574
Portfolio accounting fees		100,083
Other service fees (Notes 2 and 4)		2,008,045
Share registration costs		46,259
Printing and postage		36,666
Miscellaneous (Note 4)		103,897
TOTAL EXPENSES		13,415,358
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,336,371)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(571,639)
TOTAL WAIVERS AND REIMBURSEMENT		(3,908,010)
Net expenses			9,507,348
Net investment income			5,914,521
Net realized gain on investments			25,697
Change in net assets resulting from operations			$5,940,218
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,914,521	$4,385,385
Net realized gain on investments	25,697	46,716
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,940,218	4,432,101
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,481,409)	(4,151,589)
Service Shares	(147,090)	(167,481)
Capital Shares	(281,313)	(71,115)
Distributions from net realized gain on investments
Institutional Shares	(41,413)	(29,182)
Service Shares	(9,872)	(10,008)
Capital Shares	(4,188)	(3,723)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,965,285)	(4,433,098)
Share Transactions:
Proceeds from sale of shares	42,949,466,002	85,325,822,082
Net asset value of shares issued to shareholders in payment of distributions declared	2,617,730	2,508,725
Cost of shares redeemed	(43,120,402,921)	(85,314,746,847)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(168,319,189)	13,583,960
Change in net assets	(168,344,256)	13,582,963
Net Assets:
Beginning of period	7,920,007,692	7,906,424,729
End of period (including distributions in excess of net investment income of $(654) and $(5,363), respectively)	$7,751,663,436	$7,920,007,692
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear distribution services fees, other service fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,908,010 is disclosed in various locations in this Note 2 and Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,700,025	$(50,232)	$(521,407)
Capital Shares	308,020	—	—
TOTAL	$2,008,045	$(50,232)	$(521,407)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	37,086,956,753	$37,086,956,753	74,041,454,172	$74,041,454,172
Shares issued to shareholders in payment of distributions declared	2,330,077	2,330,077	2,331,840	2,331,840
Share redeemed	(37,119,349,624)	(37,119,349,624)	(73,342,701,246)	(73,342,701,246)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(30,062,794)	$(30,062,794)	701,084,766	$701,084,766

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,742,618,072	$4,742,618,072	9,628,820,554	$9,628,820,554
Shares issued to shareholders in payment of distributions declared	98,826	98,826	123,346	123,346
Shares redeemed	(4,856,708,645)	(4,856,708,645)	(10,178,445,501)	(10,178,445,501)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(113,991,747)	$(113,991,747)	(549,501,601)	$(549,501,601)
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Share sold	1,119,891,177	$1,119,891,177	1,655,547,356	$1,655,547,356
Shares issued to shareholders in payment of distributions declared	188,827	188,827	53,539	53,539
Shares redeemed	(1,144,344,652)	(1,144,344,652)	(1,793,600,100)	(1,793,600,100)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,264,648)	$(24,264,648)	(137,999,205)	$(137,999,205)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(168,319,189)	$(168,319,189)	13,583,960	$13,583,960
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $3,336,371 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $230 and reimbursed $50,232 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive
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certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $5,395,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 14, 2016, the Fund will operate as an Institutional money market fund. As an Institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with SEC rules) to value its portfolio securities and transact at a floating NAV that uses four-decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows, and market-based NAVs per share, as applicable.
9. SUBSEQUENT EVENT
Effective March 31, 2016, the Fund will be renamed Federated Institutional Prime Value Obligations Fund.
Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.00	$1.06
Service Shares	$1,000	$1,000.10	$1.86[2]
Capital Shares	$1,000	$1,000.50	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.08	$1.07
Service Shares	$1,000	$1,023.28	$1.88[2]
Capital Shares	$1,000	$1,023.58	$1.58
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.21%
Service Shares	0.37%
Capital Shares	0.31%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
28

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Semi-Annual Shareholder Report
29

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
Semi-Annual Shareholder Report
30

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Wealth	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.6%
Municipal Notes	14.7%
Commercial Paper	11.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.1%
8-30 Days	3.9%
31-90 Days	7.7%
91-180 Days	4.4%
181 Days or more	10.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1,2]
		Alabama—4.2%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.020%, 2/4/2016	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	8,000,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.050%, 2/3/2016	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.020%, 2/4/2016	28,000,000
8,330,000		Mobile, AL Downtown Redevelopment Authority, (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Austal USA, LLC)/ (Bank of America N.A. LOC), 0.010%, 2/4/2016	8,330,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.050%, 2/4/2016	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.060%, 2/4/2016	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 2/3/2016	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	25,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	10,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$8,800,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.050%, 2/4/2016	$8,800,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	5,410,000
		TOTAL	278,140,000
		Alaska—1.8%
5,015,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/4/2016	5,015,000
36,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 2/4/2016	36,000,000
55,150,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 2/4/2016	55,150,000
24,575,000	[3,4]	Anchorage, AK Wastewater Revenue, Solar Eclipse (Series 2007-0097), 0.10% TOBs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), Optional Tender 2/4/2016	24,575,000
		TOTAL	120,740,000
		Arizona—1.5%
14,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Barclays Bank PLC LOC), 0.010%, 2/3/2016	14,250,000
4,910,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	4,910,000
9,250,000		Arizona Health Facilities Authority, (Series 2015B) Weekly VRDNs (Banner Health)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/3/2016	9,250,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.010%, 2/4/2016	4,000,000
5,000,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	5,000,000
21,785,000		Salt River Pima-Maricopa, AZ Indian Community, (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 2/4/2016	21,785,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.040%, 2/4/2016	28,500,000
		TOTAL	95,540,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—8.8%
$2,500,000		Bay Area Toll Authority, CA, (2008 Series C-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/4/2016	$2,500,000
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	15,450,000
6,400,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.020%, 2/4/2016	6,400,000
5,410,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	5,410,000
10,000,000		California Health Facilities Financing Authority, (Series 2006D), 0.08% CP (Kaiser Permanente), Mandatory Tender 3/8/2016	10,000,000
3,500,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/3/2016	3,500,000
13,980,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	13,980,000
5,000,000		California State, (Series 2005 A1-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.010%, 2/3/2016	5,000,000
3,000,000		California State, (Series 2005A-3) Weekly VRDNs (Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	3,000,000
5,325,000		California State, (Series 2011A-2), 0.02% CP (Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/10/2016	5,325,000
22,500,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2031	23,119,425
24,995,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2032	25,683,112
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	7,500,000
26,125,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	26,125,000
12,290,000		California Statewide CDA, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	12,290,000
19,045,000		California Statewide CDA, (Series 2004E), 0.23% CP (Kaiser Permanente), Mandatory Tender 6/1/2016	19,045,000
16,700,000		California Statewide CDA, (Series 2004I), 0.07% CP (Kaiser Permanente), Mandatory Tender 2/18/2016	16,700,000
30,800,000		California Statewide CDA, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	30,800,000
9,110,000		California Statewide CDA, (Series 2004K), 0.22% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	9,110,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$11,000,000		California Statewide CDA, (Series 2008B), 0.08% CP (Kaiser Permanente), Mandatory Tender 3/8/2016	$11,000,000
4,000,000		California Statewide CDA, (Series 2008B), 0.10% CP (Kaiser Permanente), Mandatory Tender 4/1/2016	4,000,000
25,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	25,000,000
8,750,000		California Statewide CDA, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/3/2016	8,750,000
48,000,000		California Statewide CDA, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), Mandatory Tender 3/1/2016	48,000,000
42,000,000		California Statewide CDA, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ) 5/2/2016	42,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	40,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.100%, 2/4/2016	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank NA LIQ), 0.070%, 2/4/2016	21,500,000
8,200,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36B) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/3/2016	8,200,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 2/4/2016	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 2/4/2016	15,390,000
6,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 2/4/2016	6,500,000
		TOTAL	578,377,537
		Colorado—1.8%
22,900,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	22,900,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$16,660,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	$16,660,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.190%, 2/4/2016	31,220,000
36,765,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.190%, 2/4/2016	36,765,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.190%, 2/4/2016	12,975,000
		TOTAL	120,520,000
		Connecticut—0.2%
2,000,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.010%, 2/4/2016	2,000,000
3,815,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	3,815,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/4/2016	4,000,000
3,900,000		Essex, CT, 1.25% BANs, 8/19/2016	3,918,105
		TOTAL	13,733,105
		District of Columbia—0.9%
3,265,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/5/2016	3,265,000
4,375,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,375,000
2,800,000		District of Columbia Revenue, (Series 2008a) Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	2,800,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	12,575,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 2/4/2016	26,665,000
		TOTAL	61,600,000
		Florida—9.1%
16,980,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.140%, 2/4/2016	16,980,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$28,375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/4/2016	$28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 2/4/2016	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/3/2016	9,750,000
5,680,000	[3,4]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.14% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/10/2016	5,680,000
16,215,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.06% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/25/2016	16,215,000
58,305,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.010%, 2/1/2016	58,305,000
5,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.010%, 2/3/2016	5,975,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	16,500,000
3,750,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-ZM0119) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.020%, 2/4/2016	3,750,000
7,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-56), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Optional Tender 3/1/2016	7,000,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	17,000,000
4,150,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	4,150,000
9,335,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	9,335,000
20,085,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2016	20,085,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/4/2016	77,350,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	$22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/4/2016	36,400,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	15,535,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.210%, 2/4/2016	16,500,000
4,000,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	4,000,000
108,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	108,000,000
7,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.08% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2016	7,500,000
13,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.210%, 2/4/2016	13,000,000
25,000,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/3/2016	25,000,000
		TOTAL	594,700,000
		Georgia—3.4%
31,765,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	31,765,000
10,000,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.010%, 2/4/2016	10,000,000
3,500,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.010%, 2/4/2016	3,500,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.020%, 2/4/2016	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.070%, 2/4/2016	10,000,000
53,800,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	53,800,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$4,335,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	$4,335,000
50,290,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 2/1/2016	50,290,000
32,365,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	32,365,000
5,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	5,170,000
11,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/3/2016	11,100,000
		TOTAL	219,725,000
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series C), 0.250%, 2/4/2016	10,500,000
		Idaho—0.2%
15,805,000		Idaho Health Facilities Authority, (Series 2013ID), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	15,805,000
		Illinois—3.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.010%, 2/4/2016	12,410,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/4/2016	600,000
4,225,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.010%, 2/4/2016	4,225,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	28,000,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.010%, 2/3/2016	33,200,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/3/2016	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	6,500,000
5,650,000		Illinois Finance Authority Weekly VRDNs (Steppenwolf Theatre)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/4/2016	5,650,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$11,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.210%, 2/4/2016	$11,500,000
29,400,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	29,400,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/4/2016	900,000
6,075,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	6,075,000
3,050,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/4/2016	3,050,000
7,700,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	7,700,000
10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.030%, 2/4/2016	10,200,000
4,500,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Receipts (2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	4,500,000
5,200,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.010%, 2/4/2016	5,200,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 2/5/2016	10,150,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	7,415,000
		TOTAL	220,075,000
		Indiana—2.7%
3,030,000		Indiana Municipal Power Agency, (Series 2016B) Daily VRDNs (U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	3,030,000
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.010%, 2/4/2016	12,000,000
15,000,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.14% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	15,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.030%, 2/5/2016	5,890,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	6,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/4/2016	$9,515,000
		TOTAL	174,935,000
		Iowa—0.7%
24,005,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	24,005,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.040%, 2/4/2016	23,500,000
		TOTAL	47,505,000
		Kansas—0.3%
3,250,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	3,250,000
12,000,000		Burlington, KS, (Series 2007B) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	12,000,000
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.010%, 2/4/2016	5,400,000
		TOTAL	20,650,000
		Kentucky—0.7%
20,260,000	[3,4]	Kentucky Municipal Power Agency, Solar Eclipse (Series 2007-0107) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 2/4/2016	20,260,000
25,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	25,013,394
		TOTAL	45,273,394
		Louisiana—3.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.040%, 2/3/2016	25,000,000
2,885,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.030%, 2/3/2016	2,885,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.030%, 2/3/2016	3,350,000
9,055,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (Go To The Show LLC)/(FHLB of Dallas LOC), 0.010%, 2/3/2016	9,055,000
4,000,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	4,000,000
25,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	25,800,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$14,800,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.010%, 2/1/2016	$14,800,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	12,125,000
5,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	5,200,000
4,400,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/3/2016	4,400,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.030%, 2/4/2016	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	20,000,000
22,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	22,000,000
		TOTAL	250,090,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	3,350,000
		Maryland—0.5%
2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/2/2016	2,305,000
15,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.010%, 2/4/2016	15,300,000
725,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/2/2016	725,000
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 2/2/2016	1,149,000
11,200,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series B) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	11,200,000
		TOTAL	30,679,000
		Massachusetts—3.5%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,855,946
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	38,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	$57,500,000
25,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 2/4/2016	25,000,000
13,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5004) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/1/2016	13,000,000
30,695,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.03% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 2/3/2016	30,695,000
10,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	10,000,000
15,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.210%, 2/4/2016	15,210,000
16,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.05% CP (Barclays Bank PLC LOC), Mandatory Tender 2/4/2016	16,000,000
14,295,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.260%, 2/4/2016	14,295,000
		TOTAL	229,555,946
		Michigan—3.2%
15,000,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	15,000,000
33,050,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	33,050,000
5,310,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/3/2016	5,310,000
4,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/4/2016	4,415,000
1,555,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	1,555,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.190%, 2/4/2016	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.190%, 2/4/2016	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.190%, 2/4/2016	7,100,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	5,800,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$2,850,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.020%, 2/4/2016	$2,850,000
7,500,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	7,500,000
3,140,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	3,140,000
19,800,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	19,800,000
10,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	10,000,000
370,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	370,000
7,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/4/2016	7,500,000
34,875,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	34,875,000
1,715,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	1,715,000
4,060,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	4,060,000
23,855,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2016	23,855,000
	TOTAL	207,170,000
	Minnesota—2.1%
9,545,000	Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.030%, 2/4/2016	9,545,000
9,585,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/4/2016	9,585,000
18,310,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 2/4/2016	18,310,000
9,995,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 2/4/2016	9,995,000
23,675,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/ (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	23,675,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$18,670,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	$18,670,000
2,150,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	2,150,000
3,750,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/4/2016	3,750,000
7,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	7,345,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.030%, 2/4/2016	4,560,000
2,000,000	Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.030%, 2/4/2016	2,000,000
4,500,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 2/3/2016	4,500,000
5,000,000	Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,000,763
4,200,000	Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.030%, 2/4/2016	4,200,000
4,000,000	St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,006,902
7,292,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.010%, 2/4/2016	7,292,000
	TOTAL	134,584,665
	Mississippi—0.1%
7,140,000	Mississippi Business Finance Corp., (Series 2009) Weekly VRDNs (King Edward Hotel LLC)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	7,140,000
	Missouri—1.1%
7,625,000	Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.110%, 2/4/2016	7,625,000
10,000,000	Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	10,000,000
2,200,000	Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	2,200,000
12,000,000	Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 2/4/2016	12,000,000
26,000,000	Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	26,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$15,210,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	$15,210,000
		TOTAL	73,035,000
		Multi-State—1.6%
9,685,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	9,685,000
11,385,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	11,385,000
10,525,000		FHLMC, Floater Certificates (Series M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	10,525,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/4/2016	44,300,000
27,500,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 2/4/2016	27,500,000
		TOTAL	103,395,000
		Nebraska—0.1%
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.040%, 2/4/2016	10,000,000
		Nevada—0.5%
1,250,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	1,250,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 2/4/2016	28,500,000
		TOTAL	29,750,000
		New Hampshire—0.0%
2,300,000		New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth College, NH)/(Bank of New York Mellon LIQ), 0.010%, 2/1/2016	2,300,000
		New Jersey—4.6%
24,827,983		Bloomfield Township, NJ, 2.00% BANs, 1/13/2017	25,131,649
25,096,732		Brick Township, NJ, 2.00% BANs, 12/15/2016	25,375,949
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,341,348
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,171,773
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,099,652
10,112,300		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,114,290
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	$16,085,266
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 2/4/2016	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	30,305,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	45,280,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	15,060,000
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,755,860
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,764,312
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,119,055
		TOTAL	304,604,154
		New York—8.1%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,230,730
49,705,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.08% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 4/21/2016	49,705,000
42,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	42,517,118
27,685,000		Liverpool, NY CSD, (Series 2015B), 1.00% BANs, 6/30/2016	27,764,252
3,270,000		Metropolitan Transportation Authority, NY, (Series 2002G-1G) Weekly VRDNs (MTA Transportation Revenue)/(TD Bank, N.A. LOC), 0.010%, 2/4/2016	3,270,000
6,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-1) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	6,000,000
4,000,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/1/2016	4,000,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 2/1/2016	21,135,000
36,400,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.010%, 2/1/2016	36,400,000
5,600,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	5,600,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,200,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/1/2016	$3,200,000
23,065,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 2/1/2016	23,065,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,000,000
4,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/3/2016	4,000,000
4,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.010%, 2/1/2016	4,900,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.010%, 2/4/2016	24,400,000
43,200,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/1/2016	43,200,000
8,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	8,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,750,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	2,900,000
15,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	15,500,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	19,000,000
15,000,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	15,000,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.070%, 2/4/2016	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank NA LIQ), 0.070%, 2/4/2016	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank NA LIQ), 0.070%, 2/4/2016	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co. LIQ), 0.100%, 2/4/2016	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,023,046
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$12,000,000		Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	$12,000,000
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,035,331
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.020%, 2/4/2016	18,000,000
		TOTAL	529,355,477
		North Carolina—2.1%
20,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	20,000,000
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
4,660,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/1/2016	4,660,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	5,000,000
3,420,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 2/4/2016	3,420,000
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 2/4/2016	17,950,000
7,900,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	7,900,000
955,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	955,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	5,000,000
1,440,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	1,440,000
1,479,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	1,479,500
12,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.010%, 2/4/2016	12,500,000
20,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.010%, 2/4/2016	20,000,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.16% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	4,015,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	$1,000,000
9,490,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.010%, 2/3/2016	9,490,000
		TOTAL	134,809,500
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/3/2016	29,124,000
		Ohio—1.5%
19,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/1/2016	19,710,000
9,900,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 2/4/2016	9,900,000
3,835,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	3,835,000
13,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	13,000,000
7,000,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	7,000,000
2,500,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	2,500,000
25,000,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	25,000,000
9,100,000		Ohio State Higher Educational Facility Commission, (Series 2013B-2) Daily VRDNs (Cleveland Clinic)/(Bank of New York Mellon LIQ), 0.010%, 2/1/2016	9,100,000
4,000,000		Ohio State University, (Series 2010E) Weekly VRDNs, 0.010%, 2/3/2016	4,000,000
3,700,000		Ohio State, (Series 2001B) Weekly VRDNs, 0.010%, 2/3/2016	3,700,000
3,745,000		Ohio State, Common Schools GO Bonds (Series 2005A) Weekly VRDNs, 0.010%, 2/3/2016	3,745,000
		TOTAL	101,490,000
		Oklahoma—0.3%
14,700,000		Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.190%, 2/4/2016	14,700,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/4/2016	5,370,000
		TOTAL	20,070,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Oregon—0.2%
$6,700,000	Clackamas County, OR Hospital Facilities Authority, (Series 2008A) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.010%, 2/3/2016	$6,700,000
3,300,000	Clackamas County, OR Hospital Facilities Authority, (Series 2008B) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.010%, 2/3/2016	3,300,000
	TOTAL	10,000,000
	Pennsylvania—4.6%
800,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	800,000
9,800,000	Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	9,800,000
5,820,000	Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/4/2016	5,820,000
8,755,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/4/2016	8,755,000
4,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	4,000,000
1,200,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/4/2016	1,200,000
12,000,000	Dallastown Area School District, PA, (Series of 2015) VRNs, 1.251%, 4/1/2016	12,022,456
21,470,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 2/3/2016	21,470,000
14,265,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.030%, 2/4/2016	14,265,000
4,425,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	4,425,000
2,500,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/3/2016	2,500,000
4,875,000	Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	4,875,000
29,235,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.010%, 2/4/2016	29,235,000
53,700,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.010%, 2/4/2016	53,700,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$86,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 2/4/2016	$86,700,000
18,050,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2016	18,050,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/4/2016	20,000,000
4,500,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.050%, 2/4/2016	4,500,000
		TOTAL	302,117,456
		South Carolina—0.5%
10,000,000		Columbia, SC Waterworks & Sewer System, (Series 2009) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/4/2016	10,000,000
7,410,000	[3,4]	Greenwood County, SC Hospital, Stage Trust (Series 2009-66C), 0.14% TOBs (Self Regional Healthcare)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ) 2/11/2016	7,410,000
6,500,000		Lexington, SC Water & Sewage, (Series 2015, 2.50% BANs, 12/1/2016	6,599,232
3,650,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.110%, 2/4/2016	3,650,000
4,425,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,425,000
		TOTAL	32,084,232
		Tennessee—3.2%
4,930,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/3/2016	4,930,000
365,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/3/2016	365,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.190%, 2/4/2016	35,095,000
37,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.10% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 4/8/2016	37,500,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.140%, 3/9/2016	12,500,000
4,300,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,300,000
55,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	55,000,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$44,850,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	$44,850,000
17,200,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/4/2016	17,200,000
		TOTAL	211,740,000
		Texas—10.1%
3,950,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	3,950,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.020%, 2/4/2016	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.040%, 2/4/2016	24,150,000
2,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.010%, 2/4/2016	2,600,000
8,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/4/2016	8,900,000
5,000,000		Garland, TX, Electric Utility System (Series 2014), 0.08% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/1/2016	5,000,000
16,150,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Receipts (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.020%, 2/4/2016	16,150,000
10,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2016	10,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/17/2016	34,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.10% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/28/2016	30,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2016	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.25% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/1/2016	57,500,000
4,560,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	4,560,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	$15,500,000
15,320,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	15,320,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.080%, 2/4/2016	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/4/2016	18,965,000
13,331,000		Lower Colorado River Authority, TX, (Series A), 0.06% CP (Lower Colorado River Authority Transmission Services Corp.)/(JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/16/2016	13,331,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	40,000,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	25,660,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	8,300,000
11,635,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	11,635,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 2/3/2016	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 2/3/2016	21,000,000
80,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.05% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 2/2/2016	80,000,000
16,750,000		San Antonio, TX Electric & Gas System, (Series A), 0.08% CP, Mandatory Tender 2/11/2016	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.010%, 2/4/2016	15,000,000
14,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.210%, 2/4/2016	14,000,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$8,285,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	$8,285,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.010%, 2/4/2016	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	16,000,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 2/4/2016	23,000,000
30,000,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	30,000,000
10,030,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 2/3/2016	10,030,000
		TOTAL	663,566,000
		Utah—0.5%
350,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	350,000
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.210%, 2/4/2016	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.210%, 2/4/2016	24,000,000
		TOTAL	32,450,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 2/4/2016	14,350,000
		Virginia—2.4%
15,705,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.190%, 2/4/2016	15,705,000
5,000,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.010%, 2/4/2016	5,000,000
3,000,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	3,000,000
3,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	3,500,000
17,865,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	17,865,000
16,855,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	16,855,000
13,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	13,000,000
Semi-Annual Shareholder Report
25

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$6,955,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), 7 Month Windows MVRENs (Series 2010B), 0.210%, 2/4/2016	$6,955,000
9,060,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.210%, 2/4/2016	9,060,000
57,120,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/24/2016	57,120,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.02% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 2/3/2016	10,000,000
		TOTAL	158,060,000
		Washington—1.0%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, PUTTERs (Series 2856Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	24,845,000
15,000,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.020%, 2/3/2016	15,000,000
7,000,000		King County, WA Sewer System, (Series 2001B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.010%, 2/3/2016	7,000,000
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 2/4/2016	3,340,000
12,450,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/3/2016	12,450,000
		TOTAL	62,635,000
		West Virginia—1.1%
48,275,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	48,275,000
21,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	21,300,000
		TOTAL	69,575,000
		Wisconsin—3.0%
5,300,000		Green Bay, WI Area Public School District, 2.00% Bonds, 4/1/2016	5,313,827
8,005,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	8,005,000
28,105,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.06% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/2/2016	28,105,000
17,835,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.190%, 2/4/2016	17,835,000
Semi-Annual Shareholder Report
26

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$12,200,000	Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.210%, 2/4/2016	$12,200,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.250%, 1/7/2016	3,770,000
4,265,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.020%, 1/7/2016	4,265,000
115,950,000	Wisconsin State, GO Extendible Municipal CP, 0.050%, 2/16/2016	115,950,000
	TOTAL	195,443,827
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	6,570,343,293
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(18,962,189)
	TOTAL NET ASSETS—100%	$6,551,381,104
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
Semi-Annual Shareholder Report
27

2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $1,754,074,500, which represented 26.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $1,754,074,500, which represented 26.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
28

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendible Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.02%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.07%[3,4]	0.08%[4]	0.10%[4]	0.18%[4]	0.21%[4]	0.21%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.03%	0.10%
Expense waiver/reimbursement[5]	0.22%[3]	0.21%	0.19%	0.11%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,423,169	$5,295,667	$5,272,724	$5,906,897	$6,671,609	$9,147,097
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.07%, 0.08%, 0.10%, 0.18%, 0.21% and 0.22% for the six months ended January 31, 2016 and for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
30

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.07%[3,4]	0.08%[4]	0.10%[4]	0.18%[4]	0.24%[4]	0.30%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.47%[3]	0.46%	0.44%	0.36%	0.30%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,128,213	$1,179,326	$1,241,451	$1,339,613	$1,620,808	$1,634,926
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.07%, 0.08%, 0.10%, 0.18%, 0.24% and 0.30% for the six months ended January 31, 2016 and for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
31

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,570,343,293
Cash		26,932,189
Income receivable		3,760,122
Receivable for investments sold		1,000
Receivable for shares sold		214,386
TOTAL ASSETS		6,601,250,990
Liabilities:
Payable for investments purchased	$49,798,613
Payable for shares redeemed	4,672
Income distribution payable	47,201
Payable to adviser (Note 4)	10,499
Accrued expenses (Note 4)	8,901
TOTAL LIABILITIES		49,869,886
Net assets for 6,551,302,207 shares outstanding		$6,551,381,104
Net Assets Consist of:
Paid-in capital		$6,551,282,724
Accumulated net realized gain on investments		98,025
Undistributed net investment income		355
TOTAL NET ASSETS		$6,551,381,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$5,423,168,568 ÷ 5,423,103,092 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,128,212,536 ÷ 1,128,199,115 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
32

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$2,771,771
Expenses:
Investment adviser fee (Note 4)		$6,627,160
Administrative fee (Note 4)		2,592,836
Custodian fees		106,803
Transfer agent fee		27,890
Directors'/Trustees' fees (Note 4)		22,611
Auditing fees		10,864
Legal fees		50,273
Portfolio accounting fees		98,464
Other service fees (Note 4)		1,428,658
Share registration costs		31,631
Printing and postage		16,088
Miscellaneous (Note 4)		97,096
TOTAL EXPENSES		11,110,374
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,627,160)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,041,862)
Reduction of custodian fees (Note 5)	(237)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(8,669,259)
Net expenses			2,441,115
Net investment income			330,656
Net realized gain on investments			98,082
Change in net assets resulting from operations			$428,738
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
33

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$330,656	$674,552
Net realized gain on investments	98,082	1,538,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	428,738	2,213,100
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(273,683)	(554,557)
Service Shares	(57,039)	(119,615)
Distributions from net realized gain on investments
Wealth Shares	(983,372)	(786,949)
Service Shares	(189,379)	(160,788)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,503,473)	(1,621,909)
Share Transactions:
Proceeds from sale of shares	9,438,815,753	21,073,385,239
Net asset value of shares issued to shareholders in payment of distributions declared	345,794	387,252
Cost of shares redeemed	(9,361,698,739)	(21,113,546,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	77,462,808	(39,773,655)
Change in net assets	76,388,073	(39,182,464)
Net Assets:
Beginning of period	6,474,993,031	6,514,175,495
End of period (including undistributed net investment income of $355 and $421, respectively)	$6,551,381,104	$6,474,993,031
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of total fund expenses waivers, reimbursements and reduction of $8,669,259 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended January 31, 2016, unaffiliated third parties waived $642 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,428,658	$(2,369)	$(1,426,289)
For the six months ended January 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,121,074,592	$8,121,074,592	18,579,593,514	$18,579,593,514
Shares issued to shareholders in payment of distributions declared	247,978	247,978	282,594	282,594
Shares redeemed	(7,992,938,483)	(7,992,938,483)	(18,557,421,934)	(18,557,421,934)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	128,384,087	$128,384,087	22,454,174	$22,454,174
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,741,161	$1,317,741,161	2,493,791,725	$2,493,791,725
Shares issued to shareholders in payment of distributions declared	97,816	97,816	104,658	104,658
Shares redeemed	(1,368,760,256)	(1,368,760,256)	(2,556,124,212)	(2,556,124,212)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(50,921,279)	(50,921,279)	(62,227,829)	$(62,227,829)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	77,462,808	$77,462,808	(39,773,655)	$(39,773,655)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived its entire fee of $6,627,160 and voluntarily reimbursed $612,562 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $2,369 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,320,365,000 and $957,500,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2016, the Fund's expenses were reduced by $237 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$0.35[2]
Service Shares	$1,000	$1,000.20	$0.35[3]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.78	$0.36[2]
Service Shares	$1,000	$1,024.78	$0.36[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.07%
Service Shares	0.07%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.31 and $2.34, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
49

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
50

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Wealth	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	74.6%
Municipal Notes	14.7%
Commercial Paper	11.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At January 31, 2016, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.1%
8-30 Days	3.9%
31-90 Days	7.7%
91-180 Days	4.4%
181 Days or more	10.2%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.3%[1,2]
		Alabama—4.2%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.020%, 2/4/2016	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Alliance Senior Credit Group)/(U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	8,000,000
27,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	27,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.050%, 2/3/2016	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.020%, 2/4/2016	28,000,000
8,330,000		Mobile, AL Downtown Redevelopment Authority, (Series 2011-A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Austal USA, LLC)/ (Bank of America N.A. LOC), 0.010%, 2/4/2016	8,330,000
35,000,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.030%, 2/1/2016	35,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.050%, 2/4/2016	12,000,000
11,500,000		Mobile, AL IDB, PCRBs (Series 2007C) Weekly VRDNs (Alabama Power Co.), 0.060%, 2/4/2016	11,500,000
29,100,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.020%, 2/3/2016	29,100,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	10,000,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	25,000,000
40,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	40,000,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	10,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$8,800,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.050%, 2/4/2016	$8,800,000
5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	5,410,000
		TOTAL	278,140,000
		Alaska—1.8%
5,015,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/4/2016	5,015,000
36,000,000		Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 2/4/2016	36,000,000
55,150,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.050%, 2/4/2016	55,150,000
24,575,000	[3,4]	Anchorage, AK Wastewater Revenue, Solar Eclipse (Series 2007-0097), 0.10% TOBs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), Optional Tender 2/4/2016	24,575,000
		TOTAL	120,740,000
		Arizona—1.5%
14,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Barclays Bank PLC LOC), 0.010%, 2/3/2016	14,250,000
4,910,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	4,910,000
9,250,000		Arizona Health Facilities Authority, (Series 2015B) Weekly VRDNs (Banner Health)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/3/2016	9,250,000
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.010%, 2/4/2016	4,000,000
5,000,000		Phoenix, AZ IDA, (Series 2014B) Daily VRDNs (Mayo Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	5,000,000
21,785,000		Salt River Pima-Maricopa, AZ Indian Community, (Series 2006) Weekly VRDNs (Bank of America N.A. LOC), 0.020%, 2/4/2016	21,785,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.040%, 2/4/2016	28,500,000
		TOTAL	95,540,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—8.8%
$2,500,000		Bay Area Toll Authority, CA, (2008 Series C-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/4/2016	$2,500,000
15,450,000	[3,4]	Bay Area Toll Authority, CA, Tender Option Bond Trust Certificates (2015-XF1044) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	15,450,000
6,400,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.020%, 2/4/2016	6,400,000
5,410,000		California Health Facilities Financing Authority, (Series 2005H) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	5,410,000
10,000,000		California Health Facilities Financing Authority, (Series 2006D), 0.08% CP (Kaiser Permanente), Mandatory Tender 3/8/2016	10,000,000
3,500,000		California Health Facilities Financing Authority, (Series 2008G) Weekly VRDNs (Scripps Health)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/3/2016	3,500,000
13,980,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	13,980,000
5,000,000		California State, (Series 2005 A1-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.010%, 2/3/2016	5,000,000
3,000,000		California State, (Series 2005A-3) Weekly VRDNs (Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	3,000,000
5,325,000		California State, (Series 2011A-2), 0.02% CP (Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/10/2016	5,325,000
22,500,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2031	23,119,425
24,995,000		California State, 5.00% Bonds (United States Treasury PRF 9/1/2016@100), 9/1/2032	25,683,112
7,500,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1037) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	7,500,000
26,125,000	[3,4]	California State, Tender Option Bond Trust Certificates (2015-XF1039) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/4/2016	26,125,000
12,290,000		California Statewide CDA, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	12,290,000
19,045,000		California Statewide CDA, (Series 2004E), 0.23% CP (Kaiser Permanente), Mandatory Tender 6/1/2016	19,045,000
16,700,000		California Statewide CDA, (Series 2004I), 0.07% CP (Kaiser Permanente), Mandatory Tender 2/18/2016	16,700,000
30,800,000		California Statewide CDA, (Series 2004I), 0.14% CP (Kaiser Permanente), Mandatory Tender 2/4/2016	30,800,000
9,110,000		California Statewide CDA, (Series 2004K), 0.22% CP (Kaiser Permanente), Mandatory Tender 5/4/2016	9,110,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$11,000,000		California Statewide CDA, (Series 2008B), 0.08% CP (Kaiser Permanente), Mandatory Tender 3/8/2016	$11,000,000
4,000,000		California Statewide CDA, (Series 2008B), 0.10% CP (Kaiser Permanente), Mandatory Tender 4/1/2016	4,000,000
25,000,000		California Statewide CDA, (Series 2008B), 0.25% CP (Kaiser Permanente), Mandatory Tender 7/6/2016	25,000,000
8,750,000		California Statewide CDA, (Series 2009 B-6), 0.21% CP (Kaiser Permanente), Mandatory Tender 5/3/2016	8,750,000
48,000,000		California Statewide CDA, (Series 2010A: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), Mandatory Tender 3/1/2016	48,000,000
42,000,000		California Statewide CDA, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.07% TOBs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ) 5/2/2016	42,000,000
42,490,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	42,490,000
40,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/4/2016	40,000,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.100%, 2/4/2016	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank NA LIQ), 0.070%, 2/4/2016	21,500,000
8,200,000		San Francisco, CA City & County Airport Commission, Second Series (Issue 36B) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/3/2016	8,200,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, Tender Option Bond Trust Certificates (2015-XF1032) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.100%, 2/4/2016	7,735,000
47,975,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-474) Weekly VRDNs (Deutsche Bank AG LIQ), 0.100%, 2/4/2016	47,975,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.080%, 2/4/2016	15,390,000
6,500,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 2/4/2016	6,500,000
		TOTAL	578,377,537
		Colorado—1.8%
22,900,000	[3,4]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	22,900,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$16,660,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	$16,660,000
31,220,000		University of Colorado Hospital Authority, MVRENs (Series 2015A), 0.190%, 2/4/2016	31,220,000
36,765,000		University of Colorado Hospital Authority, MVRENs (Series 2015B), 0.190%, 2/4/2016	36,765,000
12,975,000		University of Colorado Hospital Authority, MVRENs (Series 2015C), 0.190%, 2/4/2016	12,975,000
		TOTAL	120,520,000
		Connecticut—0.2%
2,000,000		Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.010%, 2/4/2016	2,000,000
3,815,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.010%, 2/4/2016	3,815,000
4,000,000		Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/4/2016	4,000,000
3,900,000		Essex, CT, 1.25% BANs, 8/19/2016	3,918,105
		TOTAL	13,733,105
		District of Columbia—0.9%
3,265,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/5/2016	3,265,000
4,375,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,375,000
2,800,000		District of Columbia Revenue, (Series 2008a) Weekly VRDNs (Pew Charitable Trusts)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	2,800,000
11,920,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	11,920,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	12,575,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 2/4/2016	26,665,000
		TOTAL	61,600,000
		Florida—9.1%
16,980,000	[3,4]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.140%, 2/4/2016	16,980,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$28,375,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-55 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.040%, 2/4/2016	$28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.010%, 2/4/2016	18,000,000
9,750,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/3/2016	9,750,000
5,680,000	[3,4]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.14% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/10/2016	5,680,000
16,215,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198), 0.06% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/25/2016	16,215,000
58,305,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.010%, 2/1/2016	58,305,000
5,975,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.010%, 2/3/2016	5,975,000
16,500,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	16,500,000
3,750,000	[3,4]	Miami Beach, FL Resort Tax, Tender Option Bond Trust Receipts (2015-ZM0119) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.020%, 2/4/2016	3,750,000
7,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-56), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Optional Tender 3/1/2016	7,000,000
17,000,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-64), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	17,000,000
4,150,000	[3,4]	Miami-Dade County, FL, RBC Muni Trust (Series E-66), 0.10% TOBs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	4,150,000
9,335,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	9,335,000
20,085,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2016	20,085,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 2/4/2016	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/4/2016	77,350,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	$22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/4/2016	36,400,000
20,000,000	[3,4]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.10% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), Mandatory Tender 2/1/2016	20,000,000
15,535,000	[3,4]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	15,535,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.210%, 2/4/2016	16,500,000
4,000,000		Putnam County, FL Development Authority, (PCR: Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	4,000,000
108,000,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.010%, 2/1/2016	108,000,000
7,500,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.08% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2016	7,500,000
13,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.210%, 2/4/2016	13,000,000
25,000,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/3/2016	25,000,000
		TOTAL	594,700,000
		Georgia—3.4%
31,765,000	[3,4]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	31,765,000
10,000,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.010%, 2/4/2016	10,000,000
3,500,000		Clayton County, GA Housing Authority, (Series 1996) Weekly VRDNs (BS Partners, LP)/(FNMA LOC), 0.010%, 2/4/2016	3,500,000
7,400,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.020%, 2/4/2016	7,400,000
10,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.070%, 2/4/2016	10,000,000
53,800,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	53,800,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$4,335,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	$4,335,000
50,290,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Optional Tender 2/1/2016	50,290,000
32,365,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.07% TOBs (Royal Bank of Canada, Montreal LOC), Mandatory Tender 4/1/2016	32,365,000
5,170,000	[3,4]	Private Colleges & Universities Facilities of GA, Floater Certificates (Series 2008-3068X) Weekly VRDNs (Emory University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	5,170,000
11,100,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/3/2016	11,100,000
		TOTAL	219,725,000
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), MVRENs (2015 Series C), 0.250%, 2/4/2016	10,500,000
		Idaho—0.2%
15,805,000		Idaho Health Facilities Authority, (Series 2013ID), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	15,805,000
		Illinois—3.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.010%, 2/4/2016	12,410,000
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.210%, 2/4/2016	600,000
4,225,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.010%, 2/4/2016	4,225,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Tender Option Bond Trust Receipts (2015-XF0232) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	28,000,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.010%, 2/3/2016	33,200,000
18,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/3/2016	18,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	6,500,000
5,650,000		Illinois Finance Authority Weekly VRDNs (Steppenwolf Theatre)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/4/2016	5,650,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$11,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.210%, 2/4/2016	$11,500,000
29,400,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	29,400,000
900,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/4/2016	900,000
6,075,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	6,075,000
3,050,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/4/2016	3,050,000
7,700,000		Illinois Finance Authority, (Series 2012) Weekly VRDNs (Illinois Wesleyan University)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	7,700,000
10,200,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Certificates (2015-XF2160) Weekly VRDNs (University of Chicago)/(Barclays Bank PLC LIQ), 0.030%, 2/4/2016	10,200,000
4,500,000	[3,4]	Illinois Finance Authority, Tender Option Bond Trust Receipts (2015-XF0253) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	4,500,000
5,200,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.010%, 2/4/2016	5,200,000
10,150,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.020%, 2/5/2016	10,150,000
7,415,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	7,415,000
		TOTAL	220,075,000
		Indiana—2.7%
3,030,000		Indiana Municipal Power Agency, (Series 2016B) Daily VRDNs (U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	3,030,000
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.010%, 2/4/2016	12,000,000
15,000,000	[3,4]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.14% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 3/10/2016	15,000,000
5,890,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.030%, 2/5/2016	5,890,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.050%, 2/4/2016	6,500,000
123,000,000		Posey County, IN EDA, (Series 2013A), 0.35% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury), Mandatory Tender 8/2/2016	123,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—continued
$9,515,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.080%, 2/4/2016	$9,515,000
		TOTAL	174,935,000
		Iowa—0.7%
24,005,000	[3,4]	Iowa Finance Authority, Barclays Floater Certificates (Series 2016-1WE) Weekly VRDNs (UnityPoint Health)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	24,005,000
23,500,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.040%, 2/4/2016	23,500,000
		TOTAL	47,505,000
		Kansas—0.3%
3,250,000		Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	3,250,000
12,000,000		Burlington, KS, (Series 2007B) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	12,000,000
5,400,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.010%, 2/4/2016	5,400,000
		TOTAL	20,650,000
		Kentucky—0.7%
20,260,000	[3,4]	Kentucky Municipal Power Agency, Solar Eclipse (Series 2007-0107) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.030%, 2/4/2016	20,260,000
25,000,000		Pikeville, KY, (Series 2015), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2016	25,013,394
		TOTAL	45,273,394
		Louisiana—3.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.040%, 2/3/2016	25,000,000
2,885,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.030%, 2/3/2016	2,885,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.030%, 2/3/2016	3,350,000
9,055,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (Go To The Show LLC)/(FHLB of Dallas LOC), 0.010%, 2/3/2016	9,055,000
4,000,000		Louisiana Public Facilities Authority, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	4,000,000
25,800,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	25,800,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$14,800,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.010%, 2/1/2016	$14,800,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	12,125,000
5,200,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	5,200,000
4,400,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/3/2016	4,400,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.010%, 2/4/2016	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.030%, 2/4/2016	5,400,000
20,000,000		St. James Parish, LA, (Series 2010) Weekly VRDNs (NuStar Logistics, L.P.)/(Mizuho Bank Ltd. LOC), 0.010%, 2/3/2016	20,000,000
22,000,000		St. James Parish, LA, (Series 2011) Weekly VRDNs (NuStar Logistics, L.P.)/(Bank of Nova Scotia, Toronto LOC), 0.010%, 2/3/2016	22,000,000
		TOTAL	250,090,000
		Maine—0.1%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	3,350,000
		Maryland—0.5%
2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/2/2016	2,305,000
15,300,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.010%, 2/4/2016	15,300,000
725,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.060%, 2/2/2016	725,000
1,149,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.110%, 2/2/2016	1,149,000
11,200,000		Montgomery County, MD, Consolidated Public Improvement Bond Anticipation Notes (2006 Series B) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	11,200,000
		TOTAL	30,679,000
		Massachusetts—3.5%
9,822,000		Attleboro, MA, 1.25% BANs, 6/15/2016	9,855,946
38,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	38,000,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$57,500,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.040%, 2/4/2016	$57,500,000
25,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 2/4/2016	25,000,000
13,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 5004) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/1/2016	13,000,000
30,695,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.03% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 2/3/2016	30,695,000
10,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	10,000,000
15,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.210%, 2/4/2016	15,210,000
16,000,000		Massachusetts School Building Authority, 2015 (Series C), 0.05% CP (Barclays Bank PLC LOC), Mandatory Tender 2/4/2016	16,000,000
14,295,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.260%, 2/4/2016	14,295,000
		TOTAL	229,555,946
		Michigan—3.2%
15,000,000	[3,4]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.160%, 2/4/2016	15,000,000
33,050,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	33,050,000
5,310,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/3/2016	5,310,000
4,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/4/2016	4,415,000
1,555,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2016	1,555,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.190%, 2/4/2016	8,650,000
10,625,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.190%, 2/4/2016	10,625,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.190%, 2/4/2016	7,100,000
5,800,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	5,800,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Michigan—continued
$2,850,000	Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.020%, 2/4/2016	$2,850,000
7,500,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	7,500,000
3,140,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada, Montreal LIQ), 0.010%, 2/3/2016	3,140,000
19,800,000	Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	19,800,000
10,000,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	10,000,000
370,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	370,000
7,500,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/4/2016	7,500,000
34,875,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.010%, 2/4/2016	34,875,000
1,715,000	Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	1,715,000
4,060,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/3/2016	4,060,000
23,855,000	St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2016	23,855,000
	TOTAL	207,170,000
	Minnesota—2.1%
9,545,000	Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.030%, 2/4/2016	9,545,000
9,585,000	Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/4/2016	9,585,000
18,310,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 2/4/2016	18,310,000
9,995,000	Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.020%, 2/4/2016	9,995,000
23,675,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2004B) Daily VRDNs (Children's Hospitals & Clinics)/ (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	23,675,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Minnesota—continued
$18,670,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	$18,670,000
2,150,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.020%, 2/1/2016	2,150,000
3,750,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.010%, 2/4/2016	3,750,000
7,345,000	Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2016	7,345,000
4,560,000	Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.030%, 2/4/2016	4,560,000
2,000,000	Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.030%, 2/4/2016	2,000,000
4,500,000	Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.010%, 2/3/2016	4,500,000
5,000,000	Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,000,763
4,200,000	Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.030%, 2/4/2016	4,200,000
4,000,000	St. Francis, MN, Temporary Sewer Revenue Bonds (Series 2015B), 1.00% Bonds (GTD by Minnesota State), 11/1/2016	4,006,902
7,292,000	St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.010%, 2/4/2016	7,292,000
	TOTAL	134,584,665
	Mississippi—0.1%
7,140,000	Mississippi Business Finance Corp., (Series 2009) Weekly VRDNs (King Edward Hotel LLC)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	7,140,000
	Missouri—1.1%
7,625,000	Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.110%, 2/4/2016	7,625,000
10,000,000	Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	10,000,000
2,200,000	Missouri Development Finance Board, Infrastructure Facilities Daily VRDNs (St. Louis Convention Center)/(U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	2,200,000
12,000,000	Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.210%, 2/4/2016	12,000,000
26,000,000	Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2016	26,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—continued
$15,210,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.010%, 2/4/2016	$15,210,000
		TOTAL	73,035,000
		Multi-State—1.6%
9,685,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	9,685,000
11,385,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	11,385,000
10,525,000		FHLMC, Floater Certificates (Series M033-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.020%, 2/4/2016	10,525,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/4/2016	44,300,000
27,500,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.090%, 2/4/2016	27,500,000
		TOTAL	103,395,000
		Nebraska—0.1%
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.040%, 2/4/2016	10,000,000
		Nevada—0.5%
1,250,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/3/2016	1,250,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.010%, 2/4/2016	28,500,000
		TOTAL	29,750,000
		New Hampshire—0.0%
2,300,000		New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth College, NH)/(Bank of New York Mellon LIQ), 0.010%, 2/1/2016	2,300,000
		New Jersey—4.6%
24,827,983		Bloomfield Township, NJ, 2.00% BANs, 1/13/2017	25,131,649
25,096,732		Brick Township, NJ, 2.00% BANs, 12/15/2016	25,375,949
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,341,348
45,000,000		Hamilton Township, NJ, 1.50% BANs, 6/10/2016	45,171,773
15,000,000		Howell Township, NJ, (Series 2015A), 1.50% BANs, 10/21/2016	15,099,652
10,112,300		Marlboro Township, NJ, 1.00% BANs, 2/12/2016	10,114,290
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$16,050,110		Morristown, NJ, 1.00% BANs, 6/10/2016	$16,085,266
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificates Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.020%, 2/4/2016	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	30,305,000
45,280,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-339) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	45,280,000
15,060,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	15,060,000
10,752,000		Paramus, NJ, 1.00% BANs, 2/19/2016	10,755,860
9,700,714		Point Pleasant Beach, NJ, 2.00% BANs, 8/5/2016	9,764,312
7,116,000		Watchung Borough, NJ, 1.00% BANs, 2/26/2016	7,119,055
		TOTAL	304,604,154
		New York—8.1%
20,000,000		Amherst, NY, 2.00% BANs, 11/10/2016	20,230,730
49,705,000	[3,4]	Battery Park, NY City Authority, PUTTERs (Series 4410), 0.08% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 4/21/2016	49,705,000
42,380,000		Corning, NY City School District, (Series 2015B), 1.25% BANs, 6/23/2016	42,517,118
27,685,000		Liverpool, NY CSD, (Series 2015B), 1.00% BANs, 6/30/2016	27,764,252
3,270,000		Metropolitan Transportation Authority, NY, (Series 2002G-1G) Weekly VRDNs (MTA Transportation Revenue)/(TD Bank, N.A. LOC), 0.010%, 2/4/2016	3,270,000
6,000,000		Metropolitan Transportation Authority, NY, (Series 2015E-1) Daily VRDNs (MTA Transportation Revenue)/(U.S. Bank, N.A. LOC), 0.010%, 2/1/2016	6,000,000
4,000,000		New York City, NY Municipal Water Finance Authority, (2014 Series AA-1) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/1/2016	4,000,000
21,135,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 2/1/2016	21,135,000
36,400,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.010%, 2/1/2016	36,400,000
5,600,000		New York City, NY Transitional Finance Authority, (1999 Subseries A-2) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	5,600,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,200,000		New York City, NY Transitional Finance Authority, (Series 2014B-3) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/1/2016	$3,200,000
23,065,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.010%, 2/1/2016	23,065,000
3,000,000	[3,4]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Receipts (2015-XM0086) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,000,000
4,000,000		New York City, NY, (Fiscal 2004 Series H-6) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/3/2016	4,000,000
4,900,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (Bank of New York Mellon LOC), 0.010%, 2/1/2016	4,900,000
24,400,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Bank of Montreal LIQ), 0.010%, 2/4/2016	24,400,000
43,200,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs (Barclays Bank PLC LIQ), 0.010%, 2/1/2016	43,200,000
8,760,000	[3,4]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF2107) Weekly VRDNs (One Bryant Park LLC)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	8,760,000
3,750,000	[3,4]	New York State Dormitory Authority State Personal Income Tax Revenue, Tender Option Bond Trust Receipts (2015-XF0256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	3,750,000
2,900,000		New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	2,900,000
15,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	15,500,000
19,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.020%, 2/1/2016	19,000,000
15,000,000		New York State Urban Development Corp., State Facilities and Equipment (Series 2004A3-C) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	15,000,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank NA LIQ), 0.070%, 2/4/2016	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank NA LIQ), 0.070%, 2/4/2016	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank NA LIQ), 0.070%, 2/4/2016	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co. LIQ), 0.100%, 2/4/2016	23,500,000
10,000,000		Ogdensburg, NY Enlarged City School District, 1.25% BANs, 6/22/2016	10,023,046
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$12,000,000		Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/3/2016	$12,000,000
11,000,000		Sweet Home, NY CSD, 1.50% BANs, 6/21/2016	11,035,331
18,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.020%, 2/4/2016	18,000,000
		TOTAL	529,355,477
		North Carolina—2.1%
20,000,000		Charlotte, NC, 0.28% CP, Mandatory Tender 7/26/2016	20,000,000
20,000,000		Charlotte, NC, 0.30% CP, Mandatory Tender 3/22/2016	20,000,000
4,660,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/1/2016	4,660,000
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007C) Weekly VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.010%, 2/4/2016	5,000,000
3,420,000		Guilford County, NC, (Series 2005B) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.020%, 2/4/2016	3,420,000
17,950,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.190%, 2/4/2016	17,950,000
7,900,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	7,900,000
955,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.010%, 2/3/2016	955,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	5,000,000
1,440,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	1,440,000
1,479,500	[3,4]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	1,479,500
12,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.010%, 2/4/2016	12,500,000
20,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.010%, 2/4/2016	20,000,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.16% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/7/2016	4,015,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.130%, 2/4/2016	$1,000,000
9,490,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.010%, 2/3/2016	9,490,000
		TOTAL	134,809,500
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/3/2016	29,124,000
		Ohio—1.5%
19,710,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.010%, 2/1/2016	19,710,000
9,900,000		Franklin County, OH Hospital Facility Authority, (Series 2008B) Weekly VRDNs (Nationwide Children's Hospital), 0.010%, 2/4/2016	9,900,000
3,835,000		Franklin County, OH Hospital Facility Authority, (Series 2008F) Weekly VRDNs (Nationwide Children's Hospital)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	3,835,000
13,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.13% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2016	13,000,000
7,000,000		Montgomery County, OH, (Series 2011B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	7,000,000
2,500,000		Montgomery County, OH, (Series 2011C) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	2,500,000
25,000,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.010%, 2/1/2016	25,000,000
9,100,000		Ohio State Higher Educational Facility Commission, (Series 2013B-2) Daily VRDNs (Cleveland Clinic)/(Bank of New York Mellon LIQ), 0.010%, 2/1/2016	9,100,000
4,000,000		Ohio State University, (Series 2010E) Weekly VRDNs, 0.010%, 2/3/2016	4,000,000
3,700,000		Ohio State, (Series 2001B) Weekly VRDNs, 0.010%, 2/3/2016	3,700,000
3,745,000		Ohio State, Common Schools GO Bonds (Series 2005A) Weekly VRDNs, 0.010%, 2/3/2016	3,745,000
		TOTAL	101,490,000
		Oklahoma—0.3%
14,700,000		Oklahoma Development Finance Authority, (INTEGRIS Obligated Group), MVRENs (Series B), 0.190%, 2/4/2016	14,700,000
5,370,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/4/2016	5,370,000
		TOTAL	20,070,000
Semi-Annual Shareholder Report
20

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Oregon—0.2%
$6,700,000	Clackamas County, OR Hospital Facilities Authority, (Series 2008A) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.010%, 2/3/2016	$6,700,000
3,300,000	Clackamas County, OR Hospital Facilities Authority, (Series 2008B) Weekly VRDNs (Legacy Health System)/(U.S. Bank, N.A. LOC), 0.010%, 2/3/2016	3,300,000
	TOTAL	10,000,000
	Pennsylvania—4.6%
800,000	Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2016	800,000
9,800,000	Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.010%, 2/4/2016	9,800,000
5,820,000	Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/4/2016	5,820,000
8,755,000	Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/4/2016	8,755,000
4,000,000	Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.010%, 2/4/2016	4,000,000
1,200,000	Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/4/2016	1,200,000
12,000,000	Dallastown Area School District, PA, (Series of 2015) VRNs, 1.251%, 4/1/2016	12,022,456
21,470,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.070%, 2/3/2016	21,470,000
14,265,000	Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.030%, 2/4/2016	14,265,000
4,425,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	4,425,000
2,500,000	New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/3/2016	2,500,000
4,875,000	Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2016	4,875,000
29,235,000	Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.010%, 2/4/2016	29,235,000
53,700,000	Philadelphia, PA School District, (Series G of 2010) Weekly VRDNs (PNC Bank, N.A. LOC), 0.010%, 2/4/2016	53,700,000
Semi-Annual Shareholder Report
21

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$86,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.080%, 2/4/2016	$86,700,000
18,050,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2016	18,050,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.030%, 2/4/2016	20,000,000
4,500,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.050%, 2/4/2016	4,500,000
		TOTAL	302,117,456
		South Carolina—0.5%
10,000,000		Columbia, SC Waterworks & Sewer System, (Series 2009) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/4/2016	10,000,000
7,410,000	[3,4]	Greenwood County, SC Hospital, Stage Trust (Series 2009-66C), 0.14% TOBs (Self Regional Healthcare)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ) 2/11/2016	7,410,000
6,500,000		Lexington, SC Water & Sewage, (Series 2015, 2.50% BANs, 12/1/2016	6,599,232
3,650,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.110%, 2/4/2016	3,650,000
4,425,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,425,000
		TOTAL	32,084,232
		Tennessee—3.2%
4,930,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/3/2016	4,930,000
365,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/3/2016	365,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.190%, 2/4/2016	35,095,000
37,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, (Series A), 0.10% CP (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), Mandatory Tender 4/8/2016	37,500,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.140%, 3/9/2016	12,500,000
4,300,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	4,300,000
55,000,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008A) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	55,000,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Tennessee—continued
$44,850,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2008B) Daily VRDNs (Methodist Le Bonheur Healthcare)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.010%, 2/1/2016	$44,850,000
17,200,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/4/2016	17,200,000
		TOTAL	211,740,000
		Texas—10.1%
3,950,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/4/2016	3,950,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.020%, 2/4/2016	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(Texas PSFG Program LOC), 0.040%, 2/4/2016	24,150,000
2,600,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.010%, 2/4/2016	2,600,000
8,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/4/2016	8,900,000
5,000,000		Garland, TX, Electric Utility System (Series 2014), 0.08% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 3/1/2016	5,000,000
16,150,000	[3,4]	Grand Parkway Transportation Corp., TX, Tender Option Bond Trust Receipts (2015-XF0228) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.020%, 2/4/2016	16,150,000
10,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2016	10,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.07% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/17/2016	34,000,000
30,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.10% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/28/2016	30,000,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.18% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/3/2016	28,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.25% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 3/1/2016	57,500,000
4,560,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	4,560,000
Semi-Annual Shareholder Report
23

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$15,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	$15,500,000
15,320,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.010%, 2/1/2016	15,320,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.080%, 2/4/2016	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.020%, 2/4/2016	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.030%, 2/4/2016	18,965,000
13,331,000		Lower Colorado River Authority, TX, (Series A), 0.06% CP (Lower Colorado River Authority Transmission Services Corp.)/(JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/16/2016	13,331,000
40,000,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DB-620) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	40,000,000
25,660,000	[3,4]	North Texas Tollway Authority, SPEARs (Series DBE-626) Weekly VRDNs (GTD by Deutsche Bank AG)/(Assured Guaranty Municipal Corp. INS)/(Deutsche Bank AG LIQ), 0.110%, 2/4/2016	25,660,000
8,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	8,300,000
11,635,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.010%, 2/1/2016	11,635,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 2/3/2016	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.020%, 2/3/2016	21,000,000
80,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.05% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 2/2/2016	80,000,000
16,750,000		San Antonio, TX Electric & Gas System, (Series A), 0.08% CP, Mandatory Tender 2/11/2016	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.010%, 2/4/2016	15,000,000
14,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.210%, 2/4/2016	14,000,000
Semi-Annual Shareholder Report
24

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$8,285,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1) Weekly VRDNs (Christus Health System)/(Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/3/2016	$8,285,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.010%, 2/4/2016	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Tender Option Bond Trust Certificates (2015-XF2001) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.020%, 2/4/2016	16,000,000
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.010%, 2/4/2016	23,000,000
30,000,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.020%, 2/3/2016	30,000,000
10,030,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.030%, 2/3/2016	10,030,000
		TOTAL	663,566,000
		Utah—0.5%
350,000		Murray City, Utah Hospital Revenue, (Series 2005 D) Daily VRDNs (IHC Health Services, Inc.)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/1/2016	350,000
8,100,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014B), 0.210%, 2/4/2016	8,100,000
24,000,000		Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.210%, 2/4/2016	24,000,000
		TOTAL	32,450,000
		Vermont—0.2%
14,350,000		Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.010%, 2/4/2016	14,350,000
		Virginia—2.4%
15,705,000		Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.190%, 2/4/2016	15,705,000
5,000,000	[3,4]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.010%, 2/4/2016	5,000,000
3,000,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	3,000,000
3,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/3/2016	3,500,000
17,865,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	17,865,000
16,855,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	16,855,000
13,000,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.010%, 2/4/2016	13,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$6,955,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), 7 Month Windows MVRENs (Series 2010B), 0.210%, 2/4/2016	$6,955,000
9,060,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.210%, 2/4/2016	9,060,000
57,120,000	[3,4]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.18% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 3/24/2016	57,120,000
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.02% CP (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), Mandatory Tender 2/3/2016	10,000,000
		TOTAL	158,060,000
		Washington—1.0%
24,845,000	[3,4]	Central Puget Sound, WA Regional Transit Authority, PUTTERs (Series 2856Z) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2016	24,845,000
15,000,000		King County, WA Sewer System, (Series 2001A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.020%, 2/3/2016	15,000,000
7,000,000		King County, WA Sewer System, (Series 2001B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.010%, 2/3/2016	7,000,000
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.060%, 2/4/2016	3,340,000
12,450,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/3/2016	12,450,000
		TOTAL	62,635,000
		West Virginia—1.1%
48,275,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.020%, 2/4/2016	48,275,000
21,300,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2016	21,300,000
		TOTAL	69,575,000
		Wisconsin—3.0%
5,300,000		Green Bay, WI Area Public School District, 2.00% Bonds, 4/1/2016	5,313,827
8,005,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.020%, 2/4/2016	8,005,000
28,105,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.06% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 2/2/2016	28,105,000
17,835,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.190%, 2/4/2016	17,835,000
Semi-Annual Shareholder Report
26

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$12,200,000	Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.210%, 2/4/2016	$12,200,000
3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.250%, 1/7/2016	3,770,000
4,265,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.020%, 1/7/2016	4,265,000
115,950,000	Wisconsin State, GO Extendible Municipal CP, 0.050%, 2/16/2016	115,950,000
	TOTAL	195,443,827
	TOTAL MUNICIPAL INVESTMENTS—100.3% (AT AMORTIZED COST)[5]	6,570,343,293
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(18,962,189)
	TOTAL NET ASSETS—100%	$6,551,381,104
At January 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2016, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
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27

2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $1,754,074,500, which represented 26.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2016, these liquid restricted securities amounted to $1,754,074,500, which represented 26.8% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
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28

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Extendible Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PRF	—Prerefunded
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
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29

Financial Highlights–Wealth Shares
(formerly, Institutional Shares)
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.02%	0.01%	0.02%	0.04%	0.10%
Ratios to Average Net Assets:
Net expenses	0.07%[3,4]	0.08%[4]	0.10%[4]	0.18%[4]	0.21%[4]	0.21%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.03%	0.10%
Expense waiver/reimbursement[5]	0.22%[3]	0.21%	0.19%	0.11%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,423,169	$5,295,667	$5,272,724	$5,906,897	$6,671,609	$9,147,097
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.07%, 0.08%, 0.10%, 0.18%, 0.21% and 0.22% for the six months ended January 31, 2016 and for the years ended July 31, 2015, 2014, 2013, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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30

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,570,343,293
Cash		26,932,189
Income receivable		3,760,122
Receivable for investments sold		1,000
Receivable for shares sold		214,386
TOTAL ASSETS		6,601,250,990
Liabilities:
Payable for investments purchased	$49,798,613
Payable for shares redeemed	4,672
Income distribution payable	47,201
Payable to adviser (Note 4)	10,499
Accrued expenses (Note 4)	8,901
TOTAL LIABILITIES		49,869,886
Net assets for 6,551,302,207 shares outstanding		$6,551,381,104
Net Assets Consist of:
Paid-in capital		$6,551,282,724
Accumulated net realized gain on investments		98,025
Undistributed net investment income		355
TOTAL NET ASSETS		$6,551,381,104
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$5,423,168,568 ÷ 5,423,103,092 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,128,212,536 ÷ 1,128,199,115 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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31

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$2,771,771
Expenses:
Investment adviser fee (Note 4)		$6,627,160
Administrative fee (Note 4)		2,592,836
Custodian fees		106,803
Transfer agent fee		27,890
Directors'/Trustees' fees (Note 4)		22,611
Auditing fees		10,864
Legal fees		50,273
Portfolio accounting fees		98,464
Other service fees (Note 4)		1,428,658
Share registration costs		31,631
Printing and postage		16,088
Miscellaneous (Note 4)		97,096
TOTAL EXPENSES		11,110,374
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 4)	$(6,627,160)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,041,862)
Reduction of custodian fees (Note 5)	(237)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(8,669,259)
Net expenses			2,441,115
Net investment income			330,656
Net realized gain on investments			98,082
Change in net assets resulting from operations			$428,738
See Notes which are an integral part of the Financial Statements
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32

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$330,656	$674,552
Net realized gain on investments	98,082	1,538,548
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	428,738	2,213,100
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(273,683)	(554,557)
Service Shares	(57,039)	(119,615)
Distributions from net realized gain on investments
Wealth Shares	(983,372)	(786,949)
Service Shares	(189,379)	(160,788)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,503,473)	(1,621,909)
Share Transactions:
Proceeds from sale of shares	9,438,815,753	21,073,385,239
Net asset value of shares issued to shareholders in payment of distributions declared	345,794	387,252
Cost of shares redeemed	(9,361,698,739)	(21,113,546,146)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	77,462,808	(39,773,655)
Change in net assets	76,388,073	(39,182,464)
Net Assets:
Beginning of period	6,474,993,031	6,514,175,495
End of period (including undistributed net investment income of $355 and $421, respectively)	$6,551,381,104	$6,474,993,031
See Notes which are an integral part of the Financial Statements
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33

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of total fund expenses waivers, reimbursements and reduction of $8,669,259 is disclosed in various locations in this Note 2, Note 4 and Note 5.
For the six months ended January 31, 2016, unaffiliated third parties waived $642 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,428,658	$(2,369)	$(1,426,289)
For the six months ended January 31, 2016, the Fund's Wealth Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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35

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,121,074,592	$8,121,074,592	18,579,593,514	$18,579,593,514
Shares issued to shareholders in payment of distributions declared	247,978	247,978	282,594	282,594
Shares redeemed	(7,992,938,483)	(7,992,938,483)	(18,557,421,934)	(18,557,421,934)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	128,384,087	$128,384,087	22,454,174	$22,454,174
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,317,741,161	$1,317,741,161	2,493,791,725	$2,493,791,725
Shares issued to shareholders in payment of distributions declared	97,816	97,816	104,658	104,658
Shares redeemed	(1,368,760,256)	(1,368,760,256)	(2,556,124,212)	(2,556,124,212)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(50,921,279)	(50,921,279)	(62,227,829)	$(62,227,829)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	77,462,808	$77,462,808	(39,773,655)	$(39,773,655)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived its entire fee of $6,627,160 and voluntarily reimbursed $612,562 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2016, FSSC reimbursed $2,369 of the other service fees disclosed in Note 2.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,320,365,000 and $957,500,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE Reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2016, the Fund's expenses were reduced by $237 under these arrangements.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
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8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
Beginning on or about October 1, 2016, the Fund will operate as a Retail money market fund. As a Retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a Retail money market fund under the amendments; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board determines such liquidity fees or redemption gates are in the best interest of the Fund.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,000.20	$0.35[2]
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.78	$0.36[2]
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Wealth Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	47.9%
U.S. Treasury Securities	41.3%
Other Assets and Liabilities—Net[2]	10.8%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	56.1%
8-30 Days	2.5%
31-90 Days	8.2%
91-180 Days	13.2%
181 Days or more	9.2%
Other Assets and Liabilities—Net[2]	10.8%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—47.9%
$1,000,000,000		Interest in $2,880,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,880,081,600 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2045 and the market value of those underlying securities was $2,937,683,331.	$1,000,000,000
325,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.32%, dated 1/6/2016 under which Bank of Montreal will repurchase securities provided as collateral for $350,180,444 on 3/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $357,082,508.	325,000,000
400,000,000	[1]	Repurchase agreement 0.28%, dated 6/15/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $400,855,556 on 3/16/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $408,733,130.	400,000,000
250,000,000		Repurchase agreement 0.32%, dated 1/29/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,006,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $255,006,869.	250,000,000
475,000,000		Interest in $500,000,000 joint repurchase agreement 0.32%, dated 1/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,031,111 on 2/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $510,018,207.	475,000,000
500,000,000		Repurchase agreement 0.32%, dated 1/29/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,013,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2022 and the market value of those underlying securities was $510,013,679.	500,000,000
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Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$429,608,000		Interest in $4,000,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,113,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $4,080,115,608.	$429,608,000
1,250,000,000		Repurchase agreement 0.35%, dated 1/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $1,250,036,458 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,275,001,213.	1,250,000,000
173,000,000		Repurchase agreement 0.35%, dated 1/29/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $173,005,046 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2023 and the market value of those underlying securities was $176,461,829.	173,000,000
200,000,000		Repurchase agreement 0.31%, dated 1/29/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,005,167 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $204,004,382.	200,000,000
275,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.35%, dated 1/22/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,029,167 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $306,022,403.	275,000,000
78,619,000		Repurchase agreement 0.34%, dated 1/29/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $78,621,228 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2020 and the market value of those underlying securities was $80,192,828.	78,619,000
100,000,000		Repurchase agreement 0.32%, dated 1/29/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $100,002,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $102,002,721.	100,000,000
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Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement 0.32%, dated 1/29/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,013,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,013,646.	$500,000,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,011,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $408,011,560.	200,000,000
478,277,000		Repurchase agreement 0.35%, dated 1/29/2016 under which Prudential Insurance Co. of America, will repurchase securities provided as collateral for $478,290,950 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $487,348,836.	478,277,000
975,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 11/12/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,425,000 on 2/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $1,020,413,107.	975,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.31%, dated 1/4/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,155,000 on 2/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,122,967.	475,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.31%, dated 1/7/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,150,694 on 2/11/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,109,800.	475,000,000
1,325,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.34%, dated 1/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,400,092,556 on 2/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,428,080,920.	1,325,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		REPURCHASE AGREEMENTS—continued
$375,000,000		Interest in $500,000,000 joint repurchase agreement 0.34%, dated 1/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,033,056 on 2/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,024,084.	$375,000,000
1,700,000,000		Repurchase agreement 0.36%, dated 1/29/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,700,051,000 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $1,734,052,021.	1,700,000,000
375,000,000		Interest in $400,000,000 joint repurchase agreement 0.33%, dated 1/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,025,667 on 2/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,022,491.	375,000,000
200,000,000		Repurchase agreement 0.34%, dated 1/29/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $200,005,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2019 and the market value of those underlying securities was $204,005,822.	200,000,000
375,000,000	[1]	Repurchase agreement 0.40%, dated 1/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,404,444 on 4/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $408,113,385.	375,000,000
		TOTAL REPURCHASE AGREEMENTS	12,909,504,000
		U.S. TREASURIES—41.3%
225,000,000	[2]	United States Treasury Bills, 0.175%, 4/28/2016	224,904,844
15,000,000	[2]	United States Treasury Bills, 0.254%, 3/3/2016	14,996,771
100,000,000	[2]	United States Treasury Bills, 0.260%, 2/18/2016	99,987,722
2,186,720,000	[3]	United States Treasury Floating Rate Notes, 0.374% - 473%, 4/30/2016 - 10/31/2017	2,184,747,022
238,000,000		United States Treasury Notes, 0.250%, 4/15/2016	237,960,938
1,299,907,000		United States Treasury Notes, 0.375% - 2.250%, 3/31/2016	1,303,075,702
1,435,000,000		United States Treasury Notes, 0.375% - 2.625%, 4/30/2016	1,440,105,753
1,002,000,000		United States Treasury Notes, 0.375% - 3.250%, 5/31/2016	1,006,258,771
573,500,000		United States Treasury Notes, 0.375% - 4.500%, 2/15/2016	573,975,763
323,325,000		United States Treasury Notes, 0.375%, 3/15/2016	323,375,482
801,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	811,842,685
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	U.S. TREASURIES—continued
$233,000,000	United States Treasury Notes, 0.625%, 7/15/2016	$233,076,231
135,000,000	United States Treasury Notes, 0.625%, 11/15/2016	134,995,387
187,000,000	United States Treasury Notes, 1.000%, 8/31/2016	187,506,914
1,101,650,000	United States Treasury Notes, 1.500% - 3.250%, 7/31/2016	1,109,903,177
237,000,000	United States Treasury Notes, 1.500%, 6/30/2016	238,077,159
357,000,000	United States Treasury Notes, 2.125% - 2.625%, 2/29/2016	357,587,496
240,000,000	United States Treasury Notes, 3.125%, 10/31/2016	244,238,072
420,000,000	United States Treasury Notes, 5.125%, 5/15/2016	425,652,075
	TOTAL U.S. TREASURIES	11,152,267,964
	TOTAL INVESTMENTS—89.2% (AT AMORTIZED COST)[4]	24,061,771,964
	OTHER ASSETS AND LIABILITIES - NET—10.8%[5]	2,925,514,855
	TOTAL NET ASSETS—100%	$26,987,286,819
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.17%[5]	0.07%	0.06%[5]
Net investment income	0.01%[5]	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.47%[5]	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,043,155	$1,762,114	$1,259,398
1	Reflect operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.15%[3]	0.07%	0.06%	0.14%	0.10%	0.15%
Net investment income	0.03%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.15%[3]	0.21%	0.22%	0.15%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,596,713	$22,161,341	$17,466,664	$18,310,173	$16,201,298	$10,259,195
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.16%[3]	0.07%	0.06%	0.14%	0.10%	0.16%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.37%[3]	0.46%	0.47%	0.40%	0.43%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,885,839	$3,749,474	$4,053,950	$4,382,656	$4,525,468	$5,048,852
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.07%	0.06%	0.14%	0.09%	0.16%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.02%	0.01%
Expense waiver/reimbursement[4]	0.22%[3]	0.31%	0.32%	0.25%	0.29%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$805,593	$798,750	$581,661	$634,334	$372,061	$1,171,302
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	1.00%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.17%[3]	0.07%	0.06%	0.14%	0.10%	0.16%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.62%[3]	0.71%	0.72%	0.65%	0.68%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$655,987	$630,384	$436,361	$560,816	$710,705	$826,650
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$12,909,504,000
Investment in securities	11,152,267,964
Total investment in securities, at amortized cost and fair value		$24,061,771,964
Cash		27,423
Income receivable		83,711,081
Receivable for investments sold		2,847,500,000
Receivable for shares sold		2,474,320
Prepaid temporary guarantee program insurance (Note 2)		257,257
TOTAL ASSETS		26,995,742,045
Liabilities:
Payable for shares redeemed	$5,656,511
Income distribution payable	1,393,870
Payable to adviser (Note 4)	264,627
Payable for transfer agent fee	189,204
Payable for distribution services fee (Note 4)	59,856
Payable for other service fees (Note 2 and 4)	524,765
Accrued expenses (Note 4)	366,393
TOTAL LIABILITIES		8,455,226
Net assets for 26,987,004,769 shares outstanding		$26,987,286,819
Net Assets Consist of:
Paid-in capital		$26,987,165,871
Accumulated net realized gain on investments		114,058
Undistributed net investment income		6,890
TOTAL NET ASSETS		$26,987,286,819
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$2,043,155,471 ÷ 2,043,135,215 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$19,596,712,640 ÷ 19,596,510,547 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,885,838,645 ÷ 3,885,794,007 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$805,593,094 ÷ 805,584,617 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$655,986,969 ÷ 655,980,382 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$24,187,768
Expenses:
Investment adviser fee (Note 4)		$27,301,484
Administrative fee (Note 4)		10,681,760
Custodian fees		435,547
Transfer agent fee (Note 2)		1,033,034
Directors'/Trustees' fees (Note 4)		92,998
Auditing fees		11,382
Legal fees		4,167
Portfolio accounting fees		111,981
Distribution services fee (Note 4)		822,397
Other service fees (Note 2 and 4)		8,499,002
Share registration costs		62,029
Printing and postage		42,624
Miscellaneous (Note 4)		347,472
TOTAL EXPENSES		49,445,877
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(19,430,712)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(9,435,426)
TOTAL WAIVERS AND REIMBURSEMENTS		(28,866,138)
Net expenses			20,579,739
Net investment income			3,608,029
Net realized gain on investments			235,470
Change in net assets resulting from operations			$3,843,499
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,608,029	$2,595,124
Net realized gain on investments	235,470	235,157
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,843,499	2,830,281
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(93,274)	(150,086)
Institutional Shares	(3,266,616)	(1,842,984)
Service Shares	(197,632)	(415,566)
Capital Shares	(49,347)	(80,513)
Trust Shares	(32,918)	(52,955)
Distributions from net realized gain on investments
Automated Shares	(23,607)	(3,987)
Institutional Shares	(261,099)	(55,695)
Service Shares	(52,586)	(11,946)
Capital Shares	(10,185)	(1,753)
Trust Shares	(8,457)	(1,331)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,995,721)	(2,616,816)
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets–continued
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Share Transactions:
Proceeds from sale of shares	$62,529,659,911	$123,248,204,281
Proceeds from shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	702,519,649	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	—	29,195,920
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	—	80,946,968
Net asset value of shares issued to shareholders in payment of distributions declared	1,274,698	854,294
Cost of shares redeemed	(65,348,079,114)	(118,055,385,935)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,114,624,856)	5,303,815,528
Change in net assets	(2,114,777,078)	5,304,028,993
Net Assets:
Beginning of period	29,102,063,897	23,798,034,904
End of period (including undistributed net investment income of $6,890 and $38,648, respectively)	$26,987,286,819	$29,102,063,897
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On December 4, 2015, the Fund acquired all of the net assets of Huntington U.S. Treasury Money Market Fund, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by Huntington U.S. Treasury Money Market Fund's shareholders on December 2, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Huntington U.S. Treasury Money Market Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, were as follows:
Net investment income*	$3,639,011
Net realized gain on investments	$244,646
Net increase in net assets resulting from operations	$3,883,657
*	Net investment income reflects $30,982 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Huntington U.S. Treasury Money Market Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
For every one share of Huntington U.S. Treasury Money Market Fund A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of Huntington U.S. Treasury Money Market Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
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The Fund received net assets from Huntington U.S. Treasury Money Market Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Huntington U.S. Treasury Money Market Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
702,519,649	$702,519,649	$26,404,953,361	$27,107,439,616
On September 19, 2014, the Fund acquired all of the net assets of Federated Treasury Cash Series II, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by Federated Treasury Cash Series II shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Treasury Cash Series II was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,546,696
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,781,853
*	Net investment income includes $48,462 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Federated Treasury Cash Series II that has been included in the Fund's Statement of Operations as of July 31, 2015.
For every one share of Federated Treasury Cash Series II exchanged, a shareholder received one share of the Fund's Trust Shares.
The Fund received net assets from Federated Treasury Cash Series II as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Treasury Cash Series II Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
29,195,909	$29,195,920	$25,049,795,550	$25,078,991,470
On October 10, 2014, the Fund acquired all of the net assets of Federated Automated Government Money Trust, an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by Federated Automated Government Money Trust's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and
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strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Federated Automated Government Money Trust was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2015, were as follows:
Net investment income*	$2,590,465
Net realized gain on investments	$235,157
Net increase in net assets resulting from operations	$2,825,622
*	Net investment income includes $4,640 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Federated Automated Government Money Trust that has been included in the Fund's Statement of Operations as of July 31, 2015.
For every one share of Federated Automated Government Money Trust Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
The Fund received net assets from Federated Automated Government Money Trust as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Automated Government Money Trust Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
80,948,872	$80,946,968	$25,122,700,517	$25,203,647,485
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
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The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $28,866,138 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Automated Shares	$939,960	$(124,424)	$(602,013)
Institutional Shares	73,292	(152)	—
Service Shares	14,423	(4)	—
Capital Shares	2,946	—	—
Trust Shares	2,413	—	—
TOTAL	$1,033,034	$(124,580)	$(602,013)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$2,332,468	$(29,998)	$(2,279,870)
Service Shares	4,943,389	(117,295)	(4,399,485)
Capital Shares	400,748	(5,517)	(307,914)
Trust Shares	822,397	—	(822,397)
TOTAL	$8,499,002	$(152,810)	$(7,809,666)
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For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,101,081,227	$1,101,081,227	1,839,592,290	$1,839,592,290
Shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust Fund	—	—	80,948,872	80,946,968
Shares issued to shareholders in payment of distributions declared	113,046	113,046	149,790	149,790
Shares redeemed	(820,154,482)	(820,154,482)	(1,417,986,250)	(1,417,986,250)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	281,039,791	$281,039,791	502,704,702	$502,702,798
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,377,714,200	$51,377,719,492	100,236,215,155	$100,236,215,155
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	639,522,681	639,522,681	—	—
Shares issued to shareholders in payment of distributions declared	1,097,000	1,097,000	614,825	614,825
Shares redeemed	(54,582,849,251)	(54,582,849,251)	(95,542,315,219)	(95,542,315,219)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,564,515,370)	($2,564,510,078)	4,694,514,761	$4,694,514,761

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,225,933,506	$8,225,946,627	17,077,527,413	$17,077,527,413
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	62,996,968	62,996,968	—	—
Shares issued to shareholders in payment of distributions declared	43,036	43,036	57,860	57,860
Shares redeemed	(8,152,603,161)	(8,152,603,161)	(17,382,087,799)	(17,382,087,799)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	13,370,349	$136,383,470	(304,502,526)	$(304,502,526)

	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,055,317,643	$1,055,282,656	2,656,381,715	$2,656,381,715
Shares issued to shareholders in payment of distributions declared	10,487	10,487	14,676	14,676
Shares redeemed	(1,048,446,192)	(1,048,446,192)	(2,439,313,799)	(2,439,313,799)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,881,938	$6,846,951	217,082,592	$217,082,592
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	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	769,613,335	$769,616,982	1,438,487,707	$1,438,487,708
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II Fund	—	—	29,195,909	29,195,920
Shares issued to shareholders in payment of distributions declared	11,129	11,129	17,143	17,143
Shares redeemed	(744,022,028)	(744,022,028)	(1,273,682,868)	(1,273,682,868)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	25,602,436	$25,606,083	194,017,891	$194,017,903
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,114,620,856)	($2,114,620,856)	5,303,817,420	$5,303,815,528
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $19,430,712 of its fee and voluntarily reimbursed $124,580 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$822,397	$(746,357)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2016, FSSC received $18 and reimbursed $152,810 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2016, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $3,000,442,030.
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General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$0.85[2]
Institutional Shares	$1,000	$1,000.20	$0.75[3]
Service Shares	$1,000	$1,000.10	$0.80[4]
Capital Shares	$1,000	$1,000.10	$0.85[5]
Trust Shares	$1,000	$1,000.10	$0.85[6]
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	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.28	$0.87[2]
Institutional Shares	$1,000	$1,024.28	$0.76[3]
Service Shares	$1,000	$1,024.33	$0.81[4]
Capital Shares	$1,000	$1,024.28	$0.87[5]
Trust Shares	$1,000	$1,024.28	$0.87[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.17%
Institutional Shares	0.15%
Service Shares	0.16%
Capital Shares	0.17%
Trust Shares	0.17%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.26 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.52 and $3.56, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's advisory contract.
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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2016
Share Class	Ticker
Institutional	TTOXX
Cash II	TTIXX
Cash Series	TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	55.7%
U.S. Treasury Securities	29.1%
Other Assets and Liabilities—Net[2]	15.2%
TOTAL	100.0%
At January 31, 2016, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	68.0%
8-30 Days	1.7%
31-90 Days	2.2%
91-180 Days	4.6%
181 Days or more	8.3%
Other Assets and Liabilities—Net[2]	15.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—55.7%
$25,000,000	[1]	Interest in $350,000,000 joint repurchase agreement 0.32%, dated 1/6/2016 under which Bank of Montreal will repurchase securities provided as collateral for $350,180,444 on 3/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $357,082,508.	$25,000,000
200,000,000		Repurchase agreement 0.34%, dated 1/29/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $200,005,667 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $204,005,780.	200,000,000
100,000,000		Repurchase agreement 0.33%, dated 1/29/2016 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,002,750 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $102,004,990.	100,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 0.32%, dated 1/28/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,031,111 on 2/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $510,018,207.	25,000,000
59,735,000		Interest in $4,000,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,113,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $4,080,115,608.	59,735,000
25,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.35%, dated 1/22/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,029,167 on 2/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $306,022,403.	25,000,000
200,000,000		Interest in $400,000,000 joint repurchase agreement 0.34%, dated 1/29/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $400,011,333 on 2/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $408,011,560.	200,000,000
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Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$25,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 11/12/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,425,000 on 2/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $1,020,413,107.	$25,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.31%, dated 1/4/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,155,000 on 2/9/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $510,122,967.	25,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.31%, dated 1/7/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,150,694 on 2/11/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $510,109,800.	25,000,000
75,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.34%, dated 1/26/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $1,400,092,556 on 2/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $1,428,080,920.	75,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 0.34%, dated 1/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,033,056 on 2/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,024,084.	25,000,000
25,000,000		Interest in $400,000,000 joint repurchase agreement 0.33%, dated 1/26/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,025,667 on 2/2/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,022,491.	25,000,000
25,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.40%, dated 1/7/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,404,444 on 4/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2018 and the market value of those underlying securities was $408,113,385.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	859,735,000
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Principal Amount			Value
		U.S. TREASURY—29.1%
$13,000,000	[2]	United States Treasury Bills, 0.175% - 0.178%, 4/28/2016	$12,994,502
25,000,000	[2]	United States Treasury Bills, 0.260%, 2/18/2016	24,996,931
113,860,000	[3]	United States Treasury Floating Rate Notes, 0.374% - 0.473%, 4/30/2016 – 10/31/2017	113,729,735
24,500,000		United States Treasury Notes, 0.375% - 1.750%, 5/31/2016	24,550,633
29,457,000		United States Treasury Notes, 0.375% - 2.000%, 4/30/2016	29,566,072
20,000,000		United States Treasury Notes, 0.375% - 2.250%, 3/31/2016	20,015,293
4,000,000		United States Treasury Notes, 0.375% - 4.500%, 2/15/2016	4,005,715
15,000,000		United States Treasury Notes, 0.375%, 3/15/2016	15,001,597
53,000,000		United States Treasury Notes, 0.625% - 4.875%, 8/15/2016	53,647,756
17,000,000		United States Treasury Notes, 0.625%, 7/15/2016	17,005,562
5,000,000		United States Treasury Notes, 0.625%, 11/15/2016	4,999,829
9,000,000		United States Treasury Notes, 1.000%, 8/31/2016	9,023,829
74,750,000		United States Treasury Notes, 1.500% - 3.250%, 7/31/2016	75,256,667
1,000,000		United States Treasury Notes, 1.500%, 6/30/2016	1,004,513
4,000,000		United States Treasury Notes, 2.125% - 2.625%, 2/29/2016	4,007,039
20,000,000		United States Treasury Notes, 3.125%, 10/31/2016	20,353,173
18,000,000		United States Treasury Notes, 5.125%, 5/15/2016	18,242,633
		TOTAL U.S. TREASURY	448,401,479
		TOTAL INVESTMENTS—84.8% (AT AMORTIZED COST)[4]	1,308,136,479
		OTHER ASSETS AND LIABILITIES - NET—15.2%[5]	234,949,886
		TOTAL NET ASSETS—100%	$1,543,086,365
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is a result of open receivable for investments sold.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Year Ended July 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—	—	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	—	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]	—	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—	—	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.14%[5]	0.08%	0.07%	0.14%	0.11%	0.18%
Net investment income	0.03%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.21%[5]	0.53%	0.52%	0.43%	0.46%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$125,838	$115,211	$204,903	$174,791	$181,606	$192,803
1	On June 2, 2015, the Fund's current shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.32%[5]	0.13%[5]
Net investment income	0.00%[4,5]	0.00%[5]
Expense waiver/reimbursement[6]	0.70%[5]	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$693,625	$584
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2016	Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.13%[5]
Net investment income	0.00%[4,5]	0.00%[5]
Expense waiver/reimbursement[6]	1.08%[5]	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$723,624	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2016 (unaudited)
Assets:
Investment in repurchase agreements	$859,735,000
Investment in securities	448,401,479
Total investment in securities, at amortized cost and fair value		$1,308,136,479
Income receivable		3,847,980
Receivable for investments sold		231,500,000
Receivable for shares sold		9,630
Prepaid expenses		45,986
TOTAL ASSETS		1,543,540,075
Liabilities:
Payable for shares redeemed	115
Bank overdraft	11,541
Income distribution payable	10,378
Payable to adviser (Note 4)	181,602
Payable for transfer agent fee	150,647
Payable for Directors'/Trustees' fees (Note 4)	199
Payable for distribution services fee (Note 4)	99,228
TOTAL LIABILITIES		453,710
Net assets for 1,543,087,082 shares outstanding		$1,543,086,365
Net Assets Consist of:
Paid-in capital		$1,543,087,112
Accumulated net realized gain on investments		2,442
Distributions in excess of net investment income		(3,189)
TOTAL NET ASSETS		$1,543,086,365
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$125,837,839 ÷ 125,837,911 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$693,624,564 ÷ 693,624,874 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$723,623,962 ÷ 723,624,297 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2016 (unaudited)
Investment Income:
Interest			$868,370
Expenses:
Investment adviser fee (Note 4)		$773,935
Administrative fee (Note 4)		302,698
Custodian fees		15,670
Transfer agent fee (Note 2)		359,460
Directors'/Trustees' fees (Note 4)		693
Auditing fees		10,356
Legal fees		4,295
Portfolio accounting fees		53,373
Distribution services fee (Note 4)		1,700,427
Other service fees (Note 2)		806,088
Share registration costs		50,349
Printing and postage		18,166
Miscellaneous (Note 4)		16,778
TOTAL EXPENSES		4,112,288
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(655,433)
Waivers/reimbursement of other operating expenses (Notes 2 and 4)	(2,605,824)
TOTAL WAIVERS AND REIMBURSEMENT		(3,261,257)
Net expenses			851,031
Net investment income			17,339
Net realized gain on investments			3,305
Change in net assets resulting from operations			$20,644
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2016	Year Ended 7/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$17,339	$—
Net realized gain on investments	3,305	1,510
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,644	1,510
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(20,528)	—
Cash II Shares	(0)[1]	—
Cash Series Shares	(0)[1]	—
Distributions from net realized gain on investments
Institutional Shares	(804)	(502)
Cash II Shares	(4)	—
Cash Series Shares	(1,563)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,899)	(502)
Share Transactions:
Proceeds from sale of shares	1,652,476,784	935,272,756
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	678,053,289	—
Net asset value of shares issued to shareholders in payment of distributions declared	7,751	236
Cost of shares redeemed	(1,057,369,098)	(870,256,962)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,273,168,726	65,016,030
Change in net assets	1,273,166,471	65,017,038
Net Assets:
Beginning of period	269,919,894	204,902,856
End of period (including undistributed (distributions in excess of) net investment income of $(3,189) and $0, respectively)	$1,543,086,365	$269,919,894
1 Represents less than $1.
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
January 31, 2016 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
On June 2, 2015, the Fund's current shares were re-designated as Institutional Shares and commenced offering Cash II Shares and Cash Series Shares.
On December 11, 2015, the Fund acquired all of the net assets of Federated Treasury Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2016, were as follows:
Net investment income*	$17,339
Net realized gain on investments	$5,042
Net increase in net assets resulting from operations	$22,381
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2016.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Treasury Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
678,053,289	$678,053,289	$780,200,131	$1,458,253,420
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of
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additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,261,257 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Waived by Unaffiliated Third Parties
Institutional Shares	$4,412	$(1)
Cash II Shares	106,050	(34,132)
Cash Series Shares	248,998	(168,277)
TOTAL	$359,460	$(202,410)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2016, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$234,227	$(234,227)
Cash Series Shares	571,861	(571,861)
TOTAL	$806,088	$(806,088)
For the six months ended January 31, 2016, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2016		Year Ended 7/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	330,110,700	$330,110,700	780,217,929	$780,217,929
Shares issued to shareholders in payment of distributions declared	6,187	6,187	236	236
Shares redeemed	(319,489,535)	(319,489,535)	(869,909,944)	(869,909,944)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,627,352	$10,627,352	(89,691,779)	$(89,691,779)

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	131,260,842	$131,260,842	640,974	$640,974
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	678,053,277	678,053,289	—	—
Shares issued to shareholders in payment of distributions declared	4	4	—	—
Shares redeemed	(116,273,056)	(116,273,056)	(57,167)	(57,167)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	693,041,067	$693,041,079	583,807	$583,807

	Six Months Ended 1/31/2016		Period Ended 7/31/2015[1]
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,191,105,242	$1,191,105,242	154,413,853	$154,413,853
Shares issued to shareholders in payment of distributions declared	1,560	1,560	—	—
Shares redeemed	(621,606,507)	(621,606,507)	(289,851)	(289,851)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	569,500,295	$569,500,295	154,124,002	$154,124,002
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,273,168,714	$1,273,168,726	65,016,030	$65,016,030
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to June 2, 2015, the annual advisory fee was 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the
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amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. In addition, subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the Adviser voluntarily waived $655,433.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived
Cash II Shares	$327,960	$(276,607)	$—
Cash Series Shares	1,372,467	(1,091,974)	(228,745)
TOTAL	$1,700,427	$(1,368,581)	$(228,745)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2016, FSC did not retain any fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares, and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2016 (April 1, 2017 with respect to Cash II Shares and Cash Series Shares); or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the Fund did not utilize the LOC.
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6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2016, there were no outstanding loans. During the six months ended January 31, 2016, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2016	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$0.70[2]
Cash II Shares	$1,000	$1,000.00	$1.61[3]
Cash Series Shares	$1,000	$1,000.00	$1.01[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.43	$0.71[2]
Cash II Shares	$1,000	$1,023.53	$1.63[3]
Cash Series Shares	$1,000	$1,024.13	$1.02[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.14%
Cash II Shares	0.32%
Cash Series Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.52 and $4.57, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.28 and $5.33, respectively.
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Evaluation and Approval of Advisory Contract–May 2015
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
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charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. In May 2014, the Senior Officer recommended that Federated review the fee structures of its money market funds to determine whether it would be appropriate to consider alternative pricing structures. Federated has combined that review with its consideration of the re-structuring of its money market fund product line in response to the recently adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
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At the Board meeting in May 2015, Federated proposed and the Board approved a 0.20% reduction in the stated gross investment advisory fee from 0.40% to 0.20% to better align the Fund's advisory fee with the other money market funds in Federated's money market fund product line in response to the recently adopted amendments to Rule 2a-7. The effective date of the reduced gross investment advisory fee is June 2, 2015.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
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The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 24, 2016